UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Fidelity® Floating Rate
Central Fund

Semiannual Report

March 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

FR1-SANN-0512
1.814673.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Actual	.0003%	$ 1,000.00	$ 1,090.50	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.00	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.9	3.4
Intelsat Jackson Holdings SA	2.7	2.8
First Data Corp.	2.6	3.2
Asurion Corp.	2.5	0.0
Univision Communications, Inc.	2.2	2.4
	12.9
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	13.5	13.6
Telecommunications	9.7	11.1
Healthcare	6.9	7.5
Electric Utilities	6.4	7.7
Gaming	4.8	6.5
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
BBB 0.8%	BBB 0.9%
BB 26.0%	BB 24.6%
B 43.3%	B 45.8%
CCC,CC,C 6.1%	CCC,CC,C 7.7%
Not Rated 15.5%	Not Rated 14.7%
Equities 2.1%	Equities 1.2%
Interfund Loans 0.0%	Interfund Loans 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 6.2%	Short-Term Investments and Net Other Assets (Liabilities) 4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2012*		As of September 30, 2011**
	Floating Rate Loans 85.0%		Floating Rate Loans 87.3%
	Nonconvertible Bonds 6.7%		Nonconvertible Bonds 6.4%
	Common Stocks 2.1%		Common Stocks 1.2%
	Interfund Loans 0.0%		Interfund Loans 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.9%
* Foreign investments	10.1%	** Foreign investments	9.2%

Semiannual Report

Investments March 31, 2012

Showing Percentage of Net Assets

Floating Rate Loans (f) - 85.0%
	Principal Amount	Value
Aerospace - 2.5%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (e)	$ 4,351,803	$ 4,226,689
Sequa Corp. term loan 3.8357% 12/3/14 (e)	23,604,953	23,191,867
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (e)	8,428,875	8,439,411
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	5,798,121	5,798,121
		41,656,088
Air Transportation - 1.8%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	5,827,721	5,784,013
Northwest Airlines Corp.:
Tranche A, term loan 2.22% 12/31/18 (e)	2,859,884	2,673,992
Tranche B, term loan 4.08% 12/22/13 (e)	1,247,968	1,244,848
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	2,854,438	2,747,397
US Airways Group, Inc. term loan 2.7418% 3/23/14 (e)	19,543,985	18,029,326
		30,479,576
Automotive - 2.8%
AM General LLC:
Credit-Linked Deposit 3.2413% 9/30/12 (e)	75,331	68,551
Tranche B, term loan 3.244% 9/30/13 (e)	1,162,160	1,057,565
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	14,392,721	14,626,603
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (e)	4,321,132	4,321,132
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (e)	19,495,228	18,715,419
Tranche C, term loan 2.1775% 12/27/15 (e)	9,946,382	9,523,661
		48,312,931
Banks & Thrifts - 0.3%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (e)	5,080,477	5,105,879
Broadcasting - 4.8%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (e)	4,532,782	4,476,123
Barrington Broadcasting Co., LLC Tranche B, term loan 7.5% 6/14/17 (e)	2,983,794	3,006,172
Clear Channel Capital I LLC Tranche B, term loan 3.8913% 1/29/16 (e)	10,793,131	8,742,436
Clear Channel Communications, Inc. Tranche A, term loan 3.6413% 7/30/14 (e)	5,577,803	5,138,551
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	4,476,537	4,471,165
Floating Rate Loans (f) - continued
	Principal Amount	Value
Broadcasting - continued
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	$ 2,800,402	$ 2,800,402
Univision Communications, Inc. term loan 4.4913% 3/31/17 (e)	40,796,258	37,838,530
VNU, Inc. Tranche C, term loan 3.4928% 5/1/16 (e)	14,768,505	14,731,584
		81,204,963
Building Materials - 0.2%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	2,037,936	2,037,936
Goodman Global Group, Inc. Tranche 2 LN, term loan 9% 10/28/17 (e)	582,091	590,822
		2,628,758
Cable TV - 2.3%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (e)	13,915,000	13,741,063
CSC Holdings, Inc. Tranche B3, term loan 1.9913% 3/29/16 (e)	10,916,003	10,821,034
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	4,167,000	4,161,791
Liberty Cablevision of Puerto Rico LTC term loan 2.4737% 6/15/14 (e)	1,179,654	1,156,061
UPC Broadband Holding BV:
Tranche T, term loan 3.744% 12/31/16 (e)	355,921	353,252
Tranche X, term loan 3.744% 12/31/17 (e)	5,113,627	5,049,707
WideOpenWest Finance LLC:
Tranche A, term loan 6.7428% 6/28/14 (e)	512,664	507,537
Tranche B 1LN, term loan 2.7419% 6/27/14 (e)	2,912,787	2,810,839
		38,601,284
Capital Goods - 1.1%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (e)	8,798,463	8,776,466
Kinetek Industries, Inc. Tranche B 1LN, term loan 2.7413% 11/10/13 (e)	644,174	634,511
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (e)	3,428,184	3,428,184
Unifrax Corp. Tranche B, term loan 7% 11/28/18 (e)	5,827,395	5,892,953
		18,732,114
Chemicals - 1.5%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	6,424,518	6,528,917
INEOS US Finance Tranche C 2LN, term loan 8.001% 12/16/14 (e)	1,089,670	1,131,894
Floating Rate Loans (f) - continued
	Principal Amount	Value
Chemicals - continued
OM Group, Inc. Tranche B, term loan 5.75% 8/2/17 (e)	$ 3,378,779	$ 3,408,512
PL Propylene LLC Tranche B, term loan 7% 3/20/17 (e)	7,140,000	7,175,700
Tronox, Inc.:
Tranche B, term loan 4.25% 2/8/18 (e)	3,147,286	3,139,418
Tranche DD, term loan 1% 8/8/18 (e)(g)	858,714	856,568
Univar NV Tranche B, term loan 5% 6/30/17 (e)	3,122,744	3,130,551
		25,371,560
Consumer Products - 1.9%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	5,786,750	5,801,217
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.5% 10/26/14 (e)	3,860,000	3,396,800
Tranche B 1LN, term loan 2.25% 4/26/14 (e)	5,164,295	4,854,437
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	3,704,286	3,708,916
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (e)	5,867,296	5,852,628
Reynolds Consumer Products Holdings, Inc. Tranche C, term loan 6.5% 8/9/18 (e)	9,305,705	9,422,026
		33,036,024
Containers - 0.5%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	4,010,172	4,010,172
Tranche 2LN, term loan 10% 9/2/16 (e)	3,528,000	3,528,000
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (e)	1,239,737	1,238,187
		8,776,359
Diversified Financial Services - 1.6%
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (e)	1,825,061	1,706,432
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	2,000,000	2,012,600
HarbourVest Partners LLC Tranche B, term loan 6.25% 12/17/16 (e)	9,869,617	9,869,617
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (e)	4,976,000	4,976,000
LPL Holdings, Inc. Tranche B, term loan 4% 3/14/19 (e)	5,000,000	4,994,000
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (e)	2,861,886	2,883,350
		26,441,999
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.72% 5/31/14 (e)	12,834,826	10,524,557
Floating Rate Loans (f) - continued
	Principal Amount	Value
Electric Utilities - 6.3%
Bicent Power LLC Tranche 2LN, term loan 4.58% 12/31/14 (e)	$ 4,573,000	$ 22,865
BRSP LLC term loan 7.5% 6/24/14 (e)	7,725,601	7,802,857
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (e)	10,956,931	10,929,539
Dynegy, Inc. (Gas) Tranche B, term loan 9.25% 8/5/16 (e)	10,062,142	10,514,938
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.6827% 12/15/14 (e)	18,522,000	17,873,730
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7428% 10/10/14 (e)	62,517,894	37,901,471
4.7428% 10/10/17 (e)	21,769,000	12,109,006
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	9,069,360	9,081,150
		106,235,556
Energy - 4.0%
Alon USA, Inc. term loan 4.5% 8/4/13 (e)	11,353,131	11,126,068
ATP Oil & Gas Corp. Tranche B, term loan 9.5% 1/15/15 (e)	5,000,000	4,975,000
CCS, Inc. Tranche B, term loan 3.2413% 11/14/14 (e)	13,881,137	13,430,000
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	18,000,000	17,640,000
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (e)	3,006,806	2,999,289
Race Point Power Tranche B, term loan 8.0302% 1/11/18 (e)	7,184,875	7,113,026
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	11,057,850	11,057,850
		68,341,233
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.25% 3/30/14 (e)	113,726	101,216
Food & Drug Retail - 2.4%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	5,398,000	5,398,000
Rite Aid Corp. Tranche ABL, term loan 2.003% 6/4/14 (e)	16,846,225	16,467,185
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (e)	7,331,000	7,376,819
Sprouts Farmers Market LLC Tranche B, term loan 6.0025% 4/18/18 (e)	11,923,590	11,714,927
		40,956,931
Floating Rate Loans (f) - continued
	Principal Amount	Value
Gaming - 4.2%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (e)	$ 4,838,757	$ 3,774,230
Green Valley Ranch Gaming LLC term loan:
6.25% 6/17/16 (e)	3,895,169	3,836,741
10% 6/17/17 (e)	1,773,000	1,773,000
Gun Lake Tribal Gaming Authority term loan 12% 7/20/15 (e)	12,922,000	13,761,930
Harrah's Entertainment, Inc.:
Tranche B-6, term loan 5.4918% 1/28/18 (e)	6,926,682	6,268,647
Tranche B4, term loan 9.5% 10/31/16 (e)	5,748,598	5,921,056
Kerzner International Ltd.:
term loan 3.2446% 9/1/13 (e)	24,920,104	21,805,091
Tranche DD, term loan 4.1642% 9/1/13 (e)	13,603,485	11,903,049
Station Casinos LLC Tranche B1, term loan 3.2413% 6/16/18 (e)	2,335,584	2,160,415
		71,204,159
Healthcare - 6.9%
Community Health Systems, Inc. term loan 3.9886% 1/25/17 (e)	18,326,399	18,051,503
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	8,423,372	7,917,970
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	8,728,496	8,728,496
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (e)	4,415,668	4,410,148
HCA, Inc. Tranche B2, term loan 3.7197% 3/31/17 (e)	31,206,869	30,660,749
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	7,519,535	7,237,552
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	4,993,237	4,993,237
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	7,187,949	7,197,293
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.4916% 6/15/14 (e)	12,259,390	11,983,554
Tranche 2LN, term loan 5.9913% 6/15/15 (e)	7,689,639	7,439,726
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (e)	2,971,333	2,837,623
United Surgical Partners International, Inc. term loan 6% 3/14/19 (e)	5,000,000	4,950,000
		116,407,851
Homebuilders/Real Estate - 0.9%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.4918% 11/9/16 (e)	598,843	595,849
Floating Rate Loans (f) - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
CB Richard Ellis Services, Inc. Tranche C, term loan 3.4913% 3/4/18 (e)	$ 2,914,359	$ 2,896,144
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (e)	123,634	115,289
term loan 4.77% 10/10/16 (e)	1,576,056	1,469,672
Tranche 2LN, term loan 13.5% 10/15/17	2,939,000	3,019,823
Credit-Linked Deposit 3.2953% 10/10/13 (e)	1,148,901	1,074,222
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (e)	6,401,000	6,457,329
		15,628,328
Insurance - 3.0%
Asurion Corp.:
Tranche 1ST LIEN, term loan 5.5% 5/24/18 (e)	21,512,261	21,297,139
Tranche 2ND LIEN, term loan 9% 5/24/19 (e)	21,428,000	21,723,706
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (e)	5,130,000	5,232,600
USI Holdings Corp. Tranche B, term loan 2.75% 5/4/14 (e)	3,397,571	3,338,114
		51,591,559
Leisure - 2.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.5% 4/22/16 (e)	16,523,883	16,441,263
Cannery Casino Resorts LLC:
term loan 4.4913% 5/18/13 (e)	2,582,590	2,511,569
Tranche B, term loan 4.4913% 5/18/13 (e)	2,966,696	2,885,112
Formula One Holdings Tranche D, term loan 3.75% 6/30/14 (e)	7,450,943	7,376,433
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	3,857,136	3,857,136
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (e)	13,487,872	13,622,751
		46,694,264
Metals/Mining - 0.8%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	2,867,750	2,874,919
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8545% 5/8/16 (e)	2,328,383	2,337,231
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,799,256	1,790,260
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (e)	6,684,255	6,650,834
		13,653,244
Floating Rate Loans (f) - continued
	Principal Amount	Value
Publishing/Printing - 1.5%
Getty Images, Inc. Tranche B 1LN, term loan 4.2206% 11/5/15 (e)	$ 5,000,000	$ 5,025,000
Newsday LLC term loan:
6.8215% 8/1/13 (e)	2,416,000	2,419,141
10.5% 8/1/13	1,812,000	1,861,830
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	2,783,431	2,766,035
Thomson Learning Tranche B, term loan 2.49% 7/5/14 (e)	10,123,664	9,364,390
Tribune Co. Tranche X, term loan 3/17/09 (c)	4,866,238	3,175,220
Yell Group PLC Tranche B1, term loan 3.9913% 7/31/14 (e)	3,375,944	911,505
		25,523,121
Restaurants - 0.9%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	5,489,668	5,496,530
Dunkin Brands, Inc. Tranche B2, term loan 4.0034% 11/23/17 (e)	2,772,216	2,768,751
Focus Brands, Inc. Tranche B 1LN, term loan 6.2666% 2/21/18 (e)	1,755,197	1,763,973
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (e)	5,842,000	5,885,815
		15,915,069
Services - 2.9%
ARAMARK Corp.:
Credit-Linked Deposit 3.5453% 7/26/16 (e)	197,573	196,586
Tranche B, term loan 3.4913% 7/26/16 (e)	3,008,972	2,993,927
Bakercorp International, Inc. term loan 5% 6/1/18 (e)	5,882,075	5,896,780
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (e)	3,266,530	3,291,029
Central Parking Corp.:
Credit-Linked Deposit 2.5% 5/22/14 (e)	1,955,777	1,921,550
Tranche 2LN, term loan 5.125% 11/22/14 (e)	1,178,000	1,124,990
Tranche B 1LN, term loan 2.75% 5/22/14 (e)	2,621,119	2,575,249
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (e)	5,813,420	5,791,619
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	4,869,808	4,851,547
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	5,760,844	5,631,225
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	1,837,290	1,835,085
Floating Rate Loans (f) - continued
	Principal Amount	Value
Services - continued
SymphonyIRI Group, Inc. Tranche B, term loan 5.0025% 12/1/17 (e)	$ 4,421,986	$ 4,416,680
U.S. Foodservice Tranche B, term loan 2.74% 7/3/14 (e)	8,598,713	8,297,758
		48,824,025
Shipping - 0.6%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (e)	10,000,000	10,075,000
Specialty Retailing - 0.8%
Claire's Stores, Inc. term loan 3.0845% 5/29/14 (e)	6,204,391	5,894,171
Dave & Buster's Holdings, Inc. Tranche B, term loan 5.5% 6/1/16 (e)	2,914,522	2,899,949
Michaels Stores, Inc. Tranche B2, term loan 5.0733% 7/31/16 (e)	4,159,030	4,169,428
		12,963,548
Steel - 0.2%
Tube City IMS Corp. Tranche B, term loan 5.75% 3/20/19 (e)	3,500,000	3,504,375
Super Retail - 3.7%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (e)	9,783,468	9,832,385
Bass Pro Shops LLC. Tranche B, term loan 5.3173% 6/13/17 (e)	2,904,983	2,901,497
BJ's Wholesale Club, Inc.:
Tranche B 1LN, term loan 5.25% 9/30/18 (e)	14,650,000	14,704,938
Tranche M 2LN, term loan 10% 3/30/19 (e)	4,292,000	4,442,220
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (e)	4,473,672	4,501,633
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	6,675,500	6,658,811
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	12,333,736	11,840,386
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (e)	5,783,820	5,776,880
Tranche B2, term loan 5.25% 5/25/18 (e)	1,299,947	1,286,948
		61,945,698
Technology - 12.2%
Avaya, Inc.:
term loan 3.2406% 10/27/14 (e)	10,383,217	10,071,721
Tranche B 3LN, term loan 4.9906% 10/26/17 (e)	12,325,478	11,863,272
Ceridian Corp. term loan 3.2413% 11/8/14 (e)	6,615,250	6,185,259
Floating Rate Loans (f) - continued
	Principal Amount	Value
Technology - continued
First Data Corp.:
term loan 4.2418% 3/24/18 (e)	$ 10,002,000	$ 9,101,820
Tranche D, term loan 5.2418% 3/24/17 (e)	36,896,917	35,282,677
Freescale Semiconductor, Inc. term loan 4.494% 12/1/16 (e)	23,322,247	22,622,580
Generac Power Systems, Inc. Tranche B, term loan 3.75% 2/9/19 (e)	1,389,000	1,378,583
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (e)	7,979,950	7,979,950
Kronos, Inc.:
Tranche 1LN, term loan 6.25% 12/21/17 (e)	2,430,908	2,455,217
Tranche B 1LN, term loan 5.3293% 6/11/17 (e)	5,286,412	5,259,980
Tranche B 2LN, term loan 10.5793% 6/11/18 (e)	19,585,000	19,976,700
Lawson Software, Inc. Tranche B, term loan 6.25% 3/29/18 (e)	15,000,000	15,060,900
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	1,359,579	1,210,025
NDS Group PLC Tranche B, term loan 4% 3/10/18 (e)	6,006,455	6,021,471
NXP BV:
term loan 4.5% 3/4/17 (e)	16,151,620	15,788,208
Tranche A 2LN, term loan 5.5% 3/4/17 (e)	9,622,560	9,610,532
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	3,868,712	3,854,204
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (e)	3,840,975	3,840,975
Serena Software, Inc. term loan 4.4746% 3/10/16 (e)	4,183,667	4,099,993
Sunquest Information Systems, Inc.:
Tranche 1 LN, term loan 6.25% 12/16/16 (e)	2,554,266	2,547,880
Tranche 2 LN, term loan 9.75% 6/16/17 (e)	7,314,000	7,460,280
TriZetto Group, Inc. Tranche B, term loan 4.75% 5/2/18 (e)	4,796,917	4,772,933
		206,445,160
Telecommunications - 9.0%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	10,056,795	10,031,653
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.0625% 3/31/17 (e)	3,510,000	3,334,500
Tranche D, term loan 4.125% 3/31/15 (e)	34,438,090	33,404,947
DigitalGlobe, Inc. Tranche B, term loan 5.75% 10/12/18 (e)	3,615,938	3,462,260
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	21,712,051	17,803,882
Floating Rate Loans (f) - continued
	Principal Amount	Value
Telecommunications - continued
Genesys SA Tranche B, term loan 6.75% 1/31/19 (e)	$ 4,041,000	$ 4,081,410
Intelsat Jackson Holdings SA:
term loan 3.2418% 2/1/14 (e)	30,992,189	30,372,346
Tranche B, term loan 5.25% 4/2/18 (e)	14,625,570	14,735,262
Level 3 Financing, Inc.:
term loan 2.7309% 3/13/14 (e)	12,511,000	12,323,335
Tranche B 3LN, term loan 5.75% 9/1/18 (e)	1,275,000	1,287,750
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/19/19 (e)	5,000,000	4,993,750
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	1,245,500	1,231,315
term loan 6.875% 8/11/15	14,931,788	14,895,236
		151,957,646
TOTAL FLOATING RATE LOANS (Cost $1,424,605,616)		1,438,840,075
Nonconvertible Bonds - 6.7%

Banks & Thrifts - 1.1%
Ally Financial, Inc.:
2.6875% 12/1/14 (e)	3,582,000	3,349,170
3.71% 2/11/14 (e)	12,082,000	11,870,565
3.8737% 6/20/14 (e)	4,038,000	3,937,696
		19,157,431
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (d)	1,622,000	1,735,540
Diversified Financial Services - 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	3,897,000	4,033,395
Ineos Finance PLC 9% 5/15/15 (d)	1,314,000	1,396,125
MU Finance PLC 8.375% 2/1/17 (d)	6,853,000	7,358,066
		12,787,586
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20	1,985,000	2,176,056
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 0.4%
ATP Oil & Gas Corp. 11.875% 5/1/15	$ 2,939,000	$ 2,101,385
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	4,700,000	4,576,625
		6,678,010
Gaming - 0.6%
Chukchansi Economic Development Authority 4.1586% 11/15/12 (d)(e)	8,886,000	6,353,490
Harrah's Operating Co., Inc. 11.25% 6/1/17	4,274,000	4,647,975
		11,001,465
Homebuilders/Real Estate - 0.2%
Realogy Corp. 7.625% 1/15/20 (d)	2,607,000	2,724,315
Insurance - 0.1%
USI Holdings Corp. 4.3776% 11/15/14 (d)(e)	1,843,000	1,723,205
Paper - 0.2%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2969% 8/1/14 (e)	3,232,000	2,779,520
Publishing/Printing - 0.2%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	3,311,000	2,921,958
Restaurants - 0.1%
Dave & Buster's, Inc. 11% 6/1/18	1,021,000	1,097,575
Services - 0.8%
ARAMARK Corp. 4.0469% 2/1/15 (e)	6,401,000	6,352,993
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.0026% 5/15/14 (e)	7,838,000	7,681,240
		14,034,233
Technology - 1.3%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	6,534,833	6,436,811
Freescale Semiconductor, Inc.:
4.3487% 12/15/14 (e)	11,433,000	11,232,923
10.125% 3/15/18 (d)	2,601,000	2,900,115
Spansion LLC 7.875% 11/15/17	1,314,000	1,268,010
		21,837,859
Telecommunications - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	6,159,000	6,066,615
Clearwire Escrow Corp. 12% 12/1/15 (d)	6,041,000	5,950,385
		12,017,000
TOTAL NONCONVERTIBLE BONDS (Cost $105,881,771)		112,671,753
Common Stocks - 2.1%
	Shares	Value
Chemicals - 2.1%
LyondellBasell Industries NV Class A	817,388	$ 35,678,986
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	51,778	194,685
TOTAL COMMON STOCKS (Cost $12,023,330)		35,873,671
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $29)	2,903,495	29
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.14% (b) (Cost $82,299,935)	82,299,935	82,299,935
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (Cost $4,975,000)	$ 4,975,027	4,975,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,629,785,681)		1,674,660,463
NET OTHER ASSETS (LIABILITIES) - 1.0%		17,684,091
NET ASSETS - 100%		$ 1,692,344,554
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,784,481 or 2.4% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $858,714 and $856,568, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,975,000 due 4/02/12 at 0.06%
Barclays Capital, Inc.	$ 1,378,527
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,004,842
UBS Securities LLC	2,591,631
$ 4,975,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,390
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 35,678,986	$ 35,678,986	$ -	$ -
Telecommunication Services	194,685	194,685	-	-
Floating Rate Loans	1,438,840,075	-	1,425,078,145	13,761,930
Corporate Bonds	112,671,753	-	112,671,753	-
Other	29	-	-	29
Money Market Funds	82,299,935	82,299,935	-	-
Cash Equivalents	4,975,000	-	4,975,000	-
Total Investments in Securities:	$ 1,674,660,463	$ 118,173,606	$ 1,542,724,898	$ 13,761,959
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 29
Total Realized Gain (Loss)	741,176
Total Unrealized Gain (Loss)	(239,860)
Cost of Purchases	-
Proceeds of Sales	(9,018,420)
Amortization/Accretion	60,171
Transfers in to Level 3	22,218,863
Transfers out of Level 3	-
Ending Balance	$ 13,761,959
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (239,860)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.9%
Netherlands	4.0%
Bermuda	1.8%
United Kingdom	1.7%
Canada	1.3%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $4,975,000) - See accompanying schedule: Unaffiliated issuers (cost $1,547,485,746)	$ 1,592,360,528
Fidelity Central Funds (cost $82,299,935)	82,299,935
Total Investments (cost $1,629,785,681)		$ 1,674,660,463
Cash		12,675,496
Receivable for investments sold		50,065,379
Receivable for fund shares sold		137,001
Interest receivable		10,217,733
Distributions receivable from Fidelity Central Funds		8,390
Other receivables		53,541
Total assets		1,747,818,003

Liabilities
Payable for investments purchased	$ 52,382,097
Payable for fund shares redeemed	182,917
Distributions payable	2,485,200
Other affiliated payables	421,704
Other payables and accrued expenses	1,531
Total liabilities		55,473,449

Net Assets		$ 1,692,344,554
Net Assets consist of:
Paid in capital		$ 1,647,469,772
Net unrealized appreciation (depreciation) on investments		44,874,782
Net Assets, for 16,695,292 shares outstanding		$ 1,692,344,554
Net Asset Value, offering price and redemption price per share ($1,692,344,554 ÷ 16,695,292 shares)		$ 101.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2012

Investment Income
Dividends		$ 436,470
Interest (including $5,146 from affiliated interfund lending)		83,542,532
Income from Fidelity Central Funds		8,390
Total income		83,987,392

Expenses
Custodian fees and expenses	$ 3,210
Independent directors' compensation	8,565
Total expenses before reductions	11,775
Expense reductions	(11,775)
Net investment income (loss)		83,987,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,158,627
Redemption in-kind with affiliated entities	(7,556,154)
Total net realized gain (loss)		1,602,473
Change in net unrealized appreciation (depreciation) on investment securities		144,252,529
Net gain (loss)		145,855,002
Net increase (decrease) in net assets resulting from operations		$ 229,842,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2012	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,987,392	$ 180,550,079
Net realized gain (loss)	1,602,473	56,596,850
Change in net unrealized appreciation (depreciation)	144,252,529	(145,753,232)
Net increase (decrease) in net assets resulting from operations	229,842,394	91,393,697
Distributions to partners from net investment income	(64,278,425)	(130,968,701)
Affiliated share transactions Proceeds from sales of shares	359,007,099	360,137,778
Reinvestment of distributions	29,265,601	39,708,655
Cost of shares redeemed	(1,648,129,642)	(394,471,933)
Net increase (decrease) in net assets resulting from share transactions	(1,259,856,942)	5,374,500
Total increase (decrease) in net assets	(1,094,292,973)	(34,200,504)

Net Assets
Beginning of period	2,786,637,527	2,820,838,031
End of period	$ 1,692,344,554	$ 2,786,637,527
Other Affiliated Information Shares
Sold	3,625,715	3,643,078
Issued in reinvestment of distributions	293,944	396,841
Redeemed	(16,458,310)	(3,961,585)
Net increase (decrease)	(12,538,651)	78,334

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 95.32	$ 96.75	$ 90.83	$ 84.80	$ 97.62	$ 100.32
Income from Investment Operations
Net investment income (loss) D	3.293	6.265	5.664	5.517	6.638	7.633
Net realized and unrealized gain (loss)	5.262	(3.149)	4.046	4.831	(13.134)	(2.728)
Total from investment operations	8.555	3.116	9.710	10.348	(6.496)	4.905
Distributions to partners from net investment income	(2.505)	(4.546)	(3.790)	(4.318)	(6.324)	(7.605)
Net asset value, end of period	$ 101.37	$ 95.32	$ 96.75	$ 90.83	$ 84.80	$ 97.62
Total Return B, C	9.05%	3.09%	10.88%	13.45%	(6.98)%	5.00%
Ratios to Average Net Assets E, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	6.62% A	6.26%	6.02%	7.21%	7.18%	7.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,692,345	$ 2,786,638	$ 2,820,838	$ 2,967,766	$ 2,533,733	$ 2,392,139
Portfolio turnover rate F	35% A, I	57%	40%	36%	30%	65%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012

1. Organization.

Fidelity® Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Non-cash dividends included in dividend income, if any, are recorded

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 135,239,141
Gross unrealized depreciation	(28,385,200)
Net unrealized appreciation (depreciation) on securities and other investments	$ 106,853,941

Tax Cost	$ 1,567,806,522

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities and in-kind transactions, aggregated $424,044,548 and $501,849,154, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 8,009,333.34%

Redemptions In-Kind. During the period, Fidelity Series Floating Rate High Income Fund, an Investing Fund, redeemed 11,918,676 shares of the Fund for cash and securities, including accrued interest, with a value of $1,201,879,288. The net realized loss of $7,556,154 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $8,565.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,210.

Semiannual Report

Notes to Financial Statements - continued

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of March 31, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2012 and for the year ended September 30, 2011, and the financial highlights for the six months ended March 31, 2012 and for each of the five years in the period ended September 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of March 31, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2012 and for the year ended September 30, 2011, and the financial highlights for the six months ended March 31, 2012 and for each of the five years in the period ended September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2012

Semiannual Report

Fidelity® High Income
Central Fund 1

Semiannual Report

March 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HP1-SANN-0512
1.807410.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Actual	.0018%	$ 1,000.00	$ 1,122.00	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.5	2.3
MGM Mirage, Inc.	3.1	1.8
International Lease Finance Corp.	2.2	1.1
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9	1.7
CIT Group, Inc.	1.9	1.5
	12.6
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.9	12.9
Automotive	8.5	6.1
Electric Utilities	7.3	6.2
Diversified Financial Services	6.8	5.4
Healthcare	6.5	5.8
Quality Diversification (% of fund's net assets)
As of March 31, 2012	As of September 30, 2011
BBB 1.8%	BBB 0.8%
BB 34.7%	BB 32.5%
B 49.0%	B 47.8%
CCC,CC,C 11.0%	CCC,CC,C 13.4%
Not Rated 1.3%	Not Rated 1.4%
Equities 0.8%	Equities 1.0%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 1.9%
Interfund Loan 0.0%	Interfund Loan 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2012*		As of September 30, 2011**
	Nonconvertible Bonds 89.2%		Nonconvertible Bonds 86.2%
	Convertible Bonds, Preferred Stocks 0.5%		Convertible Bonds, Preferred Stocks 0.7%
	Common Stocks 0.3%		Common Stocks 0.3%
	Floating Rate Loans 8.5%		Floating Rate Loans 9.7%
	Other Investments 0.1%		Other Investments 0.0%†
	Interfund Loan 0.0%		Interfund Loan 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	15.1%	** Foreign investments	14.2%

† Amount represents less than 0.1%

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.2%
	Principal Amount	Value
Aerospace - 0.5%
BE Aerospace, Inc. 6.875% 10/1/20	$ 340,000	$ 371,450
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	1,840,000	1,950,400
		2,321,850
Air Transportation - 2.1%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,806,830	1,915,239
6.75% 9/15/15 (c)	2,960,000	2,963,848
Continental Airlines, Inc. 9.25% 5/10/17	406,539	441,095
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,010,000	969,600
6.75% 11/23/15	1,010,000	984,750
8.021% 8/10/22	1,014,326	1,034,613
8.954% 8/10/14	263,496	263,496
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	168,353	166,670
United Air Lines, Inc. 9.875% 8/1/13 (c)	329,000	345,450
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	598,438	592,453
9.75% 1/15/17	926,724	1,063,415
12% 1/15/16 (c)	305,208	331,151
		11,071,780
Automotive - 7.2%
American Axle & Manufacturing, Inc. 7.75% 11/15/19	1,690,000	1,791,400
Chrysler Group LLC/CG Co.-Issuer, Inc.:
8% 6/15/19	3,345,000	3,361,725
8.25% 6/15/21	2,395,000	2,412,963
Dana Holding Corp.:
6.5% 2/15/19	905,000	959,300
6.75% 2/15/21	1,535,000	1,627,100
Delphi Corp.:
5.875% 5/15/19 (c)	1,130,000	1,189,325
6.125% 5/15/21 (c)	1,085,000	1,150,100
Ford Motor Co. 7.45% 7/16/31	3,330,000	4,070,925
Ford Motor Credit Co. LLC:
3.875% 1/15/15	4,125,000	4,165,268
4.25% 2/3/17	1,400,000	1,415,047
5% 5/15/18	2,040,000	2,113,146
5.875% 8/2/21	1,610,000	1,736,530
6.625% 8/15/17	2,030,000	2,243,150
7% 4/15/15	2,685,000	2,926,650
8% 12/15/16	1,405,000	1,639,635
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Credit Co. LLC: - continued
12% 5/15/15	$ 1,610,000	$ 1,988,350
General Motors Financial Co., Inc. 6.75% 6/1/18	1,150,000	1,210,375
Tenneco, Inc.:
6.875% 12/15/20	1,005,000	1,070,325
7.75% 8/15/18	860,000	922,350
		37,993,664
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
3.71% 2/11/14 (e)	1,940,000	1,906,050
5.5% 2/15/17	905,000	905,000
		2,811,050
Broadcasting - 1.2%
Allbritton Communications Co. 8% 5/15/18	1,190,000	1,267,350
Univision Communications, Inc.:
6.875% 5/15/19 (c)	2,575,000	2,600,750
8.5% 5/15/21 (c)	2,330,000	2,295,050
		6,163,150
Building Materials - 0.8%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	1,095,000	1,166,175
6.875% 8/15/18 (c)	1,405,000	1,482,275
Headwaters, Inc. 7.625% 4/1/19	1,145,000	1,119,238
Masco Corp. 5.95% 3/15/22	425,000	425,989
		4,193,677
Cable TV - 4.7%
Cablevision Systems Corp.:
7.75% 4/15/18	1,440,000	1,502,928
8.625% 9/15/17	935,000	1,015,691
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,200,000	2,277,000
6.625% 1/31/22	990,000	1,029,600
7% 1/15/19	2,710,000	2,872,600
7.25% 10/30/17	1,870,000	2,000,900
7.875% 4/30/18	1,870,000	2,019,600
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	5,290,000	5,660,273
CSC Holdings LLC:
6.75% 11/15/21 (c)	1,340,000	1,418,658
8.625% 2/15/19	570,000	655,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Insight Communications, Inc. 9.375% 7/15/18 (c)	$ 811,000	$ 924,540
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (c)	415,000	449,238
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (c)	235,000	253,800
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	1,175,000	1,198,500
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	595,000	626,952
UPCB Finance VI Ltd. 6.875% 1/15/22 (c)	535,000	552,388
		24,458,168
Capital Goods - 0.9%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,040,000	2,182,800
JB Poindexter & Co., Inc. 9% 4/1/22 (c)	1,090,000	1,117,250
Terex Corp. 6.5% 4/1/20	1,280,000	1,289,600
		4,589,650
Chemicals - 1.7%
Celanese US Holdings LLC 6.625% 10/15/18	1,225,000	1,310,750
Ineos Finance PLC 8.375% 2/15/19 (c)	345,000	364,838
Kinove German Bondco GmbH 9.625% 6/15/18 (c)	1,050,000	1,092,000
Lyondell Chemical Co.:
8% 11/1/17	260,000	292,500
11% 5/1/18	1,914,045	2,115,020
LyondellBasell Industries NV:
5% 4/15/19 (c)(d)	1,270,000	1,271,524
5.75% 4/15/24 (c)(d)	1,270,000	1,266,825
6% 11/15/21 (c)	420,000	443,100
NOVA Chemicals Corp. 3.7836% 11/15/13 (e)	845,000	842,888
		8,999,445
Consumer Products - 0.6%
NBTY, Inc. 9% 10/1/18	1,860,000	2,032,050
Prestige Brands, Inc. 8.125% 2/1/20 (c)	95,000	102,600
Visant Corp. 10% 10/1/17	805,000	744,625
		2,879,275
Containers - 1.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	695,000	743,650
Ball Corp. 5% 3/15/22	1,105,000	1,110,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (c)	500,000	535,000
9% 5/15/18 (c)	575,000	570,688
9.875% 8/15/19 (c)	1,210,000	1,234,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
9.875% 8/15/19 (c)	$ 415,000	$ 423,300
Sealed Air Corp.:
8.125% 9/15/19 (c)	2,525,000	2,783,813
8.375% 9/15/21 (c)	965,000	1,080,800
		8,481,976
Diversified Financial Services - 6.6%
Aircastle Ltd.:
9.75% 8/1/18	1,030,000	1,143,300
9.75% 8/1/18 (c)	495,000	549,450
CIT Group, Inc.:
5.25% 3/15/18	850,000	856,375
7% 5/4/15 (c)	2,005,000	2,007,506
7% 5/2/16 (c)	3,143,000	3,150,858
7% 5/2/17 (c)	3,595,000	3,603,988
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,775,000	2,872,125
8% 1/15/18	2,995,000	3,114,800
8% 1/15/18 (c)	1,140,000	1,185,600
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	580,000	394,400
International Lease Finance Corp.:
4.875% 4/1/15	1,360,000	1,346,400
5.65% 6/1/14	605,000	615,588
5.75% 5/15/16	1,295,000	1,291,763
6.25% 5/15/19	900,000	888,371
6.75% 9/1/16 (c)	1,000,000	1,070,000
8.625% 9/15/15	1,530,000	1,675,350
8.625% 1/15/22	1,680,000	1,873,200
8.75% 3/15/17	920,000	1,025,800
8.875% 9/1/17	1,625,000	1,803,750
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (c)	1,020,000	1,045,500
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	975,000	1,077,375
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (c)	340,000	358,700
SLM Corp.:
6% 1/25/17	545,000	565,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
SLM Corp.: - continued
7.25% 1/25/22	$ 590,000	$ 609,175
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (c)(e)	345,000	363,113
		34,487,925
Diversified Media - 1.0%
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	2,590,000	2,849,000
11.5% 5/1/16	682,000	786,005
Quebecor Media, Inc.:
7.75% 3/15/16	790,000	805,800
7.75% 3/15/16	1,010,000	1,030,200
		5,471,005
Electric Utilities - 7.2%
Atlantic Power Corp. 9% 11/15/18 (c)	2,830,000	2,865,375
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	2,340,000	2,509,650
CMS Energy Corp. 5.05% 3/15/22	850,000	855,321
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (c)	3,135,000	3,370,125
7.25% 10/15/21 (c)	1,045,000	1,159,950
GenOn Energy, Inc.:
9.5% 10/15/18	785,000	722,200
9.875% 10/15/20	725,000	659,750
InterGen NV 9% 6/30/17 (c)	2,560,000	2,694,400
IPALCO Enterprises, Inc. 5% 5/1/18	625,000	626,563
Mirant Americas Generation LLC:
8.5% 10/1/21	2,710,000	2,384,800
9.125% 5/1/31	2,600,000	2,236,000
NSG Holdings II, LLC 7.75% 12/15/25 (c)	5,220,000	5,246,100
NV Energy, Inc. 6.25% 11/15/20	490,000	531,769
Otter Tail Corp. 9% 12/15/16	1,115,000	1,209,775
Puget Energy, Inc. 6.5% 12/15/20	510,000	556,563
RRI Energy, Inc. 7.625% 6/15/14	3,335,000	3,360,013
The AES Corp.:
7.375% 7/1/21 (c)	1,575,000	1,740,375
7.75% 10/15/15	2,500,000	2,781,250
8% 10/15/17	450,000	505,125
9.75% 4/15/16	1,470,000	1,719,900
		37,735,004
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 13.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	$ 910,000	$ 908,863
6.5% 5/20/21	227,000	230,405
Antero Resources Finance Corp.:
7.25% 8/1/19 (c)	780,000	795,600
9.375% 12/1/17	1,980,000	2,128,500
Berry Petroleum Co. 6.375% 9/15/22	1,440,000	1,476,000
Calfrac Holdings LP 7.5% 12/1/20 (c)	1,680,000	1,692,600
Chesapeake Energy Corp. 6.125% 2/15/21	285,000	283,575
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (c)	290,000	288,550
6.125% 7/15/22 (c)	705,000	705,000
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	750,000	744,375
Continental Resources, Inc. 5% 9/15/22 (c)	1,000,000	1,002,500
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (c)	590,000	604,013
Denbury Resources, Inc. 6.375% 8/15/21	1,285,000	1,352,463
Edgen Murray Corp. 12.25% 1/15/15	2,190,000	2,217,375
Energy Transfer Equity LP 7.5% 10/15/20	1,425,000	1,581,750
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	3,530,000	3,437,338
Exterran Holdings, Inc. 7.25% 12/1/18	2,320,000	2,227,200
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,225,000	1,099,438
Forbes Energy Services Ltd. 9% 6/15/19	1,770,000	1,730,175
Frac Tech Services LLC/Frac Tech Finance, Inc. 7.625% 11/15/18 (c)	610,000	637,450
Frontier Oil Corp.:
6.875% 11/15/18	620,000	644,800
8.5% 9/15/16	1,395,000	1,482,188
Gulfmark Offshore, Inc. 6.375% 3/15/22 (c)	580,000	581,450
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (c)	555,000	556,388
8% 9/1/17	1,155,000	1,241,625
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	334,000	320,640
7% 10/1/18	1,140,000	1,108,650
Key Energy Services, Inc. 6.75% 3/1/21 (c)	330,000	335,775
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	2,025,000	2,126,250
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (c)	1,270,000	1,225,550
7.75% 2/1/21	1,195,000	1,239,813
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.: - continued
8.625% 4/15/20	$ 1,515,000	$ 1,632,413
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	1,260,000	1,323,000
McJunkin Red Man Corp. 9.5% 12/15/16	3,670,000	3,981,950
Offshore Group Investment Ltd. 11.5% 8/1/15	2,180,000	2,392,550
Oil States International, Inc. 6.5% 6/1/19	1,225,000	1,286,250
Pan American Energy LLC 7.875% 5/7/21 (c)	1,990,000	1,935,275
PetroBakken Energy Ltd. 8.625% 2/1/20 (c)	815,000	851,675
Petrohawk Energy Corp.:
6.25% 6/1/19	985,000	1,115,513
7.25% 8/15/18	860,000	982,550
10.5% 8/1/14	1,355,000	1,503,102
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	1,345,000	1,402,163
Pioneer Natural Resources Co. 6.65% 3/15/17	1,210,000	1,373,350
Precision Drilling Corp.:
6.5% 12/15/21 (c)	125,000	130,625
6.625% 11/15/20	2,630,000	2,754,925
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,685,000	3,353,350
11.75% 1/1/16	1,030,000	1,086,650
Range Resources Corp. 5% 8/15/22	705,000	697,950
SESI LLC 7.125% 12/15/21 (c)	1,795,000	1,938,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (c)	325,000	328,250
6.875% 2/1/21	455,000	477,750
7.875% 10/15/18	1,360,000	1,455,200
WPX Energy, Inc.:
5.25% 1/15/17 (c)	580,000	577,100
6% 1/15/22 (c)	920,000	913,100
		69,499,590
Environmental - 0.3%
Covanta Holding Corp. 7.25% 12/1/20	1,640,000	1,764,409
Food & Drug Retail - 1.2%
Albertsons, Inc.:
7.45% 8/1/29	495,000	378,675
8% 5/1/31	335,000	253,763
Rite Aid Corp.:
9.25% 3/15/20 (c)	1,650,000	1,674,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - continued
Rite Aid Corp.: - continued
9.375% 12/15/15	$ 690,000	$ 700,350
9.5% 6/15/17	3,160,000	3,160,000
SUPERVALU, Inc. 8% 5/1/16	285,000	298,538
		6,466,076
Food/Beverage/Tobacco - 0.5%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (c)	405,000	415,125
Post Holdings, Inc. 7.375% 2/15/22 (c)	545,000	570,888
US Foodservice, Inc. 8.5% 6/30/19 (c)	1,770,000	1,796,550
		2,782,563
Gaming - 4.5%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,605,000	1,685,250
Chukchansi Economic Development Authority 8% 11/15/13 (c)	40,000	28,600
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16	1,550,000	1,635,250
7.625% 1/15/16 (c)	1,100,000	1,155,000
11.5% 1/15/17 pay-in-kind (e)	2,628,209	2,840,364
MGM Mirage, Inc.:
6.625% 7/15/15	3,310,000	3,409,300
6.75% 4/1/13	580,000	600,300
7.5% 6/1/16	1,285,000	1,323,550
7.625% 1/15/17	3,530,000	3,644,725
7.75% 3/15/22	1,085,000	1,103,988
8.625% 2/1/19 (c)	1,665,000	1,798,200
10% 11/1/16	1,580,000	1,765,650
11.375% 3/1/18	1,525,000	1,807,125
Pinnacle Entertainment, Inc. 7.75% 4/1/22	195,000	203,775
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	485,000	529,863
		23,530,940
Healthcare - 5.9%
Community Health Systems, Inc. 8.875% 7/15/15	557,000	577,191
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	595,000	487,900
10.875% 11/15/14	1,835,000	1,857,938
Emergency Medical Services Corp. 8.125% 6/1/19	1,980,000	2,034,450
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19	660,000	706,200
7.25% 1/15/22	660,000	704,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (c)	$ 1,320,000	$ 1,362,900
HCA, Inc.:
5.875% 3/15/22	445,000	443,888
6.5% 2/15/20	740,000	774,188
9.875% 2/15/17	513,000	559,170
HealthSouth Corp. 7.25% 10/1/18	2,050,000	2,188,375
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	3,010,000	2,919,700
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,130,000	1,182,206
Mylan, Inc.:
6% 11/15/18 (c)	690,000	719,325
7.625% 7/15/17 (c)	1,510,000	1,668,550
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,070,000	1,128,850
7.5% 2/15/20	820,000	881,500
Rural/Metro Corp. 10.125% 7/15/19 (c)	425,000	386,750
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,855,000	3,019,163
Senior Housing Properties Trust 6.75% 4/15/20	820,000	865,767
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	1,605,000	1,633,088
6.75% 8/15/21 (c)	675,000	656,438
6.875% 12/1/18 (c)	2,275,000	2,297,750
7% 10/1/20 (c)	165,000	165,000
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)	2,100,000	1,974,000
		31,194,837
Homebuilders/Real Estate - 3.5%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,695,000	1,800,938
KB Home:
7.25% 6/15/18	3,905,000	3,748,800
8% 3/15/20	175,000	171,500
Lennar Corp.:
5.6% 5/31/15	295,000	307,538
6.95% 6/1/18	1,160,000	1,229,600
12.25% 6/1/17	1,440,000	1,843,200
Realogy Corp.:
7.625% 1/15/20 (c)	555,000	579,975
7.875% 2/15/19 (c)	2,060,000	2,065,150
Standard Pacific Corp.:
8.375% 5/15/18	4,245,000	4,510,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Standard Pacific Corp.: - continued
10.75% 9/15/16	$ 1,100,000	$ 1,265,000
Toll Brothers Finance Corp. 5.875% 2/15/22	630,000	644,175
		18,166,189
Hotels - 0.8%
FelCor Lodging LP 6.75% 6/1/19	1,540,000	1,555,400
Host Hotels & Resorts LP:
5.875% 6/15/19	945,000	996,975
6% 10/1/21 (c)	495,000	527,175
9% 5/15/17	1,025,000	1,132,625
		4,212,175
Leisure - 1.4%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	2,505,000	2,678,784
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,780,000	1,944,650
Royal Caribbean Cruises Ltd. yankee 7.25% 6/15/16	2,310,000	2,506,350
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	363,000	394,487
		7,524,271
Metals/Mining - 2.3%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	650,000	689,000
CONSOL Energy, Inc. 8% 4/1/17	2,020,000	2,121,000
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	525,000	522,375
7% 11/1/15 (c)	4,390,000	4,466,825
8.25% 11/1/19 (c)	2,365,000	2,477,338
Vedanta Resources PLC:
6.75% 6/7/16 (c)	1,410,000	1,311,300
8.25% 6/7/21 (c)	410,000	379,250
		11,967,088
Restaurants - 0.4%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (c)	1,730,000	1,894,350
Services - 3.7%
ARAMARK Corp.:
4.0469% 2/1/15 (e)	1,780,000	1,766,650
8.5% 2/1/15	2,570,000	2,634,250
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (c)(e)	1,250,000	1,279,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
3.0026% 5/15/14 (e)	$ 975,000	$ 955,500
7.625% 5/15/14	1,167,000	1,172,835
7.75% 5/15/16	1,745,000	1,792,988
FTI Consulting, Inc.:
6.75% 10/1/20	1,540,000	1,620,850
7.75% 10/1/16	760,000	782,800
Hertz Corp.:
6.75% 4/15/19	1,085,000	1,120,263
6.75% 4/15/19 (c)	1,135,000	1,169,050
7.5% 10/15/18	5,030,000	5,331,800
		19,626,611
Shipping - 1.8%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	1,140,000	1,177,050
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	584,000	387,630
8.125% 3/30/18	1,430,000	1,043,900
Ship Finance International Ltd. 8.5% 12/15/13	4,095,000	4,074,525
Swift Services Holdings, Inc. 10% 11/15/18	2,555,000	2,784,950
		9,468,055
Steel - 2.1%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	2,320,000	2,395,400
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	1,215,000	1,263,600
Severstal Columbus LLC 10.25% 2/15/18	3,655,000	3,910,850
Steel Dynamics, Inc.:
6.75% 4/1/15	1,080,000	1,096,200
7.625% 3/15/20	1,510,000	1,630,800
Tube City IMS Corp. 9.75% 2/1/15	775,000	796,313
		11,093,163
Super Retail - 1.6%
AutoNation, Inc. 5.5% 2/1/20	510,000	516,375
J. Crew Group, Inc. 8.125% 3/1/19	1,190,000	1,210,825
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	3,430,000	3,773,000
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	1,670,000	1,732,625
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,250,000	1,268,750
		8,501,575
Technology - 3.0%
Amkor Technology, Inc.:
6.625% 6/1/21	725,000	749,469
7.375% 5/1/18	2,180,000	2,332,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
CDW LLC/CDW Finance Corp. 8.5% 4/1/19	$ 1,105,000	$ 1,174,063
Lucent Technologies, Inc.:
6.45% 3/15/29	2,555,000	2,018,450
6.5% 1/15/28	2,150,000	1,682,375
Sanmina-SCI Corp. 7% 5/15/19 (c)	2,755,000	2,782,550
Seagate HDD Cayman 6.875% 5/1/20	400,000	425,500
Spansion LLC 7.875% 11/15/17	2,945,000	2,841,925
SunGard Data Systems, Inc.:
7.375% 11/15/18	705,000	749,063
10.25% 8/15/15	1,040,000	1,079,000
		15,834,995
Telecommunications - 6.3%
Digicel Group Ltd.:
7% 2/15/20 (c)	200,000	203,500
8.25% 9/1/17 (c)	2,560,000	2,707,200
8.875% 1/15/15 (c)	3,035,000	3,095,700
9.125% 1/15/15 pay-in-kind (c)(e)	1,280,000	1,305,600
Equinix, Inc. 8.125% 3/1/18	380,000	419,900
Intelsat Jackson Holdings SA:
7.25% 4/1/19	1,590,000	1,669,500
7.5% 4/1/21	1,780,000	1,869,000
9.5% 6/15/16	590,000	616,550
Intelsat Ltd. 11.25% 6/15/16	1,540,000	1,620,850
Intelsat Luxembourg SA:
11.25% 2/4/17	1,450,000	1,506,188
11.5% 2/4/17 pay-in-kind (c)(e)	1,195,000	1,242,800
11.5% 2/4/17 pay-in-kind (e)	4,113,936	4,278,493
Nextel Communications, Inc.:
5.95% 3/15/14	2,445,000	2,445,000
7.375% 8/1/15	2,310,000	2,229,150
Sprint Capital Corp. 8.75% 3/15/32	315,000	270,113
Sprint Nextel Corp.:
6% 12/1/16	3,060,000	2,731,050
9% 11/15/18 (c)	625,000	685,938
U.S. West Communications 7.5% 6/15/23	1,750,000	1,758,750
VimpelCom Holdings BV 7.5043% 3/1/22 (c)	1,330,000	1,281,788
Wind Acquisition Finance SA 7.25% 2/15/18 (c)	355,000	334,588
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(e)	616,624	529,766
		32,801,424
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20	$ 685,000	$ 702,125
TOTAL NONCONVERTIBLE BONDS (Cost $443,727,702)		468,688,055
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (c)(e) (Cost $391,266)	562,698	290,915
Common Stocks - 0.3%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (c)	0*	400,725
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(f)	144,445	1,174,338
TOTAL COMMON STOCKS (Cost $6,418,615)		1,575,063
Convertible Preferred Stocks - 0.5%

Automotive - 0.4%
General Motors Co. 4.75%	53,000	2,218,050
Electric Utilities - 0.1%
AES Trust III 6.75%	6,600	329,274
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,879,034)		2,547,324
Floating Rate Loans - 8.5%
	Principal Amount
Air Transportation - 1.0%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	$ 2,677,026	2,656,949
US Airways Group, Inc. term loan 2.7418% 3/23/14 (e)	2,652,592	2,447,016
		5,103,965
Automotive - 0.9%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	2,089,213	2,123,162
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (e)	$ 1,639,396	$ 1,573,820
Tranche C, term loan 2.1775% 12/27/15 (e)	972,828	931,482
		4,628,464
Broadcasting - 0.6%
Univision Communications, Inc. term loan 4.4913% 3/31/17 (e)	3,219,014	2,985,636
Cable TV - 0.4%
Harron Communications LP Tranche B, term loan 6% 10/6/17 (e)	1,330,963	1,329,299
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	170,000	169,788
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (e)	740,000	739,075
		2,238,162
Capital Goods - 0.8%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (e)	1,521,188	1,523,089
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (e)	1,746,800	1,742,433
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (e)	205,000	206,025
Tranche B 1LN, term loan 4.7526% 6/7/18 (e)	600,309	600,309
		4,071,856
Chemicals - 0.1%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	509,591	517,872
PL Propylene LLC Tranche B, term loan 7% 3/20/17 (e)	110,000	110,550
		628,422
Consumer Products - 0.3%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	1,431,657	1,392,287
Containers - 0.5%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	769,228	769,228
Tranche 2LN, term loan 10% 9/2/16 (e)	1,045,000	1,045,000
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (e)	1,019,475	1,030,944
		2,845,172
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	920,000	925,796
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	$ 287,100	$ 287,473
Energy - 0.7%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/30/18 (e)	720,000	730,800
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	1,060,000	1,038,800
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (e)	2,217,783	2,212,239
		3,981,839
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (e)	895,950	893,710
Healthcare - 0.6%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	1,386,000	1,386,000
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	169,939	169,939
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (e)	1,706,316	1,689,253
		3,245,192
Insurance - 0.9%
Asurion Corp.:
Tranche 1ST LIEN, term loan 5.5% 5/24/18 (e)	1,178,977	1,167,188
Tranche 2ND LIEN, term loan 9% 5/24/19 (e)	2,405,000	2,438,189
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (e)	1,100,000	1,122,000
		4,727,377
Publishing/Printing - 0.4%
Getty Images, Inc. Tranche B1LN, term loan 4.2207% 11/5/15 (e)	405,000	407,025
Newsday LLC term loan 10.5% 8/1/13	1,470,000	1,510,425
		1,917,450
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (e)	1,217,700	1,213,134
Steel - 0.3%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,438,273	1,438,273
Floating Rate Loans - continued
	Principal Amount	Value
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	$ 1,455,000	$ 1,449,544
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	240,100	239,500
		1,689,044
Telecommunications - 0.1%
Intelsat Jackson Holdings SA term loan 3.2418% 2/1/14 (e)	605,000	592,900
TOTAL FLOATING RATE LOANS (Cost $43,672,937)		44,806,152
Money Market Funds - 0.2%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $1,306,265)	1,306,265	1,306,265
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $498,395,819)		519,213,774
NET OTHER ASSETS (LIABILITIES) - 1.2%		6,128,905
NET ASSETS - 100%		$ 525,342,679
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $158,927,884 or 30.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,174,338 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
* Amount represents less than 1 share
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,345
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,392,388	$ 2,218,050	$ -	$ 1,174,338
Telecommunication Services	400,725	-	-	400,725
Utilities	329,274	329,274	-	-
Corporate Bonds	468,688,055	-	468,688,055	-
Commercial Mortgage Securities	290,915	-	-	290,915
Floating Rate Loans	44,806,152	-	44,806,152	-
Money Market Funds	1,306,265	1,306,265	-	-
Total Investments in Securities:	$ 519,213,774	$ 3,853,589	$ 513,494,207	$ 1,865,978
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,812,444
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	84,620
Cost of Purchases	-
Proceeds of Sales	(30,858)
Amortization/Accretion	(228)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,865,978
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 84,620

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.9%
Luxembourg	3.0%
Bermuda	2.9%
Canada	2.9%
Australia	1.6%
Netherlands	1.3%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $497,089,554)	$ 517,907,509
Fidelity Central Funds (cost $1,306,265)	1,306,265
Total Investments (cost $498,395,819)		$ 519,213,774
Cash		1,247,975
Receivable for investments sold		275,778
Receivable for fund shares sold		121,891
Interest receivable		9,894,578
Distributions receivable from Fidelity Central Funds		1,345
Total assets		530,755,341

Liabilities
Payable for investments purchased Regular delivery	$ 2,687,542
Delayed delivery	2,540,000
Payable for fund shares redeemed	183,444
Distributions payable	299
Other payables and accrued expenses	1,377
Total liabilities		5,412,662

Net Assets		$ 525,342,679
Net Assets consist of:
Paid in capital		$ 504,524,724
Net unrealized appreciation (depreciation) on investments		20,817,955
Net Assets, for 5,307,370 shares outstanding		$ 525,342,679
Net Asset Value, offering price and redemption price per share ($525,342,679 ÷ 5,307,370 shares)		$ 98.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 180,863
Interest (including $4,600 from affiliated interfund lending)		20,335,249
Income from Fidelity Central Funds		1,345
Total income		20,517,457

Expenses
Custodian fees and expenses	$ 4,641
Independent directors' compensation	1,632
Total expenses before reductions	6,273
Expense reductions	(2,099)	4,174
Net investment income (loss)		20,513,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,896,548)
Change in net unrealized appreciation (depreciation) on investment securities		40,533,837
Net gain (loss)		38,637,289
Net increase (decrease) in net assets resulting from operations		$ 59,150,572

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,513,283	$ 46,003,747
Net realized gain (loss)	(1,896,548)	32,968,561
Change in net unrealized appreciation (depreciation)	40,533,837	(58,639,475)
Net increase (decrease) in net assets resulting from operations	59,150,572	20,332,833
Distributions to partners from net investment income	(19,112,951)	(42,449,446)
Affiliated share transactions Proceeds from sales of shares	59,252,978	40,679,204
Reinvestment of distributions	19,111,184	42,445,858
Cost of shares redeemed	(91,108,726)	(162,773,125)
Net increase (decrease) in net assets resulting from share transactions	(12,744,564)	(79,648,063)
Total increase (decrease) in net assets	27,293,057	(101,764,676)

Net Assets
Beginning of period	498,049,622	599,814,298
End of period	$ 525,342,679	$ 498,049,622
Other Affiliated Information Shares
Sold	619,320	417,577
Issued in reinvestment of distributions	197,095	434,229
Redeemed	(953,342)	(1,652,628)
Net increase (decrease)	(136,927)	(800,822)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 91.48	$ 96.05	$ 88.49	$ 85.51	$ 98.50	$ 98.25
Income from Investment Operations
Net investment income (loss) D	3.794	7.783	8.328	8.314	8.305	8.377
Net realized and unrealized gain (loss)	7.239	(5.177)	6.532	1.745	(13.548)	(.027)
Total from investment operations	11.033	2.606	14.860	10.059	(5.243)	8.350
Distributions to partners from net investment income	(3.533)	(7.176)	(7.300)	(7.079)	(7.747)	(8.100)
Net asset value, end of period	$ 98.98	$ 91.48	$ 96.05	$ 88.49	$ 85.51	$ 98.50
Total Return B, C	12.20%	2.48%	17.45%	13.45%	(5.71)%	8.70%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any H	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions H	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	7.88% A	7.94%	9.06%	10.77%	8.83%	8.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 525,343	$ 498,050	$ 599,814	$ 508,385	$ 250,078	$ 297,420
Portfolio turnover rate F	55% A	69%	82%	54%	55%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than .01%.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity® High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,204,974
Gross unrealized depreciation	(7,945,249)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,259,725

Tax Cost	$ 493,954,049

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,562,040 and $142,132,499, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 8,715,175.33%

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,632.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $467.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Equity Sector
Central Funds

Consumer Discretionary Central Fund

Consumer Staples Central Fund

Energy Central Fund

Financials Central Fund

Health Care Central Fund

Industrials Central Fund

Information Technology Central Fund

Materials Central Fund

Telecom Services Central Fund

Utilities Central Fund

Semiannual Report

March 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-SANN-0512
1.831586.105

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Consumer Discretionary	.0032%
Actual		$ 1,000.00	$ 1,307.90	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.98	$ .02
	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Consumer Staples	.0048%
Actual		$ 1,000.00	$ 1,181.50	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.98	$ .02
Energy	.0027%
Actual		$ 1,000.00	$ 1,245.20	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .01
Financials	.0054%
Actual		$ 1,000.00	$ 1,350.00	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.97	$ .03
Health Care	.0050%
Actual		$ 1,000.00	$ 1,222.20	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.97	$ .03
Industrials	.0039%
Actual		$ 1,000.00	$ 1,327.20	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.98	$ .02
Information Technology	.0105%
Actual		$ 1,000.00	$ 1,286.20	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .05
Materials	.0075%
Actual		$ 1,000.00	$ 1,318.60	$ .04
HypotheticalA		$ 1,000.00	$ 1,024.96	$ .04
Telecom Services	.0090%
Actual		$ 1,000.00	$ 1,139.20	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .05
Utilities	.0045%
Actual		$ 1,000.00	$ 1,074.90	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.98	$ .02

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.5	2.7
Amazon.com, Inc.	5.3	7.1
Lowe's Companies, Inc.	5.2	3.7
Starbucks Corp.	4.8	2.9
Home Depot, Inc.	4.7	4.7
McDonald's Corp.	4.1	5.0
Comcast Corp. Class A	3.9	1.8
Las Vegas Sands Corp.	3.9	1.8
Bed Bath & Beyond, Inc.	3.7	3.1
Time Warner, Inc.	3.3	3.3
	45.4
Top Industries (% of fund's net assets)
As of March 31, 2012
Specialty Retail 27.3%
Media 21.9%
Hotels, Restaurants & Leisure 20.9%
Textiles, Apparel & Luxury Goods 7.4%
Internet & Catalog Retail 7.0%
All Others* 15.5%

As of September 30, 2011
Specialty Retail 24.7%
Media 24.0%
Hotels, Restaurants & Leisure 18.8%
Internet & Catalog Retail 7.5%
Textiles, Apparel & Luxury Goods 7.3%
All Others* 17.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AUTO COMPONENTS - 1.3%
Auto Parts & Equipment - 1.3%
Delphi Automotive PLC	207,320	$ 6,551,312
Tenneco, Inc. (a)	145,350	5,399,753
		11,951,065
AUTOMOBILES - 3.4%
Automobile Manufacturers - 3.4%
Bayerische Motoren Werke AG (BMW)	149,782	13,469,599
Ford Motor Co.	1,344,581	16,793,817
		30,263,416
DIVERSIFIED CONSUMER SERVICES - 2.2%
Specialized Consumer Services - 2.2%
Sotheby's Class A (Ltd. vtg.)	264,793	10,416,957
Weight Watchers International, Inc.	125,650	9,698,924
		20,115,881
HOTELS, RESTAURANTS & LEISURE - 20.9%
Casinos & Gaming - 4.6%
Las Vegas Sands Corp.	601,169	34,609,299
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	487,320	6,632,425
		41,241,724
Hotels, Resorts & Cruise Lines - 1.7%
Wyndham Worldwide Corp.	321,200	14,939,012
Restaurants - 14.6%
Arcos Dorados Holdings, Inc.	97,600	1,765,584
BJ's Restaurants, Inc. (a)	149,763	7,540,567
Bravo Brio Restaurant Group, Inc. (a)	100,200	1,999,992
Darden Restaurants, Inc.	191,020	9,772,583
Dunkin' Brands Group, Inc.	1,200	36,132
Jubilant Foodworks Ltd. (a)	102,076	2,361,229
McDonald's Corp.	378,426	37,123,591
Ruth's Hospitality Group, Inc. (a)	1,031,659	7,830,292
Starbucks Corp.	768,209	42,935,201
Texas Roadhouse, Inc. Class A	1,086,880	18,085,683
Yum! Brands, Inc.	29,516	2,100,949
		131,551,803
TOTAL HOTELS, RESTAURANTS & LEISURE		187,732,539
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 3.1%
Consumer Electronics - 0.7%
Harman International Industries, Inc.	128,392	$ 6,010,030
Home Furnishings - 1.3%
Tempur-Pedic International, Inc. (a)	142,001	11,989,144
Homebuilding - 1.1%
Lennar Corp. Class A (d)	365,900	9,945,162
TOTAL HOUSEHOLD DURABLES		27,944,336
INTERNET & CATALOG RETAIL - 7.0%
Internet Retail - 7.0%
Amazon.com, Inc. (a)	233,595	47,305,323
Groupon, Inc. Class A (a)(d)	267,350	4,913,893
Priceline.com, Inc. (a)	14,299	10,259,533
		62,478,749
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Bankrate, Inc.	84,196	2,083,851
Google, Inc. Class A (a)	7,062	4,528,437
		6,612,288
MEDIA - 21.9%
Broadcasting - 3.4%
CBS Corp. Class B	440,152	14,925,554
Discovery Communications, Inc. (a)	142,000	7,185,200
Liberty Media Corp. Capital Series A (a)	99,382	8,760,523
		30,871,277
Cable & Satellite - 7.4%
Comcast Corp. Class A	1,160,904	34,838,729
DISH Network Corp. Class A	234,100	7,708,913
Sirius XM Radio, Inc. (a)(d)	5,713,704	13,198,656
Virgin Media, Inc. (d)	411,347	10,275,448
		66,021,746
Movies & Entertainment - 11.1%
News Corp. Class A	604,046	11,893,666
The Walt Disney Co.	1,333,629	58,386,275
Time Warner, Inc.	775,610	29,279,278
		99,559,219
TOTAL MEDIA		196,452,242
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 3.9%
General Merchandise Stores - 3.9%
Dollar Tree, Inc. (a)	151,652	$ 14,329,597
Target Corp.	348,790	20,323,993
		34,653,590
SOFTWARE - 0.5%
Home Entertainment Software - 0.5%
Take-Two Interactive Software, Inc. (a)	277,400	4,267,799
SPECIALTY RETAIL - 27.3%
Apparel Retail - 6.1%
Body Central Corp. (a)	81,076	2,352,826
Express, Inc. (a)	205,586	5,135,538
Limited Brands, Inc.	446,830	21,447,840
TJX Companies, Inc.	650,940	25,848,827
		54,785,031
Automotive Retail - 2.3%
Advance Auto Parts, Inc.	131,580	11,654,041
AutoZone, Inc. (a)	23,291	8,659,594
		20,313,635
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	311,860	7,384,845
Home Improvement Retail - 10.5%
Home Depot, Inc.	831,500	41,832,765
Lowe's Companies, Inc.	1,484,819	46,593,620
Lumber Liquidators Holdings, Inc. (a)(d)	210,904	5,295,799
		93,722,184
Homefurnishing Retail - 4.6%
Bed Bath & Beyond, Inc. (a)	502,117	33,024,235
Mattress Firm Holding Corp. (d)	60,289	2,284,953
Pier 1 Imports, Inc. (a)	337,810	6,141,386
		41,450,574
Specialty Stores - 3.0%
Sally Beauty Holdings, Inc. (a)	332,200	8,238,560
Tractor Supply Co.	134,409	12,172,079
Ulta Salon, Cosmetics & Fragrance, Inc.	72,320	6,717,805
		27,128,444
TOTAL SPECIALTY RETAIL		244,784,713
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 7.4%
Apparel, Accessories & Luxury Goods - 3.5%
G-III Apparel Group Ltd. (a)	85,834	$ 2,439,402
PVH Corp.	104,382	9,324,444
Ralph Lauren Corp.	54,050	9,422,537
VF Corp.	72,014	10,512,604
		31,698,987
Footwear - 3.9%
Deckers Outdoor Corp. (a)(d)	118,000	7,439,900
NIKE, Inc. Class B	250,070	27,117,591
		34,557,491
TOTAL TEXTILES, APPAREL & LUXURY GOODS		66,256,478
TOTAL COMMON STOCKS (Cost $720,033,175)		893,513,096
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.14% (b)	3,947,257	3,947,257
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	34,688,352	34,688,352
TOTAL MONEY MARKET FUNDS (Cost $38,635,609)		38,635,609
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $758,668,784)		932,148,705
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(34,714,277)
NET ASSETS - 100%		$ 897,434,428
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,801
Fidelity Securities Lending Cash Central Fund	600,617
Total	$ 605,418
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,872,542) - See accompanying schedule: Unaffiliated issuers (cost $720,033,175)	$ 893,513,096
Fidelity Central Funds (cost $38,635,609)	38,635,609
Total Investments (cost $758,668,784)		$ 932,148,705
Receivable for fund shares sold		143,138
Dividends receivable		300,985
Distributions receivable from Fidelity Central Funds		102,415
Total assets		932,695,243

Liabilities
Payable to custodian bank	$ 555
Payable for investments purchased	294,378
Payable for fund shares redeemed	247,119
Other payables and accrued expenses	30,411
Collateral on securities loaned, at value	34,688,352
Total liabilities		35,260,815

Net Assets		$ 897,434,428
Net Assets consist of:
Paid in capital		$ 723,981,886
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		173,452,542
Net Assets, for 6,054,552 shares outstanding		$ 897,434,428
Net Asset Value, offering price and redemption price per share ($897,434,428 ÷ 6,054,552 shares)		$ 148.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 5,920,075
Interest		12
Income from Fidelity Central Funds (including $600,617 from security lending)		605,418
Total income		6,525,505

Expenses
Custodian fees and expenses	$ 11,528
Independent directors' compensation	2,212
Interest	290
Total expenses before reductions	14,030
Expense reductions	(2,212)	11,818
Net investment income (loss)		6,513,687
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $30,242)	10,025,081
Foreign currency transactions	(25,663)
Total net realized gain (loss)		9,999,418
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $35,161)	186,112,773
Assets and liabilities in foreign currencies	1,706
Total change in net unrealized appreciation (depreciation)		186,114,479
Net gain (loss)		196,113,897
Net increase (decrease) in net assets resulting from operations		$ 202,627,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,513,687	$ 8,725,223
Net realized gain (loss)	9,999,418	67,996,135
Change in net unrealized appreciation (depreciation)	186,114,479	(62,450,585)
Net increase (decrease) in net assets resulting from operations	202,627,584	14,270,773
Distributions to partners from net investment income	(6,293,151)	(8,387,332)
Affiliated share transactions Proceeds from sales of shares	144,373,845	90,021,171
Reinvestment of distributions	6,292,983	8,387,095
Cost of shares redeemed	(55,877,732)	(103,003,157)
Net increase (decrease) in net assets resulting from share transactions	94,789,096	(4,594,891)
Total increase (decrease) in net assets	291,123,529	1,288,550

Net Assets
Beginning of period	606,310,899	605,022,349
End of period	$ 897,434,428	$ 606,310,899
Other Affiliated Information Shares
Sold	1,127,373	710,232
Issued in reinvestment of distributions	46,557	65,294
Redeemed	(425,372)	(802,183)
Net increase (decrease)	748,558	(26,657)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 114.27	$ 113.46	$ 92.13	$ 92.45	$ 121.71	$ 114.48
Income from Investment Operations
Net investment income (loss) D	1.16	1.65	1.25	1.29	1.71	1.68 H
Net realized and unrealized gain (loss)	33.91	.74	21.31	(.32)	(29.41)	7.33
Total from investment operations	35.07	2.39	22.56	.97	(27.70)	9.01
Distributions to partners from net investment income	(1.12)	(1.58)	(1.23)	(1.29)	(1.56)	(1.78)
Net asset value, end of period	$ 148.22	$ 114.27	$ 113.46	$ 92.13	$ 92.45	$ 121.71
Total Return B, C	30.79%	1.96%	24.64%	1.38%	(22.90)%	7.87%
Ratios to Average Net Assets E,I
Expenses before reductions	-% A, G	.01%	.01%	-% G	-% G	-% G
Expenses net of fee waivers, if any	-% A, G	.01%	.01%	-% G	-% G	-% G
Expenses net of all reductions	-% A, G	.01%	.01%	-% G	-% G	-% G
Net investment income (loss)	1.74% A	1.29%	1.21%	1.73%	1.62%	1.35% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 897,434	$ 606,311	$ 605,022	$ 517,450	$ 530,726	$ 713,542
Portfolio turnover rate F	133% A	179%	143% J	91%	62%	110%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	16.7	17.1
British American Tobacco PLC sponsored ADR	12.4	8.7
The Coca-Cola Co.	11.8	11.8
CVS Caremark Corp.	6.9	6.1
Altria Group, Inc.	5.2	5.1
Anheuser-Busch InBev SA NV	3.4	2.7
Diageo PLC sponsored ADR	3.0	2.8
Johnson & Johnson	2.6	3.0
Constellation Brands, Inc. Class A (sub. vtg.)	2.5	2.8
Colgate-Palmolive Co.	2.5	2.6
	67.0
Top Industries (% of fund's net assets)
As of March 31, 2012
Beverages 32.0%
Tobacco 20.9%
Household Products 19.7%
Food & Staples Retailing 10.0%
Food Products 9.6%
All Others* 7.8%

As of September 30, 2011
Beverages 33.6%
Household Products 20.2%
Tobacco 17.1%
Food & Staples Retailing 10.5%
Food Products 9.5%
All Others* 9.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BEVERAGES - 32.0%
Brewers - 6.3%
Anheuser-Busch InBev SA NV	396,853	$ 28,901,250
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	102,315	4,227,656
Compania Cervecerias Unidas SA sponsored ADR	9,500	747,555
Molson Coors Brewing Co. Class B	439,235	19,875,384
		53,751,845
Distillers & Vintners - 9.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	922,512	21,762,058
Diageo PLC sponsored ADR	263,101	25,389,247
Pernod Ricard SA	158,544	16,577,069
Remy Cointreau SA	156,241	15,877,856
Thai Beverage PCL	1,890,000	488,702
Treasury Wine Estates Ltd.	205,708	873,386
		80,968,318
Soft Drinks - 16.2%
Coca-Cola Bottling Co. CONSOLIDATED	41,497	2,603,522
Coca-Cola FEMSA SAB de CV sponsored ADR	42,680	4,520,239
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	110,293	2,147,405
Coca-Cola Icecek A/S	177,435	2,264,598
Embotelladora Andina SA:
ADR	14,250	397,148
sponsored ADR	131,658	4,427,659
Fomento Economico Mexicano SAB de CV sponsored ADR	7,113	585,187
Monster Beverage Corp. (a)	20,900	1,297,681
PepsiCo, Inc.	277,160	18,389,566
The Coca-Cola Co.	1,360,848	100,716,360
		137,349,365
TOTAL BEVERAGES		272,069,528
FOOD & STAPLES RETAILING - 10.0%
Drug Retail - 9.6%
CVS Caremark Corp.	1,313,223	58,832,390
Drogasil SA	288,200	2,801,583
Rite Aid Corp. (a)	379,800	660,852
Walgreen Co.	579,121	19,394,762
		81,689,587
Food Distributors - 0.0%
Chefs' Warehouse Holdings (a)	16,000	370,240
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Retail - 0.4%
Fresh Market, Inc. (a)	4,900	$ 234,955
The Pantry, Inc. (a)	210,597	2,739,867
		2,974,822
TOTAL FOOD & STAPLES RETAILING		85,034,649
FOOD PRODUCTS - 9.6%
Agricultural Products - 3.0%
Archer Daniels Midland Co.	112,463	3,560,579
Bunge Ltd.	303,053	20,740,947
Cosan Ltd. Class A	28,100	417,285
Cresud S.A.C.I.F. y A. sponsored ADR	37,081	456,838
First Resources Ltd.	126,000	191,471
Origin Agritech Ltd. (a)	44,200	110,058
SLC Agricola SA	33,600	358,643
		25,835,821
Packaged Foods & Meats - 6.6%
Annie's, Inc.	700	24,388
Calavo Growers, Inc.	52,484	1,405,522
Green Mountain Coffee Roasters, Inc. (a)	114,906	5,382,197
Lindt & Spruengli AG	66	2,456,265
Mead Johnson Nutrition Co. Class A	162,484	13,401,680
Nestle SA	191,965	12,078,888
Unilever NV (NY Reg.)	565,457	19,242,502
Want Want China Holdings Ltd.	1,980,000	2,213,145
		56,204,587
TOTAL FOOD PRODUCTS		82,040,408
HOUSEHOLD PRODUCTS - 19.7%
Household Products - 19.7%
Colgate-Palmolive Co.	220,603	21,570,561
Procter & Gamble Co.	2,115,869	142,207,551
Spectrum Brands Holdings, Inc. (a)	120,980	4,229,461
		168,007,573
PERSONAL PRODUCTS - 2.5%
Personal Products - 2.5%
Avon Products, Inc.	110,740	2,143,926
Hypermarcas SA	188,700	1,327,964
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
L'Oreal SA	97,300	$ 12,001,886
Natura Cosmeticos SA	57,300	1,245,823
Nu Skin Enterprises, Inc. Class A	80,692	4,672,874
		21,392,473
PHARMACEUTICALS - 2.6%
Pharmaceuticals - 2.6%
Johnson & Johnson	331,956	21,895,818
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Teavana Holdings, Inc. (a)	20,600	406,232
TOBACCO - 20.9%
Tobacco - 20.9%
Altria Group, Inc.	1,418,948	43,802,925
British American Tobacco PLC sponsored ADR	1,042,315	105,503,124
KT&G Corp.	17,377	1,232,999
Lorillard, Inc.	26,025	3,369,717
Philip Morris International, Inc.	226,824	20,098,875
Souza Cruz Industria e Comerico	237,800	3,646,540
		177,654,180
TOTAL COMMON STOCKS (Cost $624,012,940)		828,500,861
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.14% (b) (Cost $2,176,675)	2,176,675	2,176,675
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $626,189,615)		830,677,536
NET OTHER ASSETS (LIABILITIES) - 2.4%		20,684,605
NET ASSETS - 100%		$ 851,362,141
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,631
Fidelity Securities Lending Cash Central Fund	35,177
Total	$ 45,808
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 828,500,861	$ 799,599,611	$ 28,901,250	$ -
Money Market Funds	2,176,675	2,176,675	-	-
Total Investments in Securities:	$ 830,677,536	$ 801,776,286	$ 28,901,250	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	65.6%
United Kingdom	15.4%
France	5.2%
Belgium	3.4%
Bermuda	2.5%
Netherlands	2.3%
Switzerland	1.7%
Brazil	1.5%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $624,012,940)	$ 828,500,861
Fidelity Central Funds (cost $2,176,675)	2,176,675
Total Investments (cost $626,189,615)		$ 830,677,536
Receivable for investments sold		17,407,548
Receivable for fund shares sold		121,364
Dividends receivable		5,094,697
Distributions receivable from Fidelity Central Funds		1,646
Total assets		853,302,791

Liabilities
Payable for investments purchased	$ 1,725,026
Payable for fund shares redeemed	209,784
Other payables and accrued expenses	5,840
Total liabilities		1,940,650

Net Assets		$ 851,362,141
Net Assets consist of:
Paid in capital		$ 646,866,945
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		204,495,196
Net Assets, for 5,553,676 shares outstanding		$ 851,362,141
Net Asset Value, offering price and redemption price per share ($851,362,141 ÷ 5,553,676 shares)		$ 153.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 11,245,107
Income from Fidelity Central Funds (including $35,177 from security lending)		45,808
Total income		11,290,915

Expenses
Custodian fees and expenses	$ 18,209
Independent directors' compensation	2,290
Total expenses before reductions	20,499
Expense reductions	(2,291)	18,208
Net investment income (loss)		11,272,707
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,092,453
Foreign currency transactions	(3,254)
Total net realized gain (loss)		5,089,199
Change in net unrealized appreciation (depreciation) on: Investment securities	112,432,734
Assets and liabilities in foreign currencies	11,882
Total change in net unrealized appreciation (depreciation)		112,444,616
Net gain (loss)		117,533,815
Net increase (decrease) in net assets resulting from operations		$ 128,806,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,272,707	$ 18,385,242
Net realized gain (loss)	5,089,199	26,782,470
Change in net unrealized appreciation (depreciation)	112,444,616	1,161,220
Net increase (decrease) in net assets resulting from operations	128,806,522	46,328,932
Distributions to partners from net investment income	(11,042,893)	(18,325,079)
Affiliated share transactions Proceeds from sales of shares	161,754,401	93,868,984
Reinvestment of distributions	11,042,673	18,324,664
Cost of shares redeemed	(86,740,886)	(115,543,346)
Net increase (decrease) in net assets resulting from share transactions	86,056,188	(3,349,698)
Total increase (decrease) in net assets	203,819,817	24,654,155

Net Assets
Beginning of period	647,542,324	622,888,169
End of period	$ 851,362,141	$ 647,542,324
Other Affiliated Information Shares
Sold	1,148,972	682,840
Issued in reinvestment of distributions	75,598	135,028
Redeemed	(592,020)	(858,660)
Net increase (decrease)	632,550	(40,792)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 131.58	$ 125.53	$ 114.15	$ 114.98	$ 126.15	$ 104.59
Income from Investment Operations
Net investment income (loss) D	2.10	3.86	3.08	2.72	2.77	2.43
Net realized and unrealized gain (loss)	21.66	6.04	11.26	(.86)	(11.21)	21.58
Total from investment operations	23.76	9.90	14.34	1.86	(8.44)	24.01
Distributions to partners from net investment income	(2.04)	(3.85)	(2.96)	(2.69)	(2.73)	(2.45)
Net asset value, end of period	$ 153.30	$ 131.58	$ 125.53	$ 114.15	$ 114.98	$ 126.15
Total Return B, C	18.15%	7.83%	12.73%	2.03%	(6.82)%	23.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A	.01%	.01%	.02%	.01%	.01%
Expenses net of fee waivers, if any	-% A, G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	-% A, G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.95% A	2.86%	2.59%	2.77%	2.23%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 851,362	$ 647,542	$ 622,888	$ 520,351	$ 535,302	$ 583,658
Portfolio turnover rate F	31% A	51%	61% I	91%	59%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	15.1	12.5
Exxon Mobil Corp.	7.1	13.4
Occidental Petroleum Corp.	6.9	5.3
National Oilwell Varco, Inc.	5.5	2.7
Marathon Oil Corp.	4.3	2.8
Hess Corp.	4.2	5.1
Schlumberger Ltd.	3.6	5.8
EOG Resources, Inc.	3.6	0.0
Marathon Petroleum Corp.	2.8	2.1
Pioneer Natural Resources Co.	2.5	1.2
	55.6
Top Industries (% of fund's net assets)
As of March 31, 2012
Oil, Gas & Consumable Fuels 73.6%
Energy Equipment & Services 23.8%
Chemicals 1.7%
Construction & Engineering 0.5%
All Others* 0.4%

As of September 30, 2011
Oil, Gas & Consumable Fuels 68.4%
Energy Equipment & Services 27.2%
Chemicals 1.0%
Construction & Engineering 0.8%
Metals & Mining 0.1%
All Others* 2.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Energy Central Fund

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CHEMICALS - 1.7%
Commodity Chemicals - 0.2%
Westlake Chemical Corp.	32,895	$ 2,131,267
Specialty Chemicals - 1.5%
LyondellBasell Industries NV Class A	320,359	13,983,670
TOTAL CHEMICALS		16,114,937
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	216,582	4,929,406
ENERGY EQUIPMENT & SERVICES - 23.8%
Oil & Gas Drilling - 7.9%
Discovery Offshore S.A. (a)(e)	955,692	1,761,969
Ensco International Ltd. ADR	429,700	22,744,021
Helmerich & Payne, Inc.	136,099	7,342,541
Noble Corp.	558,930	20,943,107
Northern Offshore Ltd.	418,910	908,403
Ocean Rig UDW, Inc. (United States)	229,100	3,871,790
Parker Drilling Co. (a)	558,044	3,331,523
Rowan Companies, Inc. (a)	184,200	6,065,706
Transocean Ltd. (United States)	74,900	4,097,030
Tuscany International Drilling, Inc. (a)	768,900	578,091
Vantage Drilling Co. (a)	1,225,600	1,960,960
		73,605,141
Oil & Gas Equipment & Services - 15.9%
Cal Dive International, Inc. (a)	175,579	579,411
Compagnie Generale de Geophysique SA (a)	176,841	5,255,597
Fugro NV (Certificaten Van Aandelen) unit	172,555	12,293,436
Gulfmark Offshore, Inc. Class A (a)	20,038	920,946
Halliburton Co.	419,618	13,927,121
Key Energy Services, Inc. (a)	135,500	2,093,475
McDermott International, Inc. (a)	308,295	3,949,259
National Oilwell Varco, Inc.	641,672	50,993,674
Oil States International, Inc. (a)	155,219	12,116,395
Schlumberger Ltd.	473,862	33,137,170
Schoeller-Bleckmann Oilfield Equipment AG	16,454	1,514,786
Superior Energy Services, Inc. (a)	63,286	1,668,219
Total Energy Services, Inc.	70,900	1,140,740
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Weatherford International Ltd. (a)	460,795	$ 6,953,397
Willbros Group, Inc. (a)	161,782	524,174
		147,067,800
TOTAL ENERGY EQUIPMENT & SERVICES		220,672,941
OIL, GAS & CONSUMABLE FUELS - 73.2%
Coal & Consumable Fuels - 2.1%
Alpha Natural Resources, Inc. (a)	639,758	9,730,719
Peabody Energy Corp.	326,200	9,446,752
		19,177,471
Integrated Oil & Gas - 37.5%
Chevron Corp.	1,306,858	140,147,453
Exxon Mobil Corp.	755,717	65,543,335
Hess Corp.	667,648	39,357,850
InterOil Corp. (a)(d)	21,800	1,120,738
Murphy Oil Corp.	122,932	6,917,384
Occidental Petroleum Corp.	672,325	64,025,510
Royal Dutch Shell PLC Class A sponsored ADR	66,800	4,684,684
Suncor Energy, Inc.	690,300	22,552,130
Total SA sponsored ADR	92,300	4,718,376
		349,067,460
Oil & Gas Exploration & Production - 24.5%
Anadarko Petroleum Corp.	126,312	9,895,282
Apache Corp.	203,314	20,420,858
Atlas Resource Partners LP (a)	1,848	51,504
Bankers Petroleum Ltd. (a)	1,012,700	4,182,571
Cabot Oil & Gas Corp.	246,091	7,670,656
Chesapeake Energy Corp.	39,700	919,849
Cobalt International Energy, Inc. (a)	222,800	6,690,684
Comstock Resources, Inc. (a)	59,400	940,302
EOG Resources, Inc.	297,522	33,054,694
EQT Corp.	160,516	7,738,476
EV Energy Partners LP	85,381	5,941,664
EXCO Resources, Inc. (d)	65,200	432,276
Gran Tierra Energy, Inc. (Canada) (a)	1,076,828	6,789,883
Marathon Oil Corp.	1,250,188	39,630,960
Noble Energy, Inc.	157,196	15,370,625
OGX Petroleo e Gas Participacoes SA (a)	100,500	831,102
Pacific Rubiales Energy Corp.	83,500	2,439,166
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Painted Pony Petroleum Ltd. (a)(e)	5,500	$ 46,203
Pioneer Natural Resources Co.	206,488	23,041,996
Plains Exploration & Production Co. (a)	162,066	6,912,115
QEP Resources, Inc.	111,310	3,394,955
Rosetta Resources, Inc. (a)	116,029	5,657,574
SM Energy Co.	249,618	17,665,466
Swift Energy Co. (a)	72,400	2,101,772
WPX Energy, Inc.	311,104	5,602,983
		227,423,616
Oil & Gas Refining & Marketing - 8.1%
Calumet Specialty Products Partners LP	101,784	2,689,133
CVR Energy, Inc. (a)	86,555	2,315,346
Essar Energy PLC (a)(d)	649,465	1,613,286
HollyFrontier Corp.	552,537	17,764,065
Marathon Petroleum Corp.	600,158	26,022,851
Tesoro Corp. (a)	266,600	7,155,544
Valero Energy Corp.	693,473	17,870,799
		75,431,024
Oil & Gas Storage & Transport - 1.0%
Atlas Energy LP	18,100	597,300
Atlas Pipeline Partners, LP	125,355	4,435,060
Cheniere Energy, Inc. (a)	175,000	2,621,500
Williams Companies, Inc.	43,600	1,343,316
		8,997,176
TOTAL OIL, GAS & CONSUMABLE FUELS		680,096,747
TOTAL COMMON STOCKS (Cost $847,851,738)		921,814,031
Convertible Preferred Stocks - 0.4%

OIL, GAS & CONSUMABLE FUELS - 0.4%
Oil & Gas Exploration & Production - 0.4%
Halcon Resources Corp. 8.00% (f) (Cost $3,600,000)	40	3,376,800
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,068,614	$ 1,068,614
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,819,890	2,819,890
TOTAL MONEY MARKET FUNDS (Cost $3,888,504)		3,888,504
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $855,340,242)		929,079,335
NET OTHER ASSETS (LIABILITIES) - 0.0%		375,560
NET ASSETS - 100%		$ 929,454,895
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,808,172 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,376,800 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp. 8.00%	3/1/12	$ 3,600,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,409
Fidelity Securities Lending Cash Central Fund	46,850
Total	$ 51,259
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 921,814,031	$ 916,558,434	$ 5,255,597	$ -
Convertible Preferred Stocks	3,376,800	-	3,376,800	-
Money Market Funds	3,888,504	3,888,504	-	-
Total Investments in Securities:	$ 929,079,335	$ 920,446,938	$ 8,632,397	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.4%
Switzerland	3.9%
Curacao	3.6%
Canada	3.5%
United Kingdom	3.1%
Netherlands	2.8%
France	1.1%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,682,256) - See accompanying schedule: Unaffiliated issuers (cost $851,451,738)	$ 925,190,831
Fidelity Central Funds (cost $3,888,504)	3,888,504
Total Investments (cost $855,340,242)		$ 929,079,335
Receivable for investments sold		43,435,542
Receivable for fund shares sold		35,996
Dividends receivable		680,186
Distributions receivable from Fidelity Central Funds		7,469
Total assets		973,238,528

Liabilities
Payable to custodian bank	$ 344,383
Payable for investments purchased	27,001,316
Payable for fund shares redeemed	13,613,528
Other payables and accrued expenses	4,516
Collateral on securities loaned, at value	2,819,890
Total liabilities		43,783,633

Net Assets		$ 929,454,895
Net Assets consist of:
Paid in capital		$ 855,716,910
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,737,985
Net Assets, for 7,482,935 shares outstanding		$ 929,454,895
Net Asset Value, offering price and redemption price per share ($929,454,895 ÷ 7,482,935 shares)		$ 124.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 7,214,912
Interest		3,687
Income from Fidelity Central Funds (including $46,850 from security lending)		51,259
Total income		7,269,858

Expenses
Custodian fees and expenses	$ 11,092
Independent directors' compensation	2,598
Interest	475
Total expenses before reductions	14,165
Expense reductions	(2,601)	11,564
Net investment income (loss)		7,258,294
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,443,324)
Foreign currency transactions	(23,883)
Total net realized gain (loss)		(14,467,207)
Change in net unrealized appreciation (depreciation) on: Investment securities	180,253,048
Assets and liabilities in foreign currencies	(63)
Total change in net unrealized appreciation (depreciation)		180,252,985
Net gain (loss)		165,785,778
Net increase (decrease) in net assets resulting from operations		$ 173,044,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,258,294	$ 11,932,319
Net realized gain (loss)	(14,467,207)	89,106,542
Change in net unrealized appreciation (depreciation)	180,252,985	(92,806,799)
Net increase (decrease) in net assets resulting from operations	173,044,072	8,232,062
Distributions to partners from net investment income	(6,983,540)	(11,831,368)
Affiliated share transactions Proceeds from sales of shares	179,264,365	150,926,810
Reinvestment of distributions	6,983,404	11,831,110
Cost of shares redeemed	(84,914,784)	(112,758,899)
Net increase (decrease) in net assets resulting from share transactions	101,332,985	49,999,021
Total increase (decrease) in net assets	267,393,517	46,399,715

Net Assets
Beginning of period	662,061,378	615,661,663
End of period	$ 929,454,895	$ 662,061,378
Other Affiliated Information Shares
Sold	1,526,310	1,167,120
Issued in reinvestment of distributions	56,493	93,668
Redeemed	(682,910)	(874,855)
Net increase (decrease)	899,893	385,933

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 100.57	$ 99.35	$ 99.12	$ 110.48	$ 140.47	$ 97.16
Income from Investment Operations
Net investment income (loss) D	1.02	1.93	1.25	.92	1.18	1.22 H
Net realized and unrealized gain (loss)	23.63	1.20	.17 I	(11.37)	(29.99)	43.31
Total from investment operations	24.65	3.13	1.42	(10.45)	(28.81)	44.53
Distributions to partners from net investment income	(1.01)	(1.91)	(1.19)	(.91)	(1.18)	(1.22)
Net asset value, end of period	$ 124.21	$ 100.57	$ 99.35	$ 99.12	$ 110.48	$ 140.47
Total Return B, C	24.52%	2.76%	1.49%	(9.19)%	(20.73)%	46.10%
Ratios to Average Net Assets E,J
Expenses before reductions	-% A, G	-% G	-% G	.01%	.01%	-% G
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	.01%	.01%	-% G
Expenses net of all reductions	-% A, G	-% G	-% G	.01%	.01%	-% G
Net investment income (loss)	1.67% A	1.52%	1.26%	1.18%	.80%	1.05% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 929,455	$ 662,061	$ 615,662	$ 575,938	$ 568,630	$ 740,091
Portfolio turnover rate F	105% A	102%	106% K	156%	108%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .94%. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	5.1	5.0
JPMorgan Chase & Co.	4.5	3.4
Morgan Stanley	4.4	4.3
The Blackstone Group LP	4.1	0.0
ACE Ltd.	3.5	1.0
Redecard SA	3.3	0.9
BanColombia SA sponsored ADR	3.1	0.1
Big Yellow Group PLC	2.8	0.0
Barclays PLC sponsored ADR	2.7	0.0
Genworth Financial, Inc. Class A	2.7	0.0
	36.2
Top Industries (% of fund's net assets)
As of March 31, 2012
Capital Markets 19.0%
Real Estate Investment Trusts 16.9%
Commercial Banks 16.4%
Diversified Financial Services 15.0%
Insurance 11.9%
All Others* 20.8%

As of September 30, 2011
Capital Markets 27.8%
Commercial Banks 20.4%
Diversified Financial Services 13.4%
Insurance 12.7%
Real Estate Investment Trusts 9.4%
All Others* 16.3%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Financials Central Fund

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CAPITAL MARKETS - 19.0%
Asset Management & Custody Banks - 9.4%
A.F.P. Provida SA sponsored ADR	61,153	$ 4,831,087
Affiliated Managers Group, Inc. (a)	14,905	1,666,528
Ameriprise Financial, Inc.	2,500	142,825
Apollo Global Management LLC Class A	1,443,931	20,619,335
Bank of New York Mellon Corp.	123,549	2,981,237
BlackRock, Inc. Class A	680	139,332
Cetip SA	284,183	4,715,762
Fortress Investment Group LLC	632,400	2,251,344
Franklin Resources, Inc.	262,400	32,545,472
Invesco Ltd.	5,651	150,712
Julius Baer Group Ltd.	2,640	106,571
Legg Mason, Inc.	7,538	210,536
Northern Trust Corp.	84,055	3,988,410
State Street Corp.	98,737	4,492,534
The Blackstone Group LP	3,761,799	59,963,076
		138,804,761
Diversified Capital Markets - 0.3%
Credit Suisse Group sponsored ADR	5,150	146,827
HFF, Inc. (a)	71,400	1,175,958
UBS AG (NY Shares)	196,700	2,757,734
		4,080,519
Investment Banking & Brokerage - 9.3%
Charles Schwab Corp.	7,700	110,649
E*TRADE Financial Corp. (a)	2,003,389	21,937,110
Evercore Partners, Inc. Class A	752,796	21,883,780
GFI Group, Inc.	3,404,821	12,802,127
Goldman Sachs Group, Inc.	118,463	14,733,243
Greenhill & Co., Inc.	6,300	274,932
Investment Technology Group, Inc. (a)	34,096	407,788
Lazard Ltd. Class A	4,517	129,006
Macquarie Group Ltd.	3,431	103,320
Monex Beans Holdings, Inc.	352	77,693
Morgan Stanley	3,233,529	63,506,510
Nomura Holdings, Inc. sponsored ADR	30,400	134,064
		136,100,222
TOTAL CAPITAL MARKETS		278,985,502
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - 16.4%
Diversified Banks - 9.7%
Banco ABC Brasil SA	105,600	$ 768,021
Banco Bradesco SA (PN) sponsored ADR	5,600	98,000
Banco de Chile sponsored ADR (d)	1,300	123,409
Banco Macro SA sponsored ADR	5,000	98,050
Banco Pine SA	1,713	12,906
Banco Santander Chile sponsored ADR	1,400	120,526
Banco Santander SA (Spain) sponsored ADR	19,400	148,798
Banco Santander SA (Brasil) ADR	1,096,450	10,054,447
BanColombia SA sponsored ADR	699,700	45,242,602
Bangkok Bank Public Co. Ltd. (For. Reg.)	211,500	1,330,232
Bank of Baroda	79,654	1,250,786
Bank of Montreal	100	5,945
Bank of the Philippine Islands (BPI)	166,280	286,623
Barclays PLC sponsored ADR (d)	2,650,531	40,155,545
BBVA Banco Frances SA sponsored ADR	21,200	127,836
BNP Paribas SA	2,900	137,589
China CITIC Bank Corp. Ltd. (H Shares)	275,000	165,377
Comerica, Inc.	111,967	3,623,252
CorpBanca SA sponsored ADR	5,000	101,750
Credicorp Ltd. (NY Shares)	22,272	2,935,895
Credit Agricole SA	2,000	12,430
Development Credit Bank Ltd. (a)	301,865	267,163
Grupo Financiero Galicia SA sponsored ADR (d)	16,500	106,095
Guaranty Trust Bank PLC GDR (Reg. S)	47,100	241,623
Hana Financial Group, Inc.	37,950	1,430,117
Hong Leong Bank Bhd	37,800	155,805
HSBC Holdings PLC sponsored ADR	3,300	146,487
ICICI Bank Ltd. sponsored ADR	4,167	145,303
Industrial & Commercial Bank of China Ltd. (H Shares)	50,000	32,258
Intesa Sanpaolo SpA	73,074	130,980
Itau Unibanco Banco Multiplo SA sponsored ADR	5,600	107,464
KB Financial Group, Inc.	34,720	1,273,090
KB Financial Group, Inc. ADR (d)	22,011	807,804
Malayan Banking Bhd	415,665	1,204,196
National Australia Bank Ltd.	2,218	56,503
Nordea Bank AB	11,000	100,005
PT Bank Central Asia Tbk	119,500	104,549
Raiffeisen International Bank-Holding AG (d)	11,700	413,498
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	9,200	123,188
Standard Chartered PLC (United Kingdom)	22,344	557,532
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
Sumitomo Mitsui Financial Group, Inc.	18,900	$ 625,321
Swedbank AB (A Shares)	7,500	116,532
The Jammu & Kashmir Bank Ltd.	64,545	1,166,621
The Toronto-Dominion Bank	88,000	7,468,378
U.S. Bancorp	233,100	7,384,608
UniCredit SpA	5,520	27,651
United Overseas Bank Ltd.	8,000	116,795
Wells Fargo & Co.	328,892	11,228,373
Yes Bank Ltd.	20,479	148,543
		142,486,501
Regional Banks - 6.7%
Alerus Financial Corp.	4,700	122,670
BancFirst Corp.	100	4,356
Banco Daycoval SA (PN)	174,400	929,331
Bancorp New Jersey, Inc.	800	7,576
BancTrust Financial Group, Inc. (a)	274,450	395,208
Bank of Hawaii Corp.	3,000	145,050
Bank of the Ozarks, Inc.	3,400	106,284
Bar Harbor Bankshares	100	3,324
BB&T Corp.	8,301	260,568
BBCN Bancorp, Inc. (a)	78	869
Boston Private Financial Holdings, Inc.	19,400	192,254
Bridge Capital Holdings (a)	361,790	4,869,693
BS Financial Group, Inc.	599,220	7,033,474
Canadian Western Bank, Edmonton (d)	19,800	579,183
Cascade Bancorp (a)	7,575	43,026
CIT Group, Inc. (a)	3,436	141,701
Citizens & Northern Corp.	4,400	88,000
City Holding Co.	3,600	124,992
City National Corp.	2,900	152,163
CNB Financial Corp., Pennsylvania	6,800	113,628
CoBiz, Inc.	1,703,107	12,040,966
Cullen/Frost Bankers, Inc.	1,100	64,009
Fifth Third Bancorp	101,850	1,430,993
First Business Finance Services, Inc.	1,700	32,300
First Commonwealth Financial Corp.	239,178	1,463,769
First Community Bancshares, Inc.	100	1,336
First Interstate Bancsystem, Inc.	899,788	13,154,901
First Midwest Bancorp, Inc., Delaware	12,300	147,354
First Niagara Financial Group, Inc.	100	984
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
First Republic Bank (a)	186,300	$ 6,136,722
FirstMerit Corp.	8,500	143,310
FNB Corp., Pennsylvania	11,973	144,634
Fulton Financial Corp.	100	1,050
Glacier Bancorp, Inc.	9,850	147,159
Hawthorn Bancshares, Inc.	104	771
Huntington Bancshares, Inc.	2,289,610	14,767,985
KeyCorp	13,200	112,200
Lakeland Bancorp, Inc.	172	1,694
M&T Bank Corp.	200	17,376
NBT Bancorp, Inc.	1,500	33,120
Northrim Bancorp, Inc.	19,554	420,802
Pacific Continental Corp.	298,272	2,809,722
PNC Financial Services Group, Inc.	2,174	140,201
PrivateBancorp, Inc.	9,500	144,115
PT Bank Tabungan Negara Tbk	16,406,000	2,153,012
Regions Financial Corp.	1,131,695	7,457,870
Sandy Spring Bancorp, Inc.	1,300	23,621
Savannah Bancorp, Inc. (a)	133,760	691,539
SCBT Financial Corp.	7,760	253,830
SunTrust Banks, Inc.	5,972	144,343
Susquehanna Bancshares, Inc.	446,555	4,411,963
SVB Financial Group (a)	2,228	143,350
Synovus Financial Corp. (d)	256,791	526,422
TCF Financial Corp.	12,835	152,608
Texas Capital Bancshares, Inc. (a)	25,100	868,962
The Fauquier Bank	117	1,445
UMB Financial Corp.	33,200	1,485,202
Umpqua Holdings Corp.	1,000	13,560
Valley National Bancorp (d)	44,492	576,171
Virginia Commerce Bancorp, Inc. (a)	32,200	282,716
Washington Trust Bancorp, Inc.	74,373	1,795,364
Webster Financial Corp.	192,090	4,354,680
Westamerica Bancorp.	500	24,000
Western Alliance Bancorp. (a)	451,430	3,823,612
Zions Bancorporation	716	15,365
		97,870,458
TOTAL COMMERCIAL BANKS		240,356,959
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	8,400	$ 139,657
CONSUMER FINANCE - 2.9%
Consumer Finance - 2.9%
Advance America Cash Advance Centers, Inc.	13,432	140,902
American Express Co.	2,052	118,729
Capital One Financial Corp.	260,662	14,529,300
DFC Global Corp. (a)	100	1,887
Discover Financial Services	4,200	140,028
EZCORP, Inc. (non-vtg.) Class A (a)	133,848	4,344,037
First Cash Financial Services, Inc. (a)	53,436	2,291,870
Green Dot Corp. Class A (a)(d)	5,511	146,152
International Personal Finance PLC	906,079	3,885,502
Nelnet, Inc. Class A	5,400	139,914
Netspend Holdings, Inc. (a)	12,046	93,477
PT Clipan Finance Indonesia Tbk	2,956,000	164,868
Regional Management Corp.	138,100	2,320,080
SLM Corp.	888,222	13,998,379
		42,315,125
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	3,548	139,578
DIVERSIFIED FINANCIAL SERVICES - 15.0%
Other Diversified Financial Services - 9.8%
Bank of America Corp.	387,586	3,709,198
Citigroup, Inc.	2,035,935	74,413,418
JPMorgan Chase & Co.	1,429,645	65,735,077
		143,857,693
Specialized Finance - 5.2%
BM&F Bovespa SA	20,300	124,961
CBOE Holdings, Inc. (d)	882,467	25,079,712
IntercontinentalExchange, Inc. (a)	725	99,630
Moody's Corp.	704,910	29,676,711
NewStar Financial, Inc. (a)	100	1,112
NYSE Euronext	4,300	129,043
PHH Corp. (a)(d)	1,360,383	21,045,125
		76,156,294
TOTAL DIVERSIFIED FINANCIAL SERVICES		220,013,987
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	11,200	$ 228,908
HOTELS, RESTAURANTS & LEISURE - 1.5%
Casinos & Gaming - 0.5%
Las Vegas Sands Corp.	2,436	140,241
MGM Mirage, Inc. (a)	10,041	136,758
Wynn Resorts Ltd.	57,829	7,221,686
		7,498,685
Hotels, Resorts & Cruise Lines - 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	256,300	14,457,883
TOTAL HOTELS, RESTAURANTS & LEISURE		21,956,568
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
PulteGroup, Inc. (a)	16,100	142,485
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co.	300	6,021
Keppel Corp. Ltd.	13,000	113,669
		119,690
INSURANCE - 11.9%
Insurance Brokers - 0.1%
Aon Corp.	2,900	142,274
Brasil Insurance Participacoes e Administracao SA	176,100	1,880,637
National Financial Partners Corp. (a)	9,200	139,288
		2,162,199
Life & Health Insurance - 0.9%
AFLAC, Inc.	79,745	3,667,473
Citizens, Inc. Class A (a)	17,300	170,924
CNO Financial Group, Inc. (a)	18,400	143,152
Delta Lloyd NV	81,300	1,429,051
FBL Financial Group, Inc. Class A	3,800	128,060
Lincoln National Corp.	4,400	115,984
MetLife, Inc.	108,234	4,042,540
Phoenix Companies, Inc. (a)	46,700	114,415
Ping An Insurance Group Co. China Ltd. (H Shares)	33,000	249,446
Prudential Financial, Inc.	43,138	2,734,518
Resolution Ltd.	24,800	103,651
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
StanCorp Financial Group, Inc.	2,800	$ 114,632
Symetra Financial Corp.	8,700	100,311
Torchmark Corp.	2,700	134,595
Unum Group	5,900	144,432
		13,393,184
Multi-Line Insurance - 3.3%
American International Group, Inc. (a)	172,600	5,321,258
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,100	847,515
Genworth Financial, Inc. Class A (a)	4,770,564	39,691,092
Hartford Financial Services Group, Inc.	56,000	1,180,480
Loews Corp.	30,000	1,196,100
Porto Seguro SA	18,700	206,054
		48,442,499
Property & Casualty Insurance - 5.4%
ACE Ltd.	704,260	51,551,832
Allied World Assurance Co. Holdings Ltd.	19,900	1,366,533
Allstate Corp.	65,791	2,165,840
Assured Guaranty Ltd.	8,100	133,812
Axis Capital Holdings Ltd.	111,800	3,708,406
Berkshire Hathaway, Inc. Class B (a)	178,328	14,471,317
Erie Indemnity Co. Class A	1,300	101,322
Fidelity National Financial, Inc. Class A	7,954	143,411
First American Financial Corp.	120,283	2,000,306
RLI Corp.	200	14,328
The Travelers Companies, Inc.	700	41,440
W.R. Berkley Corp.	39,400	1,423,128
XL Group PLC Class A	66,304	1,438,134
		78,559,809
Reinsurance - 2.2%
Arch Capital Group Ltd. (a)	113,107	4,212,105
Montpelier Re Holdings Ltd.	6,100	117,852
Platinum Underwriters Holdings Ltd.	83,096	3,033,004
RenaissanceRe Holdings Ltd.	56,600	4,286,318
Swiss Re Ltd.	233,573	14,916,898
Validus Holdings Ltd.	186,726	5,779,170
		32,345,347
TOTAL INSURANCE		174,903,038
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
eBay, Inc. (a)	389,461	$ 14,367,216
IT SERVICES - 6.7%
Data Processing & Outsourced Services - 6.7%
Alliance Data Systems Corp. (a)	11,400	1,435,944
Cielo SA	3,900	132,189
Fidelity National Information Services, Inc.	5,691	188,486
Fiserv, Inc. (a)	3,087	214,207
Global Cash Access Holdings, Inc. (a)	243,300	1,897,740
Jack Henry & Associates, Inc.	450,610	15,374,813
Lender Processing Services, Inc.	600	15,600
MasterCard, Inc. Class A	17,760	7,468,790
MoneyGram International, Inc. (a)	6,000	108,000
Redecard SA	2,493,710	48,414,261
The Western Union Co.	206,500	3,634,400
Total System Services, Inc.	671,190	15,484,353
VeriFone Systems, Inc. (a)	56,132	2,911,567
Visa, Inc. Class A	1,340	158,120
		97,438,470
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	1,900	122,550
Cognizant Technology Solutions Corp. Class A (a)	2,023	155,670
		278,220
TOTAL IT SERVICES		97,716,690
PROFESSIONAL SERVICES - 0.2%
Research & Consulting Services - 0.2%
Dun & Bradstreet Corp.	200	16,946
Equifax, Inc.	3,150	139,419
IHS, Inc. Class A (a)	37,198	3,483,593
		3,639,958
REAL ESTATE INVESTMENT TRUSTS - 16.9%
Diversified REITs - 0.1%
American Assets Trust, Inc.	56,400	1,285,920
Vornado Realty Trust	1,400	117,880
		1,403,800
Industrial REITs - 0.2%
DCT Industrial Trust, Inc.	468,700	2,765,330
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Industrial REITs - continued
Prologis, Inc.	3,644	$ 131,257
Stag Industrial, Inc.	9,800	136,808
		3,033,395
Mortgage REITs - 0.9%
American Capital Agency Corp.	44,521	1,315,150
American Capital Mortgage Investment Corp.	15,500	337,435
Invesco Mortgage Capital, Inc.	419,700	7,407,705
Pennymac Mortgage Investment Trust	5,900	110,153
Two Harbors Investment Corp.	339,000	3,437,460
		12,607,903
Office REITs - 2.5%
Boston Properties, Inc.	61,800	6,488,382
Corporate Office Properties Trust (SBI)	3,400	78,914
Douglas Emmett, Inc.	462,200	10,542,782
Highwoods Properties, Inc. (SBI)	65,000	2,165,800
Lexington Corporate Properties Trust (d)	1,941,788	17,456,674
MPG Office Trust, Inc. (a)	45,800	107,172
SL Green Realty Corp.	1,500	116,325
		36,956,049
Residential REITs - 2.9%
American Campus Communities, Inc.	35,000	1,565,200
Apartment Investment & Management Co. Class A	4,249	112,216
AvalonBay Communities, Inc.	22,900	3,236,915
BRE Properties, Inc.	4,100	207,255
Camden Property Trust (SBI)	147,100	9,671,825
Campus Crest Communities, Inc.	10,000	116,600
Colonial Properties Trust (SBI)	392,400	8,526,852
Equity Lifestyle Properties, Inc.	79,593	5,550,816
Equity Residential (SBI)	11,262	705,226
Essex Property Trust, Inc.	2,200	333,322
Home Properties, Inc.	20,000	1,220,200
Post Properties, Inc.	152,500	7,146,150
UDR, Inc.	141,668	3,783,952
		42,176,529
Retail REITs - 1.2%
Federal Realty Investment Trust (SBI)	1,100	106,469
Glimcher Realty Trust	3,600	36,792
Kimco Realty Corp.	5,800	111,708
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - continued
Simon Property Group, Inc.	120,301	$ 17,525,450
Urstadt Biddle Properties, Inc. Class A	11,700	230,958
		18,011,377
Specialized REITs - 9.1%
American Tower Corp.	2,200	138,644
Big Yellow Group PLC	8,993,283	40,852,708
CubeSmart	10,300	122,570
DiamondRock Hospitality Co.	214,800	2,210,292
HCP, Inc.	250,694	9,892,385
Health Care REIT, Inc.	53,000	2,912,880
Host Hotels & Resorts, Inc.	196,200	3,221,604
Plum Creek Timber Co., Inc.	7,200	299,232
Potlatch Corp.	18,400	576,656
Public Storage	188,705	26,073,370
Rayonier, Inc.	157,400	6,939,766
Strategic Hotel & Resorts, Inc. (a)	4,106,041	27,017,750
Sunstone Hotel Investors, Inc. (a)	212,500	2,069,750
Ventas, Inc.	103,659	5,918,929
Weyerhaeuser Co.	228,500	5,008,720
		133,255,256
TOTAL REAL ESTATE INVESTMENT TRUSTS		247,444,309
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Diversified Real Estate Activities - 1.3%
Tejon Ranch Co. (a)	72,700	2,082,128
The St. Joe Co. (a)(d)	913,827	17,371,851
		19,453,979
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	66,000	256,775
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	6,000	78,173
Castellum AB	8,316	104,764
Forest City Enterprises, Inc. Class A (a)	88,500	1,385,910
Thomas Properties Group, Inc.	19,600	89,964
		1,658,811
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	7,548	150,658
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Services - continued
Jones Lang LaSalle, Inc.	1,696	$ 141,294
Kennedy-Wilson Holdings, Inc.	20,400	275,400
		567,352
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		21,936,917
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	300	3,630
Fair Isaac Corp.	800	35,120
		38,750
SPECIALTY RETAIL - 1.3%
Computer & Electronics Retail - 1.3%
Rent-A-Center, Inc.	502,117	18,954,917
Home Improvement Retail - 0.0%
Home Depot, Inc.	3,786	190,474
TOTAL SPECIALTY RETAIL		19,145,391
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	5,000	125,000
Brookline Bancorp, Inc., Delaware	6,700	62,779
Cape Bancorp, Inc. (a)	11,000	87,780
Cheviot Financial Corp.	75,703	641,204
Fannie Mae (a)	85	25
Flushing Financial Corp.	100	1,346
Hudson City Bancorp, Inc.	7,300	53,363
Meridian Interstate Bancorp, Inc. (a)	634	8,324
New York Community Bancorp, Inc.	100	1,391
Ocwen Financial Corp. (a)	100	1,563
People's United Financial, Inc.	9,062	119,981
ViewPoint Financial Group	100	1,538
Washington Mutual, Inc. (a)	276,828	3
WMI Holdings Corp. (a)	9,271	8,344
		1,112,641
TOTAL COMMON STOCKS (Cost $1,292,313,743)		1,384,703,369
Investment Companies - 0.2%
	Shares	Value
Ares Capital Corp. (Cost $3,588,853)	214,600	$ 3,508,710
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 0.14% (b)	73,651,178	73,651,178
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	74,486,016	74,486,016
TOTAL MONEY MARKET FUNDS (Cost $148,137,194)		148,137,194
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,444,039,790)		1,536,349,273
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(69,218,590)
NET ASSETS - 100%		$ 1,467,130,683
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,134
Fidelity Securities Lending Cash Central Fund	120,262
Total	$ 143,396
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,384,703,369	$ 1,381,476,476	$ 3,226,890	$ 3
Investment Companies	3,508,710	3,508,710	-	-
Money Market Funds	148,137,194	148,137,194	-	-
Total Investments in Securities:	$ 1,536,349,273	$ 1,533,122,380	$ 3,226,890	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(20,205)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	20,208
Transfers out of Level 3	-
Ending Balance	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (20,205)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.4%
United Kingdom	5.8%
Switzerland	4.8%
Brazil	4.6%
Colombia	3.1%
Bermuda	1.7%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,312,550) - See accompanying schedule: Unaffiliated issuers (cost $1,295,902,596)	$ 1,388,212,079
Fidelity Central Funds (cost $148,137,194)	148,137,194
Total Investments (cost $1,444,039,790)		$ 1,536,349,273
Receivable for investments sold		46,424,479
Receivable for fund shares sold		242,694
Dividends receivable		2,528,432
Distributions receivable from Fidelity Central Funds		58,344
Other receivables		3,246
Total assets		1,585,606,468

Liabilities
Payable for investments purchased	$ 43,565,454
Payable for fund shares redeemed	410,435
Other payables and accrued expenses	13,880
Collateral on securities loaned, at value	74,486,016
Total liabilities		118,475,785

Net Assets		$ 1,467,130,683
Net Assets consist of:
Paid in capital		$ 1,374,805,886
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		92,324,797
Net Assets, for 24,614,259 shares outstanding		$ 1,467,130,683
Net Asset Value, offering price and redemption price per share ($1,467,130,683 ÷ 24,614,259 shares)		$ 59.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 8,813,579
Interest		609
Income from Fidelity Central Funds (including $120,262 from security lending)		143,396
Total income		8,957,584

Expenses
Custodian fees and expenses	$ 31,225
Independent directors' compensation	3,385
Interest	248
Total expenses before reductions	34,858
Expense reductions	(3,385)	31,473
Net investment income (loss)		8,926,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,933,029
Foreign currency transactions	(123,275)
Total net realized gain (loss)		76,809,754
Change in net unrealized appreciation (depreciation) on: Investment securities	268,362,039
Assets and liabilities in foreign currencies	23,090
Total change in net unrealized appreciation (depreciation)		268,385,129
Net gain (loss)		345,194,883
Net increase (decrease) in net assets resulting from operations		$ 354,120,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,926,111	$ 14,173,457
Net realized gain (loss)	76,809,754	(121,018,435)
Change in net unrealized appreciation (depreciation)	268,385,129	(122,809,749)
Net increase (decrease) in net assets resulting from operations	354,120,994	(229,654,727)
Distributions to partners from net investment income	(5,568,819)	(11,331,190)
Affiliated share transactions Proceeds from sales of shares	277,536,064	228,262,066
Reinvestment of distributions	5,568,753	11,331,046
Cost of shares redeemed	(80,541,435)	(129,021,076)
Net increase (decrease) in net assets resulting from share transactions	202,563,382	110,572,036
Total increase (decrease) in net assets	551,115,557	(130,413,881)

Net Assets
Beginning of period	916,015,126	1,046,429,007
End of period	$ 1,467,130,683	$ 916,015,126
Other Affiliated Information Shares
Sold	5,476,344	3,957,216
Issued in reinvestment of distributions	107,128	210,709
Redeemed	(1,614,909)	(2,303,592)
Net increase (decrease)	3,968,563	1,864,333

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 44.37	$ 55.72	$ 58.19	$ 65.86	$ 110.86	$ 107.96
Income from Investment Operations
Net investment income (loss) D	.40	.72	.56	1.34	2.54	2.56
Net realized and unrealized gain (loss)	15.09	(11.50)	(2.49)	(7.75)	(44.85)	2.87
Total from investment operations	15.49	(10.78)	(1.93)	(6.41)	(42.31)	5.43
Distributions to partners from net investment income	(.26)	(.57)	(.54)	(1.26)	(2.69)	(2.53)
Net asset value, end of period	$ 59.60	$ 44.37	$ 55.72	$ 58.19	$ 65.86	$ 110.86
Total Return B, C	35.00%	(19.52)%	(3.34)%	(9.08)%	(38.65)%	5.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A	.01%	.01%	.01%	-% G	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	-% G	-% G
Expenses net of all reductions	.01% A	.01%	.01%	.01%	-% G	-% G
Net investment income (loss)	1.54% A	1.26%	.96%	2.91%	2.96%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,467,131	$ 916,015	$ 1,046,429	$ 772,043	$ 829,107	$ 1,324,911
Portfolio turnover rate F	419% A	325%	271% I	308%	53%	35%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	7.0	6.5
UnitedHealth Group, Inc.	6.1	2.5
Express Scripts, Inc.	4.9	2.4
Gilead Sciences, Inc.	4.2	1.0
WellPoint, Inc.	4.1	2.8
Covidien PLC	4.1	5.6
Merck & Co., Inc.	3.7	2.4
Humana, Inc.	2.8	1.3
GlaxoSmithKline PLC sponsored ADR	2.7	0.0
Biogen Idec, Inc.	2.7	1.7
	42.3
Top Industries (% of fund's net assets)
As of March 31, 2012
Health Care Providers & Services 32.0%
Biotechnology 26.9%
Pharmaceuticals 19.0%
Health Care Equipment & Supplies 12.3%
Food & Staples Retailing 2.6%
All Others* 7.2%

As of September 30, 2011
Health Care Equipment & Supplies 24.2%
Biotechnology 21.8%
Health Care Providers & Services 20.6%
Pharmaceuticals 16.2%
Life Sciences Tools & Services 2.1%
All Others* 15.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Health Care Central Fund

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 26.9%
Biotechnology - 26.9%
Achillion Pharmaceuticals, Inc. (a)	443,400	$ 4,247,772
Acorda Therapeutics, Inc. (a)	210,119	5,578,659
Alexion Pharmaceuticals, Inc. (a)	231,224	21,471,461
AMAG Pharmaceuticals, Inc. (a)	58,900	938,277
Amgen, Inc.	1,042,793	70,899,496
Anthera Pharmaceuticals, Inc. (a)	605,600	1,338,376
Ardea Biosciences, Inc. (a)	298,715	6,500,038
ARIAD Pharmaceuticals, Inc. (a)	509,200	8,121,740
AVEO Pharmaceuticals, Inc. (a)	235,893	2,927,432
Biogen Idec, Inc. (a)	213,059	26,839,042
BioMarin Pharmaceutical, Inc. (a)	589,469	20,189,313
Dynavax Technologies Corp. (a)	1,515,767	7,669,781
Gilead Sciences, Inc. (a)	861,495	42,084,031
Grifols SA ADR	457,800	3,529,638
Infinity Pharmaceuticals, Inc. (a)	257,500	3,079,700
Medivation, Inc. (a)	95,736	7,153,394
Merrimack Pharmaceuticals, Inc.	17,300	107,087
Neurocrine Biosciences, Inc. (a)	415,461	3,311,224
NPS Pharmaceuticals, Inc. (a)	371,800	2,543,112
Seattle Genetics, Inc. (a)(d)	234,517	4,779,456
Synageva BioPharma Corp. (a)	227,800	8,171,186
Targacept, Inc. (a)	365,600	1,871,872
Theravance, Inc. (a)(d)	295,000	5,752,500
United Therapeutics Corp. (a)	185,344	8,735,263
Vical, Inc. (a)	587,271	1,996,721
ZIOPHARM Oncology, Inc. (a)	219,200	1,183,680
		271,020,251
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	467,600	3,530,380
Stewart Enterprises, Inc. Class A	298,420	1,811,409
		5,341,789
FOOD & STAPLES RETAILING - 2.6%
Drug Retail - 2.6%
CVS Caremark Corp.	385,400	17,265,920
Drogasil SA	972,400	9,452,668
		26,718,588
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 12.3%
Health Care Equipment - 11.2%
Boston Scientific Corp. (a)	3,627,200	$ 21,690,656
C.R. Bard, Inc.	92,600	9,141,472
Conceptus, Inc. (a)	326,999	4,702,246
CONMED Corp.	117,300	3,503,751
Covidien PLC	748,126	40,907,530
Cyberonics, Inc. (a)	110,280	4,204,976
HeartWare International, Inc. (a)(d)	64,600	4,243,574
Insulet Corp. (a)	120,000	2,296,800
Opto Circuits India Ltd.	622,453	2,466,797
Orthofix International NV (a)	56,919	2,139,016
William Demant Holding A/S (a)	53,938	5,026,841
Wright Medical Group, Inc. (a)	453,400	8,759,688
Zeltiq Aesthetics, Inc.	169,391	1,045,142
Zimmer Holdings, Inc.	46,400	2,982,592
		113,111,081
Health Care Supplies - 1.1%
The Cooper Companies, Inc.	135,974	11,110,436
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		124,221,517
HEALTH CARE PROVIDERS & SERVICES - 32.0%
Health Care Distributors & Services - 1.4%
Amplifon SpA	788,329	4,068,744
McKesson Corp.	113,301	9,944,429
		14,013,173
Health Care Facilities - 1.2%
Emeritus Corp. (a)	169,551	2,994,271
Hanger Orthopedic Group, Inc. (a)	143,677	3,140,779
LCA-Vision, Inc. (a)	400,000	2,512,000
Sunrise Senior Living, Inc. (a)	594,830	3,759,326
		12,406,376
Health Care Services - 13.8%
Accretive Health, Inc. (a)	345,300	6,895,641
Catalyst Health Solutions, Inc. (a)	217,600	13,867,648
Express Scripts, Inc. (a)	922,124	49,960,678
Fresenius Medical Care AG & Co. KGaA	127,000	8,989,981
HMS Holdings Corp. (a)	181,400	5,661,494
Laboratory Corp. of America Holdings (a)	172,330	15,775,088
MEDNAX, Inc. (a)	158,700	11,802,519
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Omnicare, Inc.	345,779	$ 12,299,359
Quest Diagnostics, Inc.	226,752	13,865,885
		139,118,293
Managed Health Care - 15.6%
Aetna, Inc.	135,800	6,811,728
Health Net, Inc. (a)	466,300	18,521,436
Humana, Inc.	301,378	27,871,437
UnitedHealth Group, Inc.	1,052,300	62,022,562
Universal American Spin Corp. (a)	96,700	1,042,426
WellPoint, Inc.	558,000	41,180,400
		157,449,989
TOTAL HEALTH CARE PROVIDERS & SERVICES		322,987,831
HEALTH CARE TECHNOLOGY - 2.1%
Health Care Technology - 2.1%
athenahealth, Inc. (a)	140,737	10,431,426
Epocrates, Inc. (a)	239,400	2,054,052
HealthStream, Inc. (a)	44,825	1,039,492
SXC Health Solutions Corp. (a)	103,900	7,805,389
		21,330,359
LIFE SCIENCES TOOLS & SERVICES - 1.2%
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	221,379	11,646,749
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	360,100	6,294,548
PHARMACEUTICALS - 18.9%
Pharmaceuticals - 18.9%
Akorn, Inc. (a)	230,900	2,701,530
Cadence Pharmaceuticals, Inc. (a)	596,242	2,206,095
Cardiome Pharma Corp. (a)	780,200	550,039
Elan Corp. PLC sponsored ADR (a)	680,100	10,208,301
Eli Lilly & Co.	306,000	12,322,620
Endo Pharmaceuticals Holdings, Inc. (a)	276,300	10,701,099
Forest Laboratories, Inc. (a)	111,500	3,867,935
GlaxoSmithKline PLC sponsored ADR	612,100	27,489,411
Meda AB (A Shares)	375,200	3,578,356
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Merck & Co., Inc.	974,804	$ 37,432,474
Optimer Pharmaceuticals, Inc. (a)(d)	312,674	4,346,169
Pacira Pharmaceuticals, Inc. (a)	137,700	1,589,058
Pfizer, Inc.	184,588	4,182,764
Sanofi SA sponsored ADR	544,050	21,081,938
Shire PLC sponsored ADR	181,400	17,187,650
Valeant Pharmaceuticals International, Inc. (Canada) (a)	362,698	19,448,365
Watson Pharmaceuticals, Inc. (a)	158,700	10,642,422
XenoPort, Inc. (a)	183,200	824,400
		190,360,626
PROFESSIONAL SERVICES - 1.3%
Research & Consulting Services - 1.3%
Advisory Board Co. (a)	77,800	6,894,636
Qualicorp SA	700,000	5,999,617
		12,894,253
SOFTWARE - 0.4%
Application Software - 0.4%
Nuance Communications, Inc. (a)	140,282	3,588,414
TOTAL COMMON STOCKS (Cost $824,334,563)		996,404,925
Convertible Preferred Stocks - 0.1%

PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (e) (Cost $867,181)	123,883	690,152
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,960,217	$ 1,960,217
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	7,621,000	7,621,000
TOTAL MONEY MARKET FUNDS (Cost $9,581,217)		9,581,217
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $834,782,961)		1,006,676,294
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,658,433
NET ASSETS - 100%		$ 1,008,334,727
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $690,152 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 867,181
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,329
Fidelity Securities Lending Cash Central Fund	26,213
Total	$ 42,542
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 996,404,925	$ 987,414,944	$ 8,989,981	$ -
Convertible Preferred Stocks	690,152	-	690,152	-
Money Market Funds	9,581,217	9,581,217	-	-
Total Investments in Securities:	$ 1,006,676,294	$ 996,996,161	$ 9,680,133	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 867,181
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(867,181)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
Ireland	5.1%
Canada	2.7%
United Kingdom	2.7%
France	2.1%
Bailiwick of Jersey	1.7%
Brazil	1.5%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,384,820) - See accompanying schedule: Unaffiliated issuers (cost $825,201,744)	$ 997,095,077
Fidelity Central Funds (cost $9,581,217)	9,581,217
Total Investments (cost $834,782,961)		$ 1,006,676,294
Receivable for investments sold		26,406,023
Receivable for fund shares sold		151,672
Dividends receivable		1,345,678
Distributions receivable from Fidelity Central Funds		7,960
Total assets		1,034,587,627

Liabilities
Payable for investments purchased	$ 17,631,952
Payable for fund shares redeemed	992,245
Other payables and accrued expenses	7,703
Collateral on securities loaned, at value	7,621,000
Total liabilities		26,252,900

Net Assets		$ 1,008,334,727
Net Assets consist of:
Paid in capital		$ 836,416,717
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,918,010
Net Assets, for 6,730,140 shares outstanding		$ 1,008,334,727
Net Asset Value, offering price and redemption price per share ($1,008,334,727 ÷ 6,730,140 shares)		$ 149.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,293,263
Income from Fidelity Central Funds (including $26,213 from security lending)		42,542
Total income		4,335,805

Expenses
Custodian fees and expenses	$ 21,956
Independent directors' compensation	2,602
Total expenses before reductions	24,558
Expense reductions	(2,614)	21,944
Net investment income (loss)		4,313,861
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,808,393
Foreign currency transactions	(40,776)
Total net realized gain (loss)		25,767,617
Change in net unrealized appreciation (depreciation) on: Investment securities	146,625,528
Assets and liabilities in foreign currencies	(1,975)
Total change in net unrealized appreciation (depreciation)		146,623,553
Net gain (loss)		172,391,170
Net increase (decrease) in net assets resulting from operations		$ 176,705,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,313,861	$ 4,500,164
Net realized gain (loss)	25,767,617	132,163,162
Change in net unrealized appreciation (depreciation)	146,623,553	(68,532,238)
Net increase (decrease) in net assets resulting from operations	176,705,031	68,131,088
Distributions to partners from net investment income	(4,103,016)	(5,348,446)
Affiliated share transactions Proceeds from sales of shares	178,599,983	131,370,376
Reinvestment of distributions	4,102,942	5,348,338
Cost of shares redeemed	(70,811,392)	(176,074,614)
Net increase (decrease) in net assets resulting from share transactions	111,891,533	(39,355,900)
Total increase (decrease) in net assets	284,493,548	23,426,742

Net Assets
Beginning of period	723,841,179	700,414,437
End of period	$ 1,008,334,727	$ 723,841,179
Other Affiliated Information Shares
Sold	1,328,809	970,049
Issued in reinvestment of distributions	29,331	41,715
Redeemed	(505,890)	(1,370,316)
Net increase (decrease)	852,250	(358,552)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 123.15	$ 112.31	$ 101.00	$ 99.61	$ 119.65	$ 106.16
Income from Investment Operations
Net investment income (loss) D	.67	.79 G	1.06 H	1.15	1.13	1.41
Net realized and unrealized gain (loss)	26.64	10.97	11.10	1.39	(20.05)	13.52
Total from investment operations	27.31	11.76	12.16	2.54	(18.92)	14.93
Distributions to partners from net investment income	(.64)	(.92)	(.85)	(1.15)	(1.12)	(1.44)
Net asset value, end of period	$ 149.82	$ 123.15	$ 112.31	$ 101.00	$ 99.61	$ 119.65
Total Return B, C	22.22%	10.44%	12.08%	2.81%	(15.90)%	14.18%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	.98% A	.60% G	.98% H	1.36%	1.01%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,008,335	$ 723,841	$ 700,414	$ 671,594	$ 668,173	$ 800,102
Portfolio turnover rate F	118% A	138%	104% J	185%	137%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	10.3	13.4
United Technologies Corp.	6.2	6.7
United Parcel Service, Inc. Class B	3.9	4.1
Danaher Corp.	3.7	3.9
3M Co.	3.6	2.7
Cummins, Inc.	3.3	2.8
Union Pacific Corp.	3.2	5.1
Honeywell International, Inc.	3.1	3.3
Emerson Electric Co.	3.0	3.9
Tyco International Ltd.	2.5	2.7
	42.8
Top Industries (% of fund's net assets)
As of March 31, 2012
Machinery 23.5%
Industrial Conglomerates 20.8%
Aerospace & Defense 13.0%
Electrical Equipment 10.7%
Road & Rail 5.6%
All Others* 26.4%

As of September 30, 2011
Industrial Conglomerates 23.3%
Aerospace & Defense 20.2%
Machinery 14.4%
Electrical Equipment 12.2%
Air Freight & Logistics 5.7%
All Others* 24.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Industrials Central Fund

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
AEROSPACE & DEFENSE - 13.0%
Aerospace & Defense - 13.0%
Esterline Technologies Corp. (a)	85,646	$ 6,120,263
Honeywell International, Inc.	473,204	28,889,104
Rockwell Collins, Inc.	157,793	9,082,565
Textron, Inc.	685,828	19,086,593
United Technologies Corp.	706,434	58,591,636
		121,770,161
AIR FREIGHT & LOGISTICS - 3.9%
Air Freight & Logistics - 3.9%
United Parcel Service, Inc. Class B	450,846	36,392,289
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Autoliv, Inc.	134,000	8,984,700
BUILDING PRODUCTS - 2.8%
Building Products - 2.8%
Armstrong World Industries, Inc.	158,230	7,716,877
Fortune Brands Home & Security, Inc. (a)	169,655	3,744,286
Owens Corning (a)	419,982	15,131,951
		26,593,114
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Environmental & Facility Services - 1.6%
Republic Services, Inc.	504,685	15,423,174
Office Services & Supplies - 0.7%
Mine Safety Appliances Co.	117,242	4,816,301
Pitney Bowes, Inc. (d)	106,300	1,868,754
		6,685,055
TOTAL COMMERCIAL SERVICES & SUPPLIES		22,108,229
CONSTRUCTION & ENGINEERING - 4.7%
Construction & Engineering - 4.7%
AECOM Technology Corp. (a)	376,705	8,426,891
EMCOR Group, Inc.	266,995	7,401,101
Fluor Corp.	173,900	10,440,956
Foster Wheeler AG (a)	251,601	5,726,439
Jacobs Engineering Group, Inc. (a)	155,572	6,902,730
Quanta Services, Inc. (a)	268,971	5,621,494
		44,519,611
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - 10.7%
Electrical Components & Equipment - 10.7%
AMETEK, Inc.	256,075	$ 12,422,198
Cooper Industries PLC Class A	177,876	11,375,170
Emerson Electric Co.	529,253	27,616,422
GrafTech International Ltd. (a)	627,506	7,492,422
Hubbell, Inc. Class B	147,791	11,613,417
Prysmian SpA	550,200	9,671,144
Regal-Beloit Corp.	236,958	15,532,597
Roper Industries, Inc.	47,100	4,670,436
		100,393,806
INDUSTRIAL CONGLOMERATES - 20.8%
Industrial Conglomerates - 20.8%
3M Co.	382,508	34,123,539
Carlisle Companies, Inc.	125,504	6,265,160
Danaher Corp.	620,872	34,768,832
General Electric Co.	4,803,777	96,411,804
Tyco International Ltd.	426,107	23,938,691
		195,508,026
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	105,437	4,693,001
MACHINERY - 23.5%
Construction & Farm Machinery & Heavy Trucks - 9.5%
Caterpillar, Inc.	164,037	17,473,221
Cummins, Inc.	257,820	30,948,713
Fiat Industrial SpA	1,097,300	11,707,313
Joy Global, Inc.	104,818	7,704,123
Manitowoc Co., Inc.	655,283	9,082,222
WABCO Holdings, Inc. (a)	199,800	12,083,904
		88,999,496
Industrial Machinery - 14.0%
Actuant Corp. Class A	186,670	5,411,563
Dover Corp.	233,700	14,709,078
EnPro Industries, Inc. (a)	69,700	2,864,670
Flowserve Corp.	102,995	11,896,952
Graco, Inc.	224,642	11,919,505
Harsco Corp.	145,537	3,414,298
Illinois Tool Works, Inc.	324,250	18,521,160
Ingersoll-Rand PLC	395,476	16,352,933
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Pall Corp.	187,700	$ 11,192,551
Parker Hannifin Corp.	190,520	16,108,466
SPX Corp.	69,700	5,403,841
TriMas Corp. (a)	327,241	7,326,926
Valmont Industries, Inc.	53,100	6,234,471
		131,356,414
TOTAL MACHINERY		220,355,910
PROFESSIONAL SERVICES - 4.6%
Human Resource & Employment Services - 2.3%
Manpower, Inc.	110,400	5,229,648
Randstad Holding NV	81,900	3,090,002
Robert Half International, Inc.	211,600	6,411,480
Towers Watson & Co.	105,637	6,979,437
		21,710,567
Research & Consulting Services - 2.3%
Bureau Veritas SA	55,667	4,899,859
Dun & Bradstreet Corp.	81,584	6,912,612
IHS, Inc. Class A (a)	103,967	9,736,510
		21,548,981
TOTAL PROFESSIONAL SERVICES		43,259,548
ROAD & RAIL - 5.6%
Railroads - 5.6%
CSX Corp.	779,919	16,783,857
Genesee & Wyoming, Inc. Class A (a)	107,729	5,879,849
Union Pacific Corp.	279,902	30,083,867
		52,747,573
SOFTWARE - 0.5%
Application Software - 0.5%
Solera Holdings, Inc.	96,063	4,408,331
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Trading Companies & Distributors - 2.5%
W.W. Grainger, Inc.	35,709	7,670,650
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Watsco, Inc.	82,000	$ 6,071,280
WESCO International, Inc. (a)	151,787	9,913,209
		23,655,139
TRANSPORTATION INFRASTRUCTURE - 0.5%
Airport Services - 0.5%
Wesco Aircraft Holdings, Inc. (a)	303,160	4,911,192
TOTAL COMMON STOCKS (Cost $768,016,083)		910,300,630
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,529,582	1,529,582
8% 12/6/14 (e)	1,864,800	1,864,800
		3,394,382
Money Market Funds - 0.1%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $1,228,225)	1,228,225	1,228,225
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $772,638,690)		914,923,237
NET OTHER ASSETS (LIABILITIES) - 2.6%		24,071,522
NET ASSETS - 100%		$ 938,994,759
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,394,382 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,529,582
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11	$ 1,864,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,329
Fidelity Securities Lending Cash Central Fund	6,429
Total	$ 17,758
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 910,300,630	$ 910,300,630	$ -	$ -
Convertible Bonds	3,394,382	-	-	3,394,382
Money Market Funds	1,228,225	1,228,225	-	-
Total Investments in Securities:	$ 914,923,237	$ 911,528,855	$ -	$ 3,394,382
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,529,582
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,864,800
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,394,382
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,183,134) - See accompanying schedule: Unaffiliated issuers (cost $771,410,465)	$ 913,695,012
Fidelity Central Funds (cost $1,228,225)	1,228,225
Total Investments (cost $772,638,690)		$ 914,923,237
Foreign currency held at value (cost $732,072)		732,072
Receivable for investments sold		27,201,373
Receivable for fund shares sold		147,156
Dividends receivable		3,137,074
Interest receivable		144,455
Distributions receivable from Fidelity Central Funds		2,218
Total assets		946,287,585

Liabilities
Payable to custodian bank	$ 513,630
Payable for investments purchased	5,290,849
Payable for fund shares redeemed	253,614
Other payables and accrued expenses	6,508
Collateral on securities loaned, at value	1,228,225
Total liabilities		7,292,826

Net Assets		$ 938,994,759
Net Assets consist of:
Paid in capital		$ 796,705,014
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		142,289,745
Net Assets, for 6,074,908 shares outstanding		$ 938,994,759
Net Asset Value, offering price and redemption price per share ($938,994,759 ÷ 6,074,908 shares)		$ 154.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 7,860,399
Interest		108,429
Income from Fidelity Central Funds (including $6,429 from security lending)		17,758
Total income		7,986,586

Expenses
Custodian fees and expenses	$ 15,682
Independent directors' compensation	2,387
Total expenses before reductions	18,069
Expense reductions	(2,391)	15,678
Net investment income (loss)		7,970,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,173,458)
Foreign currency transactions	(47,448)
Total net realized gain (loss)		(8,220,906)
Change in net unrealized appreciation (depreciation) on: Investment securities	221,815,431
Assets and liabilities in foreign currencies	(2,962)
Total change in net unrealized appreciation (depreciation)		221,812,469
Net gain (loss)		213,591,563
Net increase (decrease) in net assets resulting from operations		$ 221,562,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,970,908	$ 11,443,465
Net realized gain (loss)	(8,220,906)	91,651,964
Change in net unrealized appreciation (depreciation)	221,812,469	(125,226,220)
Net increase (decrease) in net assets resulting from operations	221,562,471	(22,130,791)
Distributions to partners from net investment income	(6,773,162)	(11,092,341)
Affiliated share transactions Proceeds from sales of shares	153,761,477	105,141,005
Reinvestment of distributions	6,773,001	11,092,050
Cost of shares redeemed	(64,098,245)	(112,200,604)
Net increase (decrease) in net assets resulting from share transactions	96,436,233	4,032,451
Total increase (decrease) in net assets	311,225,542	(29,190,681)

Net Assets
Beginning of period	627,769,217	656,959,898
End of period	$ 938,994,759	$ 627,769,217
Other Affiliated Information Shares
Sold	1,127,685	732,743
Issued in reinvestment of distributions	47,250	78,708
Redeemed	(445,707)	(778,183)
Net increase (decrease)	729,228	33,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 117.43	$ 123.67	$ 101.63	$ 105.55	$ 135.17	$ 106.63
Income from Investment Operations
Net investment income (loss) D	1.38	2.21	1.67	1.76	1.98	1.84
Net realized and unrealized gain (loss)	36.94	(6.31)	21.93	(3.98)	(29.63)	28.51
Total from investment operations	38.32	(4.10)	23.60	(2.22)	(27.65)	30.35
Distributions to partners from net investment income	(1.18)	(2.14)	(1.56)	(1.70)	(1.97)	(1.81)
Net asset value, end of period	$ 154.57	$ 117.43	$ 123.67	$ 101.63	$ 105.55	$ 135.17
Total Return B, C	32.72%	(3.60)%	23.36%	(1.60)%	(20.68)%	28.69%
Ratios to Average Net Assets E, H
Expenses before reductions	-% A, G	.01%	.01%	-% G	.01%	-% G
Expenses net of fee waivers, if any	-% A, G	.01%	.01%	-% G	-% G	-% G
Expenses net of all reductions	-% A, G	.01%	.01%	-% G	-% G	-% G
Net investment income (loss)	1.96%	1.56%	1.46%	2.19%	1.57%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 938,995	$ 627,769	$ 656,960	$ 601,590	$ 624,898	$ 819,035
Portfolio turnover rate F	92% A	105%	105% I	146%	109%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	18.1	11.3
Microsoft Corp.	6.3	2.7
QUALCOMM, Inc.	3.1	0.2
salesforce.com, Inc.	2.7	2.7
IBM Corp.	2.4	0.0 †
Altera Corp.	2.3	0.1
Oracle Corp.	1.8	5.8
Citrix Systems, Inc.	1.8	1.6
NXP Semiconductors NV	1.5	0.7
Cisco Systems, Inc.	1.5	0.5
	41.5
Top Industries (% of fund's net assets)
As of March 31, 2012
Software 25.2%
Computers & Peripherals 20.5%
Semiconductors & Semiconductor Equipment 16.6%
IT Services 9.5%
Communications Equipment 8.3%
All Others* 19.9%

As of September 30, 2011
Software 25.4%
Semiconductors & Semiconductor Equipment 16.7%
Computers & Peripherals 15.6%
Internet Software & Services 12.8%
IT Services 5.0%
All Others* 24.5%

* Includes short-term investments and net other assets.
† Amount represents less than 0.1%

Semiannual Report

Fidelity Information Technology Central Fund

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	16,605	$ 618,370
CHEMICALS - 0.4%
Specialty Chemicals - 0.4%
JSR Corp.	337,100	6,837,374
COMMUNICATIONS EQUIPMENT - 8.3%
Communications Equipment - 8.3%
Acme Packet, Inc. (a)	170,901	4,703,196
ADTRAN, Inc.	204,644	6,382,846
ADVA AG Optical Networking (a)	69,982	501,190
Aruba Networks, Inc. (a)	189,870	4,230,304
Brocade Communications Systems, Inc. (a)	29,090	167,268
Ciena Corp. (a)	121,107	1,960,722
Cisco Systems, Inc.	1,159,647	24,526,534
Comba Telecom Systems Holdings Ltd.	406,500	225,089
Compal Communications, Inc.	3,000	5,206
F5 Networks, Inc. (a)	97,049	13,097,733
Finisar Corp. (a)	42,694	860,284
Infinera Corp. (a)	195,249	1,585,422
JDS Uniphase Corp. (a)	12,268	177,763
Juniper Networks, Inc. (a)	22,621	517,568
Motorola Solutions, Inc.	33,100	1,682,473
NETGEAR, Inc. (a)	22,200	848,040
Oplink Communications, Inc. (a)	35,000	598,500
Polycom, Inc. (a)	645,808	12,315,559
QUALCOMM, Inc.	760,916	51,757,506
Riverbed Technology, Inc. (a)	120,743	3,390,463
Sandvine Corp. (a)	1,051,100	1,622,391
Sandvine Corp. (U.K.) (a)	978,400	1,539,861
Sonus Networks, Inc. (a)	3,367	9,764
Spirent Communications PLC	344,200	883,629
ZTE Corp. (H Shares)	1,894,440	5,098,614
		138,687,925
COMPUTERS & PERIPHERALS - 20.5%
Computer Hardware - 18.7%
Advantech Co. Ltd.	150,000	521,063
Apple, Inc. (a)	505,688	303,144,781
Hewlett-Packard Co.	166,022	3,956,304
Pegatron Corp.	1,120,000	1,746,026
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Hardware - continued
Stratasys, Inc. (a)	111,023	$ 4,054,560
Wistron Corp.	315,000	475,057
		313,897,791
Computer Storage & Peripherals - 1.8%
ADLINK Technology, Inc.	3,000	4,372
EMC Corp. (a)	582,447	17,403,516
Fusion-io, Inc.	96,600	2,744,406
Gemalto NV	49,221	3,248,701
NetApp, Inc. (a)	385	17,236
SanDisk Corp. (a)	3,359	166,573
Synaptics, Inc. (a)	187,886	6,859,718
Wacom Co. Ltd.	182	382,092
		30,826,614
TOTAL COMPUTERS & PERIPHERALS		344,724,405
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	20,737	78,735
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Furukawa Electric Co. Ltd.	628,000	1,682,479
Prysmian SpA	93,600	1,645,255
		3,327,734
ELECTRONIC EQUIPMENT & COMPONENTS - 3.9%
Electronic Components - 2.0%
Aeroflex Holding Corp. (a)	86,400	962,496
Amphenol Corp. Class A	14,655	875,929
Cheng Uei Precision Industries Co. Ltd.	148,752	355,913
Chimei Innolux Corp. (a)	23,000	10,718
DTS, Inc. (a)	3,014	91,083
Invensense, Inc. (d)	127,775	2,312,728
Omron Corp.	23,000	497,927
Taiyo Yuden Co. Ltd. (d)	180,300	1,944,659
TDK Corp.	32,300	1,850,448
Tong Hsing Electronics Industries Ltd.	1,424,000	4,994,883
Universal Display Corp. (a)(d)	456,126	16,662,283
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Vishay Intertechnology, Inc. (a)	199,427	$ 2,425,032
Yageo Corp.	4,212,000	1,266,155
		34,250,254
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	590,188	1,504,122
Keyence Corp.	5,620	1,330,066
National Instruments Corp.	62,339	1,777,908
RealD, Inc. (a)(d)	42,813	577,976
SFA Engineering Corp.	3,120	147,313
SNU Precision Co. Ltd.	16,027	139,605
Test Research, Inc.	15,561	21,517
		5,498,507
Electronic Manufacturing Services - 1.4%
Benchmark Electronics, Inc. (a)	7,000	115,430
Hon Hai Precision Industry Co. Ltd. (Foxconn)	237,000	919,663
Jabil Circuit, Inc.	225,841	5,673,126
KEMET Corp. (a)	224,091	2,097,492
TE Connectivity Ltd.	91,017	3,344,875
Trimble Navigation Ltd. (a)	205,651	11,191,527
		23,342,113
Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	2	84
Digital China Holdings Ltd. (H Shares)	1,212,000	2,406,645
WPG Holding Co. Ltd.	243,187	331,315
WT Microelectronics Co. Ltd.	36,000	53,560
		2,791,604
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		65,882,478
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	3,037,000	3,636,475
China Kanghui Holdings sponsored ADR (a)	300	5,703
		3,642,178
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	1,100	$ 81,532
So-net M3, Inc.	458	1,667,106
		1,748,638
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
Sharp Corp.	202,000	1,487,306
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	30,000	33,996
Techtronic Industries Co. Ltd.	576,000	778,819
		812,815
TOTAL HOUSEHOLD DURABLES		2,300,121
HOUSEHOLD PRODUCTS - 0.1%
Household Products - 0.1%
NVC Lighting Holdings Ltd.	3,936,000	1,459,730
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	6,974	418,526
INTERNET & CATALOG RETAIL - 1.0%
Internet Retail - 1.0%
Amazon.com, Inc. (a)	42,087	8,523,038
E-Commerce China Dangdang, Inc. ADR (a)	350	2,835
Groupon, Inc. Class A (a)	28,200	518,316
Priceline.com, Inc. (a)	284	203,770
Rakuten, Inc.	5,403	5,661,388
Start Today Co. Ltd.	86,700	1,600,612
		16,509,959
INTERNET SOFTWARE & SERVICES - 6.5%
Internet Software & Services - 6.5%
Akamai Technologies, Inc. (a)	210,034	7,708,248
Bankrate, Inc.	69,981	1,732,030
Bazaarvoice, Inc. (d)	6,100	121,207
ChinaCache International Holdings Ltd. sponsored ADR (a)	11,568	65,475
Cornerstone OnDemand, Inc.	128,885	2,814,848
eBay, Inc. (a)	556,287	20,521,427
Equinix, Inc. (a)	200	31,490
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
ExactTarget, Inc.	34,000	$ 884,000
Facebook, Inc. Class B (f)	49,223	1,514,619
Google, Inc. Class A (a)	33,227	21,306,481
INFO Edge India Ltd.	33,226	476,384
Kakaku.com, Inc. (d)	137,500	3,600,332
LivePerson, Inc. (a)	10,500	176,085
LogMeIn, Inc. (a)	71,924	2,533,883
Mail.ru Group Ltd. GDR (a)(e)	2,300	90,735
MercadoLibre, Inc.	67,330	6,584,201
NHN Corp.	18,116	4,156,881
Open Text Corp. (a)	55,400	3,387,145
Opera Software ASA	136,457	917,668
PChome Online, Inc.	137,000	773,054
Qihoo 360 Technology Co. Ltd. ADR (d)	38,000	929,100
Rackspace Hosting, Inc. (a)	187,093	10,812,104
Renren, Inc. ADR (d)	7,700	42,504
Responsys, Inc.	221,189	2,647,632
SciQuest, Inc. (a)	94,875	1,445,895
SINA Corp. (a)(d)	35,843	2,329,795
SouFun Holdings Ltd. ADR	45,100	853,292
Tudou Holdings Ltd. ADR	200	5,906
Velti PLC (a)	76,264	1,033,377
VeriSign, Inc.	63,200	2,423,088
Vocus, Inc. (a)	99,500	1,318,375
XO Group, Inc. (a)	8,500	79,815
Yahoo!, Inc. (a)	279,824	4,258,921
Yandex NV	69,575	1,869,480
		109,445,477
IT SERVICES - 9.5%
Data Processing & Outsourced Services - 4.2%
Automatic Data Processing, Inc.	234,177	12,924,229
Fidelity National Information Services, Inc.	209,500	6,938,640
Fiserv, Inc. (a)	27,100	1,880,469
Jack Henry & Associates, Inc.	74,100	2,528,292
MasterCard, Inc. Class A	44,203	18,589,130
Paychex, Inc.	137,363	4,256,879
Syntel, Inc.	20,300	1,136,800
Teletech Holdings, Inc. (a)	4,506	72,547
VeriFone Systems, Inc. (a)	158,572	8,225,130
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Visa, Inc. Class A	116,862	$ 13,789,716
WNS Holdings Ltd. sponsored ADR (a)	11,900	143,395
		70,485,227
IT Consulting & Other Services - 5.3%
Accenture PLC Class A	203,940	13,154,130
Bit-isle, Inc.	3,500	37,261
Camelot Information Systems, Inc. ADR (a)	300	1,137
ChinaSoft International Ltd. (a)	510,000	156,305
Cognizant Technology Solutions Corp. Class A (a)	282,220	21,716,829
HiSoft Technology International Ltd. ADR (a)	14,817	222,551
IBM Corp.	192,961	40,261,313
ServiceSource International, Inc. (d)	689,115	10,667,500
Teradata Corp. (a)	26,731	1,821,718
		88,038,744
TOTAL IT SERVICES		158,523,971
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	82,194	4,324,226
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	20,800	299,520
		4,623,746
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Airtac International Group	231,000	1,201,698
Fanuc Corp.	4,800	859,441
HIWIN Technologies Corp.	80,600	909,608
Mirle Automation Corp.	174,850	143,106
Nippon Thompson Co. Ltd.	285,000	1,809,185
Shin Zu Shing Co. Ltd.	513,000	1,366,516
THK Co. Ltd.	75,900	1,554,250
		7,843,804
MEDIA - 0.2%
Advertising - 0.1%
Dentsu, Inc.	300	9,608
Focus Media Holding Ltd. ADR	6,100	153,232
ReachLocal, Inc. (a)	86,534	616,987
		779,827
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Broadcasting - 0.0%
Pandora Media, Inc.	30,300	$ 309,363
Cable & Satellite - 0.1%
DISH Network Corp. Class A	68,940	2,270,194
Movies & Entertainment - 0.0%
IMAX Corp. (a)	31,300	764,972
TOTAL MEDIA		4,124,356
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	11,044	89,236
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	1,267,000	923,460
PROFESSIONAL SERVICES - 0.1%
Human Resource & Employment Services - 0.0%
51job, Inc. sponsored ADR (a)	3,079	175,072
Research & Consulting Services - 0.1%
Acacia Research Corp. - Acacia Technologies (a)	26,400	1,101,936
TOTAL PROFESSIONAL SERVICES		1,277,008
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR (a)	99,104	511,377
E-House China Holdings Ltd. ADR (d)	109,000	632,200
		1,143,577
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.4%
Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)	8,309	109,014
Amkor Technology, Inc. (a)(d)	27,526	169,147
Asia Pacific Systems, Inc. (a)	55,681	641,283
ASM International NV:
unit	157,000	6,039,790
(Netherlands)	151,800	5,840,627
ASM Pacific Technology Ltd.	31,900	465,421
ASML Holding NV	110,217	5,526,280
Cymer, Inc. (a)	147,443	7,372,150
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Dainippon Screen Manufacturing Co. Ltd.	103,000	$ 935,059
Entegris, Inc. (a)	244,349	2,282,220
GCL-Poly Energy Holdings Ltd.	488,000	135,737
Genesis Photonics, Inc.	34,000	46,840
GT Advanced Technologies, Inc. (a)	34,500	285,315
ICD Co. Ltd.	43,319	1,080,013
KLA-Tencor Corp.	16,223	882,856
Lam Research Corp. (a)(d)	3,900	174,018
Micronics Japan Co. Ltd.	75,700	434,087
Novellus Systems, Inc. (a)	17,857	891,243
Rubicon Technology, Inc. (a)	15,195	158,484
Teradyne, Inc. (a)	10,375	175,234
Tessera Technologies, Inc.	100	1,725
Ultratech, Inc. (a)	279,728	8,106,517
Visual Photonics Epitaxy Co. Ltd.	148,000	272,356
		42,025,416
Semiconductors - 13.9%
Advanced Micro Devices, Inc. (a)	113,569	910,823
Alpha & Omega Semiconductor Ltd. (a)	18,356	176,585
Altera Corp.	965,942	38,463,810
Analog Devices, Inc.	4,201	169,720
Applied Micro Circuits Corp. (a)	274,457	1,904,732
ARM Holdings PLC sponsored ADR	31,208	882,874
Atmel Corp. (a)	68,982	680,163
Avago Technologies Ltd.	90,365	3,521,524
Broadcom Corp. Class A	4,431	174,138
Canadian Solar, Inc. (a)	50	159
Cavium, Inc. (a)(d)	384,084	11,883,559
Cirrus Logic, Inc. (a)	269,600	6,416,480
Cree, Inc. (a)(d)	769,134	24,327,708
Cypress Semiconductor Corp.	234,368	3,663,172
Diodes, Inc. (a)	47,062	1,090,897
Duksan Hi-Metal Co. Ltd. (a)	118,808	2,443,057
Epistar Corp.	51,000	130,149
Fairchild Semiconductor International, Inc. (a)	162,823	2,393,498
Freescale Semiconductor Holdings I Ltd.	335,797	5,167,916
Global Unichip Corp.	249,000	936,693
Hittite Microwave Corp. (a)	22,572	1,225,885
Hynix Semiconductor, Inc.	420	10,842
Imagination Technologies Group PLC (a)	261,100	2,858,674
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Infineon Technologies AG	661,669	$ 6,764,746
Inotera Memories, Inc. (a)	6,343,000	1,878,802
Inphi Corp. (a)	178,216	2,527,103
International Rectifier Corp. (a)	101,870	2,350,141
Intersil Corp. Class A	227,077	2,543,262
JA Solar Holdings Co. Ltd. ADR (a)(d)	90,482	140,247
LSI Corp. (a)	488,820	4,242,958
MagnaChip Semiconductor Corp.	80,885	970,620
Marvell Technology Group Ltd. (a)	10,727	168,736
Maxim Integrated Products, Inc.	47	1,344
Mellanox Technologies Ltd. (a)	37,896	1,585,190
Micrel, Inc.	65,006	666,962
Micron Technology, Inc. (a)	1,542,778	12,496,502
Monolithic Power Systems, Inc. (a)	176,198	3,465,815
MStar Semiconductor, Inc.	167,000	1,021,571
NVIDIA Corp. (a)	117,398	1,806,755
NXP Semiconductors NV (a)	949,556	25,267,685
O2Micro International Ltd. sponsored ADR (a)	55,200	309,672
ON Semiconductor Corp. (a)	583,410	5,256,524
PMC-Sierra, Inc. (a)	605,167	4,375,357
Radiant Opto-Electronics Corp.	1	2
Rambus, Inc. (a)	359,132	2,316,401
RF Micro Devices, Inc. (a)	810,687	4,037,221
Samsung Electronics Co. Ltd.	1,664	1,872,386
Seoul Semiconductor Co. Ltd.	23,994	502,919
Silicon Laboratories, Inc. (a)	3,200	137,600
Silicon Motion Technology Corp. sponsored ADR (a)(d)	17,200	333,164
Skymedi Corp. (a)	1,139	2,887
Skyworks Solutions, Inc. (a)	186,899	5,167,757
Spreadtrum Communications, Inc. ADR (d)	241,645	3,987,143
Standard Microsystems Corp. (a)	113,348	2,932,313
STMicroelectronics NV	105,500	863,731
STMicroelectronics NV (NY Shares) unit (d)	421,400	3,451,266
Texas Instruments, Inc.	517,163	17,381,848
Trina Solar Ltd. (a)(d)	22,000	156,860
United Microelectronics Corp.	342,000	166,627
Vanguard International Semiconductor Corp.	2,364,000	1,021,486
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Win Semiconductors Corp.	82,785	$ 127,234
Xilinx, Inc.	46,973	1,711,226
		233,443,121
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		275,468,537
SOFTWARE - 25.2%
Application Software - 12.2%
Adobe Systems, Inc. (a)	353,420	12,125,840
ANSYS, Inc. (a)	53,231	3,461,080
AsiaInfo-Linkage, Inc. (a)	100,059	1,260,743
Aspen Technology, Inc. (a)	450,870	9,256,361
Autodesk, Inc. (a)	348,392	14,743,949
AutoNavi Holdings Ltd. ADR (a)	120,500	1,512,275
BroadSoft, Inc. (a)	204,949	7,839,299
Citrix Systems, Inc. (a)	373,763	29,493,638
Concur Technologies, Inc. (a)	114,274	6,557,042
Convio, Inc. (a)	58,451	904,237
Descartes Systems Group, Inc. (a)	240,600	2,098,361
Informatica Corp. (a)	124,023	6,560,817
Intuit, Inc.	121,681	7,316,679
JDA Software Group, Inc. (a)	39,902	1,096,507
Jive Software, Inc.	3,300	89,628
Kingdee International Software Group Co. Ltd.	20,615,600	4,964,352
Manhattan Associates, Inc. (a)	8,800	418,264
MicroStrategy, Inc. Class A (a)	47,364	6,630,960
Nuance Communications, Inc. (a)	84,328	2,157,110
Parametric Technology Corp. (a)	339,352	9,481,495
Pegasystems, Inc. (d)	211,199	8,059,354
PROS Holdings, Inc. (a)	19,567	365,903
QLIK Technologies, Inc. (a)	176,659	5,653,088
RealPage, Inc. (a)	54,800	1,050,516
salesforce.com, Inc. (a)	288,956	44,646,592
SolarWinds, Inc. (a)	189,074	7,307,710
Synchronoss Technologies, Inc. (a)	82,205	2,623,984
Synopsys, Inc. (a)	4,807	147,383
TIBCO Software, Inc. (a)	122,116	3,724,538
VanceInfo Technologies, Inc. ADR (a)	180,347	2,171,378
Verint Systems, Inc. (a)	16,300	527,957
		204,247,040
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 0.5%
Activision Blizzard, Inc.	9,300	$ 119,226
Capcom Co. Ltd.	77,200	1,768,729
Giant Interactive Group, Inc. ADR (d)	352,000	1,724,800
NCsoft Corp.	10,640	2,812,357
Take-Two Interactive Software, Inc. (a)	198,800	3,058,538
		9,483,650
Systems Software - 12.5%
Ariba, Inc. (a)	326,810	10,689,955
BMC Software, Inc. (a)	178,500	7,168,560
Check Point Software Technologies Ltd. (a)	71,531	4,566,539
CommVault Systems, Inc. (a)	136,345	6,768,166
Fortinet, Inc. (a)	250,324	6,921,459
Microsoft Corp.	3,271,962	105,520,775
NetSuite, Inc. (a)	71,732	3,607,402
Oracle Corp.	1,028,663	29,995,813
Progress Software Corp. (a)	44,400	1,048,728
Red Hat, Inc. (a)	251,544	15,064,970
Sourcefire, Inc. (a)	141,683	6,819,203
Symantec Corp. (a)	6,500	121,550
VMware, Inc. Class A (a)	98,148	11,028,891
		209,322,011
TOTAL SOFTWARE		423,052,701
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	158,668	8,061,921
TOTAL COMMON STOCKS (Cost $1,199,567,078)		1,580,813,967
Convertible Bonds - 0.2%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $3,178,497)	$ 3,950,000	3,476,000
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	78,164,863	$ 78,164,863
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	43,701,688	43,701,688
TOTAL MONEY MARKET FUNDS (Cost $121,866,551)		121,866,551
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,324,612,126)		1,706,156,518
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(28,568,741)
NET ASSETS - 100%		$ 1,677,587,777
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,735 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,514,619 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,230,913
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,677
Fidelity Securities Lending Cash Central Fund	336,064
Total	$ 379,741
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,580,813,967	$ 1,542,319,581	$ 36,979,767	$ 1,514,619
Convertible Bonds	3,476,000	-	3,476,000	-
Money Market Funds	121,866,551	121,866,551	-	-
Total Investments in Securities:	$ 1,706,156,518	$ 1,664,186,132	$ 40,455,767	$ 1,514,619
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,230,575
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	284,044
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,514,619
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 284,044

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.0%
Netherlands	3.2%
Japan	2.1%
Cayman Islands	1.7%
Taiwan	1.2%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,723,823) - See accompanying schedule: Unaffiliated issuers (cost $1,202,745,575)	$ 1,584,289,967
Fidelity Central Funds (cost $121,866,551)	121,866,551
Total Investments (cost $1,324,612,126)		$ 1,706,156,518
Foreign currency held at value (cost $241,598)		242,019
Receivable for investments sold		48,531,628
Receivable for fund shares sold		254,648
Dividends receivable		503,789
Interest receivable		66,656
Distributions receivable from Fidelity Central Funds		51,743
Total assets		1,755,807,001

Liabilities
Payable for investments purchased	$ 34,037,686
Payable for fund shares redeemed	453,737
Other payables and accrued expenses	26,113
Collateral on securities loaned, at value	43,701,688
Total liabilities		78,219,224

Net Assets		$ 1,677,587,777
Net Assets consist of:
Paid in capital		$ 1,296,041,416
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		381,546,361
Net Assets, for 8,700,483 shares outstanding		$ 1,677,587,777
Net Asset Value, offering price and redemption price per share ($1,677,587,777 ÷ 8,700,483 shares)		$ 192.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,068,011
Interest		361,384
Income from Fidelity Central Funds (including $336,064 from security lending)		379,741
Total income		3,809,136

Expenses
Custodian fees and expenses	$ 76,766
Independent directors' compensation	4,261
Total expenses before reductions	81,027
Expense reductions	(4,308)	76,719
Net investment income (loss)		3,732,417
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,699,483
Foreign currency transactions	(31,883)
Total net realized gain (loss)		32,667,600
Change in net unrealized appreciation (depreciation) on: Investment securities	342,608,125
Assets and liabilities in foreign currencies	(3,809)
Total change in net unrealized appreciation (depreciation)		342,604,316
Net gain (loss)		375,271,916
Net increase (decrease) in net assets resulting from operations		$ 379,004,333

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,732,417	$ 4,605,848
Net realized gain (loss)	32,667,600	194,089,506
Change in net unrealized appreciation (depreciation)	342,604,316	(223,050,387)
Net increase (decrease) in net assets resulting from operations	379,004,333	(24,355,033)
Distributions to partners from net investment income	(3,063,812)	(4,475,777)
Affiliated share transactions Proceeds from sales of shares	362,506,812	310,815,269
Reinvestment of distributions	3,063,762	4,475,683
Cost of shares redeemed	(178,009,839)	(175,143,761)
Net increase (decrease) in net assets resulting from share transactions	187,560,735	140,147,191
Total increase (decrease) in net assets	563,501,256	111,316,381

Net Assets
Beginning of period	1,114,086,521	1,002,770,140
End of period	$ 1,677,587,777	$ 1,114,086,521
Other Affiliated Information Shares
Sold	2,252,371	1,843,527
Issued in reinvestment of distributions	17,288	25,739
Redeemed	(985,602)	(997,061)
Net increase (decrease)	1,284,057	872,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 150.22	$ 153.23	$ 122.94	$ 98.21	$ 150.09	$ 116.37
Income from Investment Operations
Net investment income (loss) D	.44	.72	.59	.77	1.01	.44
Net realized and unrealized gain (loss)	42.52	(3.04)	30.27	24.72	(51.94)	33.72
Total from investment operations	42.96	(2.32)	30.86	25.49	(50.93)	34.16
Distributions to partners from net investment income	(.36)	(.69)	(.57)	(.76)	(.95)	(.44)
Net asset value, end of period	$ 192.82	$ 150.22	$ 153.23	$ 122.94	$ 98.21	$ 150.09
Total Return B, C	28.62%	(1.58)%	25.16%	26.30%	(34.07)%	29.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	.51% A	.41%	.43%	.89%	.79%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,677,588	$ 1,114,087	$ 1,002,770	$ 1,005,322	$ 778,606	$ 1,146,936
Portfolio turnover rate F	247% A	188%	128% H	216%	218%	168%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.7	7.9
Monsanto Co.	7.1	7.1
Air Products & Chemicals, Inc.	5.8	4.2
Dow Chemical Co.	5.5	6.4
Newmont Mining Corp.	4.1	7.7
Ecolab, Inc.	4.1	3.1
The Mosaic Co.	4.0	3.6
LyondellBasell Industries NV Class A	3.7	2.4
Ball Corp.	3.0	2.6
W.R. Grace & Co.	2.8	1.8
	48.8
Top Industries (% of fund's net assets)
As of March 31, 2012
Chemicals 67.5%
Metals & Mining 18.7%
Containers & Packaging 8.6%
Food Products 1.1%
Electrical Equipment 0.6%
All Others* 3.5%

As of September 30, 2011
Chemicals 62.4%
Metals & Mining 22.9%
Containers & Packaging 7.0%
Food Products 1.4%
Electrical Equipment 0.9%
All Others* 5.4%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Materials Central Fund

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CHEMICALS - 67.5%
Commodity Chemicals - 2.1%
Arkema SA	31,544	$ 2,939,337
Georgia Gulf Corp. (a)	18,433	642,943
Westlake Chemical Corp. (d)	49,730	3,222,007
		6,804,287
Diversified Chemicals - 20.9%
BASF AG	30,288	2,649,416
Dow Chemical Co.	503,074	17,426,483
E.I. du Pont de Nemours & Co.	526,133	27,832,434
Eastman Chemical Co.	134,393	6,946,774
Lanxess AG	22,249	1,839,094
Olin Corp.	90,093	1,959,523
PPG Industries, Inc.	82,220	7,876,676
		66,530,400
Fertilizers & Agricultural Chemicals - 15.2%
CF Industries Holdings, Inc.	42,576	7,776,506
Israel Chemicals Ltd.	153,000	1,741,262
Monsanto Co.	282,993	22,571,522
Rentech Nitrogen Partners LP	133,193	3,694,774
The Mosaic Co.	231,078	12,776,303
		48,560,367
Industrial Gases - 5.8%
Air Products & Chemicals, Inc.	202,213	18,563,153
Specialty Chemicals - 23.5%
Albemarle Corp.	80,489	5,144,857
Ashland, Inc.	102,912	6,283,807
Celanese Corp. Class A	114,620	5,293,152
Cytec Industries, Inc.	39,286	2,388,196
Ecolab, Inc.	211,568	13,057,977
Innophos Holdings, Inc.	46,752	2,343,210
LyondellBasell Industries NV Class A	268,512	11,720,549
OMNOVA Solutions, Inc. (a)	197,048	1,330,074
Rockwood Holdings, Inc. (a)	80,800	4,213,720
Sherwin-Williams Co.	75,496	8,204,150
Sigma Aldrich Corp.	84,248	6,155,159
W.R. Grace & Co. (a)	152,896	8,837,389
		74,972,240
TOTAL CHEMICALS		215,430,447
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Swisher Hygiene, Inc.	44,470	$ 109,397
Swisher Hygiene, Inc. (Canada) (a)	277,933	683,714
		793,111
CONTAINERS & PACKAGING - 8.6%
Metal & Glass Containers - 5.3%
Aptargroup, Inc.	102,700	5,624,879
Ball Corp.	220,623	9,460,314
Silgan Holdings, Inc.	43,800	1,935,960
		17,021,153
Paper Packaging - 3.3%
Rock-Tenn Co. Class A	121,951	8,239,010
Sealed Air Corp.	109,199	2,108,633
		10,347,643
TOTAL CONTAINERS & PACKAGING		27,368,796
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
GrafTech International Ltd. (a)	167,041	1,994,470
FOOD PRODUCTS - 1.1%
Agricultural Products - 1.1%
Archer Daniels Midland Co.	110,118	3,486,336
METALS & MINING - 18.7%
Diversified Metals & Mining - 6.3%
Copper Mountain Mining Corp. (a)	438,900	1,852,307
First Quantum Minerals Ltd.	336,300	6,412,136
Freeport-McMoRan Copper & Gold, Inc.	162,287	6,173,397
Horsehead Holding Corp. (a)	52,400	596,836
HudBay Minerals, Inc.	72,300	792,905
Ivanhoe Mines Ltd. (a)	279,700	4,399,271
		20,226,852
Gold - 5.5%
Goldcorp, Inc.	68,600	3,091,831
Newcrest Mining Ltd.	47,040	1,445,780
Newmont Mining Corp.	255,194	13,083,796
		17,621,407
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.4%
African Minerals Ltd. (a)	122,958	$ 1,089,559
Steel - 6.5%
ArcelorMittal SA Class A unit (d)	77,941	1,491,011
Carpenter Technology Corp.	76,967	4,019,986
Fortescue Metals Group Ltd.	294,179	1,769,941
Haynes International, Inc.	43,768	2,772,703
Nucor Corp.	181,790	7,807,881
Reliance Steel & Aluminum Co.	52,620	2,971,978
		20,833,500
TOTAL METALS & MINING		59,771,318
TOTAL COMMON STOCKS (Cost $254,730,346)		308,844,478
Convertible Bonds - 0.4%
Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $1,293,500)	$ 1,293,500	1,293,500
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	902,743	902,743
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	4,772,850	4,772,850
TOTAL MONEY MARKET FUNDS (Cost $5,675,593)		5,675,593
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $261,699,439)		315,813,571
NET OTHER ASSETS (LIABILITIES) - 1.1%		3,356,714
NET ASSETS - 100%		$ 319,170,285
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,293,500 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 1,293,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,473
Fidelity Securities Lending Cash Central Fund	42,992
Total	$ 48,465
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 308,844,478	$ 308,844,478	$ -	$ -
Convertible Bonds	1,293,500	-	-	1,293,500
Money Market Funds	5,675,593	5,675,593	-	-
Total Investments in Securities:	$ 315,813,571	$ 314,520,071	$ -	$ 1,293,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,293,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,293,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.5%
Canada	5.2%
Netherlands	3.7%
Germany	1.4%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,684,374) - See accompanying schedule: Unaffiliated issuers (cost $256,023,846)	$ 310,137,978
Fidelity Central Funds (cost $5,675,593)	5,675,593
Total Investments (cost $261,699,439)		$ 315,813,571
Receivable for investments sold		8,052,616
Receivable for fund shares sold		51,346
Dividends receivable		462,244
Interest receivable		85,946
Distributions receivable from Fidelity Central Funds		3,400
Total assets		324,469,123

Liabilities
Payable for investments purchased	$ 433,836
Payable for fund shares redeemed	88,603
Other payables and accrued expenses	3,549
Collateral on securities loaned, at value	4,772,850
Total liabilities		5,298,838

Net Assets		$ 319,170,285
Net Assets consist of:
Paid in capital		$ 265,057,217
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,113,068
Net Assets, for 1,822,549 shares outstanding		$ 319,170,285
Net Asset Value, offering price and redemption price per share ($319,170,285 ÷ 1,822,549 shares)		$ 175.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,250,598
Interest		51,740
Income from Fidelity Central Funds (including $42,992 from security lending)		48,465
Total income		2,350,803

Expenses
Custodian fees and expenses	$ 10,730
Independent directors' compensation	852
Total expenses before reductions	11,582
Expense reductions	(855)	10,727
Net investment income (loss)		2,340,076
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,278,928
Foreign currency transactions	(15,526)
Total net realized gain (loss)		6,263,402
Change in net unrealized appreciation (depreciation) on: Investment securities	64,785,194
Assets and liabilities in foreign currencies	6,427
Total change in net unrealized appreciation (depreciation)		64,791,621
Net gain (loss)		71,055,023
Net increase (decrease) in net assets resulting from operations		$ 73,395,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,340,076	$ 4,226,388
Net realized gain (loss)	6,263,402	24,996,390
Change in net unrealized appreciation (depreciation)	64,791,621	(35,833,191)
Net increase (decrease) in net assets resulting from operations	73,395,099	(6,610,413)
Distributions to partners from net investment income	(2,625,300)	(3,831,736)
Affiliated share transactions Proceeds from sales of shares	54,875,753	41,078,350
Reinvestment of distributions	2,625,101	3,831,415
Cost of shares redeemed	(24,379,591)	(43,214,586)
Net increase (decrease) in net assets resulting from share transactions	33,121,263	1,695,179
Total increase (decrease) in net assets	103,891,062	(8,746,970)

Net Assets
Beginning of period	215,279,223	224,026,193
End of period	$ 319,170,285	$ 215,279,223
Other Affiliated Information Shares
Sold	345,180	249,544
Issued in reinvestment of distributions	16,248	22,798
Redeemed	(144,192)	(253,440)
Net increase (decrease)	217,236	18,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 134.10	$ 141.22	$ 125.92	$ 110.04	$ 146.93	$ 103.95
Income from Investment Operations
Net investment income (loss) D	1.33	2.78	5.16 H	1.93	2.48	2.64 I
Net realized and unrealized gain (loss)	41.25	(7.38)	14.82	15.74	(36.82)	42.85
Total from investment operations	42.58	(4.60)	19.98	17.67	(34.34)	45.49
Distributions to partners from net investment income	(1.56)	(2.52)	(4.68)	(1.79)	(2.55)	(2.51)
Net asset value, end of period	$ 175.12	$ 134.10	$ 141.22	$ 125.92	$ 110.04	$ 146.93
Total Return B, C	31.86%	(3.61)%	16.14%	16.78%	(23.79)%	44.20%
Ratios to Average Net Assets E, J
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	.01%	-% G	-% G
Net investment income (loss)	1.62% A	1.66%	3.84% H	2.12%	1.72%	2.09% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,170	$ 215,279	$ 224,026	$ 229,335	$ 189,735	$ 256,792
Portfolio turnover rate F	79% A	105%	104% K	158%	100%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $2.76 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.79%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.82%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	18.4	15.3
AT&T, Inc.	17.3	18.0
CenturyLink, Inc.	8.9	8.8
Crown Castle International Corp.	6.7	5.2
SBA Communications Corp. Class A	5.6	3.5
tw telecom, inc.	5.2	3.5
Sprint Nextel Corp.	3.5	4.1
Level 3 Communications, Inc.	3.0	0.0
MetroPCS Communications, Inc.	2.7	2.1
Clearwire Corp. Class A	2.5	0.9
	73.8
Top Industries (% of fund's net assets)
As of March 31, 2012
Diversified Telecommunication Services 66.9%
Wireless Telecommunication Services 28.9%
Media 2.6%
Communications Equipment 0.0%
Software 0.0%
All Others* 1.6%

As of September 30, 2011
Diversified Telecommunication Services 63.7%
Wireless Telecommunication Services 28.6%
Media 3.4%
Software 1.3%
Internet Software & Services 0.9%
All Others* 2.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Telecom Services Central Fund

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	4,600	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 66.9%
Alternative Carriers - 12.2%
AboveNet, Inc. (a)	41,400	3,427,920
Cogent Communications Group, Inc. (a)	197,502	3,768,338
Level 3 Communications, Inc. (a)	259,833	6,685,503
tw telecom, inc. (a)	531,700	11,782,472
Vonage Holdings Corp. (a)	878,800	1,942,148
		27,606,381
Integrated Telecommunication Services - 54.7%
AT&T, Inc.	1,249,732	39,029,130
Atlantic Tele-Network, Inc.	5,100	185,436
Cbeyond, Inc. (a)	263,350	2,106,800
CenturyLink, Inc.	520,081	20,101,131
China Telecom Corp. Ltd. sponsored ADR	27,100	1,487,790
China Unicom Ltd. sponsored ADR	82,400	1,384,320
Frontier Communications Corp. (d)	561,600	2,341,872
General Communications, Inc. Class A (a)	556,900	4,856,168
Telefonica Brasil SA sponsored ADR	158,860	4,865,882
Telenor ASA sponsored ADR	32,600	1,807,996
Verizon Communications, Inc.	1,082,970	41,401,943
Windstream Corp. (d)	306,972	3,594,642
		123,163,110
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		150,769,491
MEDIA - 2.6%
Cable & Satellite - 2.6%
Cablevision Systems Corp. - NY Group Class A	80,700	1,184,676
Time Warner Cable, Inc.	20,800	1,695,200
Virgin Media, Inc. (d)	114,094	2,850,068
		5,729,944
SOFTWARE - 0.0%
Application Software - 0.0%
Synchronoss Technologies, Inc. (a)	30	958
WIRELESS TELECOMMUNICATION SERVICES - 28.9%
Wireless Telecommunication Services - 28.9%
Clearwire Corp. Class A (a)(d)	2,455,141	5,597,721
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	284,520	$ 15,176,297
Leap Wireless International, Inc. (a)(d)	396,400	3,460,572
MetroPCS Communications, Inc. (a)	684,816	6,177,040
Mobile TeleSystems OJSC sponsored ADR	37,300	684,082
NII Holdings, Inc. (a)	214,919	3,935,167
NTELOS Holdings Corp.	103,900	2,150,730
SBA Communications Corp. Class A (a)	246,250	12,511,963
Sprint Nextel Corp. (a)	2,766,002	7,883,106
Telephone & Data Systems, Inc.	41,900	969,985
TIM Participacoes SA sponsored ADR	42,500	1,371,050
Turkcell Iletisim Hizmet A/S (a)	119,000	606,809
VimpelCom Ltd. sponsored ADR	117,400	1,310,184
Vodafone Group PLC sponsored ADR	119,900	3,317,633
		65,152,339
TOTAL COMMON STOCKS (Cost $183,381,639)		221,652,732
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.14% (b)	611,599	611,599
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	10,027,772	10,027,772
TOTAL MONEY MARKET FUNDS (Cost $10,639,371)		10,639,371
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $194,021,010)		232,292,103
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(6,986,273)
NET ASSETS - 100%		$ 225,305,830
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,356
Fidelity Securities Lending Cash Central Fund	20,338
Total	$ 23,694
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 221,652,732	$ 221,045,923	$ 606,809	$ -
Money Market Funds	10,639,371	10,639,371	-	-
Total Investments in Securities:	$ 232,292,103	$ 231,685,294	$ 606,809	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,645,510) - See accompanying schedule: Unaffiliated issuers (cost $183,381,639)	$ 221,652,732
Fidelity Central Funds (cost $10,639,371)	10,639,371
Total Investments (cost $194,021,010)		$ 232,292,103
Foreign currency held at value (cost $31,314)		30,704
Receivable for investments sold		8,730,208
Receivable for fund shares sold		1,920
Dividends receivable		160,247
Distributions receivable from Fidelity Central Funds		6,263
Total assets		241,221,445

Liabilities
Payable for investments purchased	$ 1,158,441
Payable for fund shares redeemed	4,725,694
Other payables and accrued expenses	3,708
Collateral on securities loaned, at value	10,027,772
Total liabilities		15,915,615

Net Assets		$ 225,305,830
Net Assets consist of:
Paid in capital		$ 187,035,367
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,270,463
Net Assets, for 1,803,037 shares outstanding		$ 225,305,830
Net Asset Value, offering price and redemption price per share ($225,305,830 ÷ 1,803,037 shares)		$ 124.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,155,691
Income from Fidelity Central Funds (including $20,338 from security lending)		23,694
Total income		3,179,385

Expenses
Custodian fees and expenses	$ 9,608
Independent directors' compensation	641
Total expenses before reductions	10,249
Expense reductions	(641)	9,608
Net investment income (loss)		3,169,777
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	613,047
Foreign currency transactions	(9,124)
Total net realized gain (loss)		603,923
Change in net unrealized appreciation (depreciation) on: Investment securities	24,282,329
Assets and liabilities in foreign currencies	(1,286)
Total change in net unrealized appreciation (depreciation)		24,281,043
Net gain (loss)		24,884,966
Net increase (decrease) in net assets resulting from operations		$ 28,054,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,169,777	$ 4,754,954
Net realized gain (loss)	603,923	9,075,014
Change in net unrealized appreciation (depreciation)	24,281,043	(18,991,846)
Net increase (decrease) in net assets resulting from operations	28,054,743	(5,161,878)
Distributions to partners from net investment income	(3,063,907)	(4,693,745)
Affiliated share transactions Proceeds from sales of shares	41,927,061	27,773,660
Reinvestment of distributions	3,063,660	4,693,313
Cost of shares redeemed	(27,308,892)	(20,121,159)
Net increase (decrease) in net assets resulting from share transactions	17,681,829	12,345,814
Total increase (decrease) in net assets	42,672,665	2,490,191

Net Assets
Beginning of period	182,633,165	180,142,974
End of period	$ 225,305,830	$ 182,633,165
Other Affiliated Information Shares
Sold	358,197	220,974
Issued in reinvestment of distributions	25,941	37,690
Redeemed	(222,210)	(160,346)
Net increase (decrease)	161,928	98,318

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 111.29	$ 116.76	$ 99.56	$ 89.72	$ 152.32	$ 114.90
Income from Investment Operations
Net investment income (loss) D	1.77	3.02	3.49	1.70	2.76	2.85
Net realized and unrealized gain (loss)	13.61	(5.50)	17.24	9.81	(62.62)	37.42
Total from investment operations	15.38	(2.48)	20.73	11.51	(59.86)	40.27
Distributions to partners from net investment income	(1.71)	(2.99)	(3.53)	(1.67)	(2.74)	(2.85)
Net asset value, end of period	$ 124.96	$ 111.29	$ 116.76	$ 99.56	$ 89.72	$ 152.32
Total Return B, C	13.92%	(2.37)%	21.36%	13.29%	(39.72)%	35.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A	.01%	.01%	.01%	.02%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	-% G
Net investment income (loss)	2.98% A	2.45%	3.34%	2.11%	2.34%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,306	$ 182,633	$ 180,143	$ 173,872	$ 156,673	$ 247,657
Portfolio turnover rate F	83% A	53%	47% I	151%	191%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
FirstEnergy Corp.	9.9	9.7
NextEra Energy, Inc.	8.8	2.5
Sempra Energy	8.6	4.3
Edison International	8.3	8.4
Duke Energy Corp.	8.3	5.7
PG&E Corp.	7.0	4.2
NiSource, Inc.	4.5	0.0
Northeast Utilities	4.1	0.0
The AES Corp.	3.7	3.5
ONEOK, Inc.	3.6	0.0
	66.8
Top Industries (% of fund's net assets)
As of March 31, 2012
Electric Utilities 44.7%
Multi-Utilities 24.3%
Oil, Gas & Consumable Fuels 11.3%
Independent Power Producers & Energy Traders 6.7%
Gas Utilities 4.8%
All Others* 8.2%

As of September 30, 2011
Electric Utilities 56.2%
Multi-Utilities 30.2%
Independent Power Producers & Energy Traders 11.7%
Gas Utilities 1.4%
All Others* 0.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Utilities Central Fund

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Covanta Holding Corp.	23,600	$ 383,028
ELECTRIC UTILITIES - 44.7%
Electric Utilities - 44.7%
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	63,400	1,490,534
Duke Energy Corp.	1,243,861	26,133,520
Edison International	615,095	26,147,688
Entergy Corp.	23,284	1,564,685
FirstEnergy Corp.	682,733	31,125,796
ITC Holdings Corp.	112,657	8,667,830
NextEra Energy, Inc.	452,295	27,626,179
Northeast Utilities	342,885	12,727,891
Progress Energy, Inc.	86,402	4,588,810
		140,072,933
GAS UTILITIES - 4.8%
Gas Utilities - 4.8%
National Fuel Gas Co.	75,731	3,644,176
ONEOK, Inc.	139,777	11,414,190
		15,058,366
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.7%
Independent Power Producers & Energy Traders - 6.7%
Calpine Corp. (a)	544,114	9,364,202
The AES Corp. (a)	874,050	11,423,834
		20,788,036
MULTI-UTILITIES - 24.3%
Multi-Utilities - 24.3%
CenterPoint Energy, Inc.	13,500	266,220
NiSource, Inc.	576,926	14,048,148
OGE Energy Corp.	163,383	8,740,991
PG&E Corp.	506,900	22,004,529
Sempra Energy	449,315	26,940,927
Veolia Environnement SA sponsored ADR (d)	245,000	4,044,950
		76,045,765
OIL, GAS & CONSUMABLE FUELS - 11.3%
Oil & Gas Refining & Marketing - 3.4%
Sunoco, Inc.	282,219	10,766,655
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 7.9%
Atlas Energy LP	54,200	$ 1,788,600
Cheniere Energy, Inc. (a)	495,000	7,415,100
El Paso Corp.	192,600	5,691,330
Targa Resources Corp.	7,300	331,785
Williams Companies, Inc.	308,194	9,495,457
		24,722,272
TOTAL OIL, GAS & CONSUMABLE FUELS		35,488,927
WATER UTILITIES - 3.6%
Water Utilities - 3.6%
American Water Works Co., Inc.	334,134	11,370,580
TOTAL COMMON STOCKS (Cost $279,213,084)		299,207,635
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.14% (b)	15,374,346	15,374,346
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	696,800	696,800
TOTAL MONEY MARKET FUNDS (Cost $16,071,146)		16,071,146
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $295,284,230)		315,278,781
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,970,856)
NET ASSETS - 100%		$ 313,307,925
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,014
Fidelity Securities Lending Cash Central Fund	39,363
Total	$ 44,377
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $686,816) - See accompanying schedule: Unaffiliated issuers (cost $279,213,084)	$ 299,207,635
Fidelity Central Funds (cost $16,071,146)	16,071,146
Total Investments (cost $295,284,230)		$ 315,278,781
Receivable for investments sold		8,418,092
Receivable for fund shares sold		49,835
Dividends receivable		802,137
Distributions receivable from Fidelity Central Funds		15,803
Other receivables		983
Total assets		324,565,631

Liabilities
Payable for investments purchased	$ 10,472,929
Payable for fund shares redeemed	86,085
Other payables and accrued expenses	1,892
Collateral on securities loaned, at value	696,800
Total liabilities		11,257,706

Net Assets		$ 313,307,925
Net Assets consist of:
Paid in capital		$ 293,313,513
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,994,412
Net Assets, for 2,851,044 shares outstanding		$ 313,307,925
Net Asset Value, offering price and redemption price per share ($313,307,925 ÷ 2,851,044 shares)		$ 109.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 5,079,111
Income from Fidelity Central Funds (including $39,363 from security lending)		44,377
Total income		5,123,488

Expenses
Custodian fees and expenses	$ 6,284
Independent directors' compensation	844
Total expenses before reductions	7,128
Expense reductions	(844)	6,284
Net investment income (loss)		5,117,204
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,520,333
Foreign currency transactions	(1,574)
Total net realized gain (loss)		4,518,759
Change in net unrealized appreciation (depreciation) on: Investment securities	10,190,309
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		10,190,330
Net gain (loss)		14,709,089
Net increase (decrease) in net assets resulting from operations		$ 19,826,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,117,204	$ 7,691,570
Net realized gain (loss)	4,518,759	18,807,379
Change in net unrealized appreciation (depreciation)	10,190,330	(4,290,308)
Net increase (decrease) in net assets resulting from operations	19,826,293	22,208,641
Distributions to partners from net investment income	(4,634,213)	(7,294,206)
Affiliated share transactions Proceeds from sales of shares	57,423,689	32,217,812
Reinvestment of distributions	4,634,002	7,293,826
Cost of shares redeemed	(9,541,911)	(30,745,786)
Net increase (decrease) in net assets resulting from share transactions	52,515,780	8,765,852
Total increase (decrease) in net assets	67,707,860	23,680,287

Net Assets
Beginning of period	245,600,065	221,919,778
End of period	$ 313,307,925	$ 245,600,065
Other Affiliated Information Shares
Sold	534,235	308,167
Issued in reinvestment of distributions	43,105	70,429
Redeemed	(88,988)	(300,146)
Net increase (decrease)	488,352	78,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 103.95	$ 97.15	$ 88.29	$ 93.34	$ 123.19	$ 101.64
Income from Investment Operations
Net investment income (loss) D	1.96	3.41	3.34	3.17	2.74	3.02
Net realized and unrealized gain (loss)	5.77	6.62	8.61	(5.09)	(29.93)	21.53
Total from investment operations	7.73	10.03	11.95	(1.92)	(27.19)	24.55
Distributions to partners from net investment income	(1.79)	(3.23)	(3.09)	(3.13)	(2.66)	(3.00)
Net asset value, end of period	$ 109.89	$ 103.95	$ 97.15	$ 88.29	$ 93.34	$ 123.19
Total Return B, C	7.49%	10.38%	13.86%	(1.67)%	(22.54)%	24.29%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A	.01%	.01%	.01%	-% G	-% G
Expenses net of fee waivers, if any	-% A, G	.01%	.01%	.01%	-% G	-% G
Expenses net of all reductions	-% A, G	.01%	.01%	.01%	-% G	-% G
Net investment income (loss)	3.65% A	3.31%	3.68%	3.95%	2.27%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,308	$ 245,600	$ 221,920	$ 180,398	$ 191,043	$ 248,588
Portfolio turnover rate F	196% A	201%	246% I	216%	112%	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity® Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity® Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds are non-diversified with the exception of Financials. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at

Semiannual Report

2. Investments in Fidelity Central Funds - continued

www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Directors to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because each Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Consumer Discretionary is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Consumer Discretionary	$ 763,381,887	$ 175,796,243	$ (7,029,425)	$ 168,766,818
Consumer Staples	627,360,635	205,316,223	(1,999,322)	203,316,901
Energy	862,984,031	112,568,451	(46,473,147)	66,095,304
Financials	1,462,226,089	114,528,974	(40,405,790)	74,123,184
Health Care	839,481,577	184,504,485	(17,309,768)	167,194,717
Industrials	779,742,967	143,904,847	(8,724,577)	135,180,270
Information Technology	1,335,473,671	397,525,708	(26,842,861)	370,682,847
Materials	263,867,553	60,700,476	(8,754,458)	51,946,018

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Telecom Services	$ 196,867,412	$ 45,733,366	$ (10,308,675)	$ 35,424,691
Utilities	296,031,856	21,443,818	(2,196,893)	19,246,925

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	588,699,085	488,208,325
Consumer Staples	196,948,255	116,777,503
Energy	557,553,781	442,858,329
Financials	2,522,390,585	2,359,888,280
Health Care	665,614,352	503,317,766
Industrials	447,136,360	363,049,621
Information Technology	1,859,274,143	1,690,111,436
Materials	141,120,031	108,749,425
Telecom Services	100,959,812	84,416,496
Utilities	308,860,120	268,757,428

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 22,090
Consumer Staples	3,980
Energy	6,111
Financials	121,595
Health Care	8,588
Industrials	8,903
Information Technology	61,292
Materials	2,071
Telecom Services	11,875
Utilities	7,715

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$ 15,724,000.33%		$ 290
Energy	Borrower	15,316,000.37%		475
Financials	Borrower	13,174,000.34%		248

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the

Semiannual Report

7. Security Lending - continued

loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Consumer Discretionary	$ 2,763	$ -
Energy	1,045	286,470
Financials	26	387,192
Health Care	52	-
Information Technology	33,597	-
Telecom Services	993	951,692

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reduction of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 2,212	$ -
Consumer Staples	2,290	1
Energy	2,598	3
Financials	3,385	-
Health Care	2,602	12
Industrials	2,387	4
Information Technology	4,261	47
Materials	852	3
Telecom Services	641	-
Utilities	844	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Fidelity® Emerging Markets Equity Central Fund

Semiannual Report

March 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMQ-SANN-0512
1.876936.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Actual	.1450%	$ 1,000.00	$ 1,215.90	$ .80
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.27	$ .73

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2012
Brazil 13.4%
Korea (South) 13.0%
Taiwan 8.7%
China 8.6%
Russia 7.8%
United States of America 4.9%
South Africa 4.7%
Cayman Islands 4.7%
India 3.9%
Other 30.3%

As of September 30, 2011
Brazil 15.1%
Korea (South) 11.9%
China 8.3%
Taiwan 7.2%
Russia 6.9%
India 6.5%
United States of America 4.9%
South Africa 4.6%
Hong Kong 4.3%
Other 30.3%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	95.8
Short-Term Investments and Net Other Assets (Liabilities)	3.3	4.2
Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.2	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.6	2.3
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.0	1.2
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.9	2.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.9	1.8
CNOOC Ltd. sponsored ADR (Hong Kong, Oil, Gas & Consumable Fuels)	1.6	1.3
KB Financial Group, Inc. (Korea (South), Commercial Banks)	1.4	0.8
Ecopetrol SA ADR (Colombia, Oil, Gas & Consumable Fuels)	1.3	1.1
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.2	0.0
NOVATEK OAO GDR (Russia, Oil, Gas & Consumable Fuels)	1.1	1.2
	19.2
Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	22.9
Energy	14.5	12.8
Information Technology	14.2	11.8
Materials	12.1	12.8
Consumer Discretionary	7.9	7.9
Consumer Staples	7.8	7.1
Telecommunication Services	7.2	8.0
Industrials	7.0	7.7
Utilities	3.0	3.6
Health Care	1.1	1.2

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 0.3%
Paladin Energy Ltd. (Australia) (a)	607,402	$ 1,154,206
Bailiwick of Guernsey - 0.3%
Chariot Oil & Gas Ltd. (a)(d)	293,000	927,934
Bermuda - 2.0%
Aquarius Platinum Ltd. (Australia)	381,113	880,095
BW Offshore Ltd.	452,824	603,479
CNPC (Hong Kong) Ltd.	1,698,000	3,061,193
Cosco International Holdings Ltd.	594,000	256,246
GP Investments Ltd. (depositary receipt) (a)	475,807	1,341,990
Nine Dragons Paper (Holdings) Ltd.	429,000	351,902
TOTAL BERMUDA		6,494,905
Brazil - 13.4%
Anhanguera Educacional Participacoes SA	156,176	1,881,690
Arezzo Industria e Comercio SA	59,500	1,034,598
B2W Companhia Global do Varejo	50,561	229,829
Banco do Brasil SA	191,500	2,721,556
Banco Do Est Rio Grande Sul SA	114,800	1,238,566
BR Properties SA	147,700	1,896,048
Braskem SA (PN-A)	140,500	1,111,873
Cia.Hering SA	46,400	1,198,149
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	24,600	1,016,472
Companhia de Saneamento de Minas Gerais	32,300	753,039
Companhia Paranaense de Energia-Copel:
(PN-B)	11,000	257,537
(PN-B) sponsored ADR	37,600	883,976
Ecorodovias Infraestrutura e Logistica SA	148,800	1,299,795
Energias do Brasil SA	38,250	877,302
Fibria Celulose SA	133,900	1,099,975
Gerdau SA sponsored ADR	207,400	1,997,262
Itau Unibanco Banco Multiplo SA sponsored ADR	132,660	2,545,745
Localiza Rent A Car SA	71,500	1,315,699
Lojas Americanas SA (PN)	219,322	2,065,959
Mills Estruturas e Servicos de Engenharia SA	67,900	866,437
Multiplus SA	56,700	1,167,568
Natura Cosmeticos SA	56,900	1,237,126
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR	11,700	299,052
sponsored ADR	120,000	3,187,200
Santos Brasil Participacoes SA unit	28,300	495,961
Telefonica Brasil SA sponsored ADR	23,000	704,490
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA sponsored ADR	12,000	$ 387,120
Ultrapar Participacoes SA	158,400	3,469,975
Vale SA (PN-A) sponsored ADR	282,700	6,414,463
TOTAL BRAZIL		43,654,462
British Virgin Islands - 0.1%
HLS Systems International Ltd. (a)	2,200	23,320
Sable Mining Africa Ltd. (a)	1,488,300	246,981
TOTAL BRITISH VIRGIN ISLANDS		270,301
Canada - 1.9%
Banro Corp. (a)	44,700	207,021
Extorre Gold Mines Ltd. (a)	99,200	596,662
Extorre Gold Mines Ltd. (e)	4,800	28,871
First Quantum Minerals Ltd.	41,100	783,642
Goldcorp, Inc.	20,800	937,465
Tahoe Resources, Inc. (a)	10,000	210,716
Uranium One, Inc. (a)(d)	779,000	2,163,130
Yamana Gold, Inc.	78,200	1,219,780
TOTAL CANADA		6,147,287
Cayman Islands - 4.7%
Ajisen (China) Holdings Ltd.	662,000	869,527
Baidu.com, Inc. sponsored ADR (a)	14,040	2,046,611
Belle International Holdings Ltd.	394,000	707,268
Biostime International Holdings Ltd.	528,000	1,358,484
Changyou.com Ltd. (A Shares) ADR (a)	8,400	228,060
Ctrip.com International Ltd. sponsored ADR (a)(d)	23,700	512,868
Eurasia Drilling Co. Ltd. GDR (Reg. S)	78,900	2,175,273
Geely Automobile Holdings Ltd.	1,690,000	661,584
Greatview Aseptic Pack Co. Ltd. (a)	2,382,000	1,251,489
Hengan International Group Co. Ltd.	234,000	2,365,432
Qihoo 360 Technology Co. Ltd. ADR (d)	10,300	251,835
Silicon Motion Technology Corp. sponsored ADR (a)(d)	5,800	112,346
SINA Corp. (a)(d)	9,500	617,500
Stella International Holdings Ltd.	122,000	295,982
Uni-President China Holdings Ltd.	1,837,000	1,289,231
Xueda Education Group sponsored ADR (a)(d)	128,400	526,440
TOTAL CAYMAN ISLANDS		15,269,930
Chile - 1.1%
Aguas Andinas SA	1,072,624	641,028
Embotelladora Andina SA	114,743	539,546
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	58,293	$ 1,178,626
Enersis SA	3,338,158	1,352,753
TOTAL CHILE		3,711,953
China - 8.6%
BYD Co. Ltd. (H Shares) (a)	279,000	779,631
China Communications Construction Co. Ltd. (H Shares)	479,000	480,505
China Communications Services Corp. Ltd. (H Shares)	1,500,000	724,348
China Construction Bank Corp. (H Shares)	7,964,000	6,153,291
China Pacific Insurance Group Co. Ltd. (H Shares)	931,600	2,885,158
China Petroleum & Chemical Corp. (H Shares)	3,236,000	3,523,272
China Railway Group Ltd. (H Shares)	2,739,000	878,246
China Suntien Green Energy Corp. Ltd. (H Shares)	3,627,000	667,896
China Telecom Corp. Ltd. (H Shares)	1,834,000	1,012,022
Dongfang Electric Corp. Ltd. (H Shares)	71,200	172,554
Dongfeng Motor Group Co. Ltd. (H Shares)	674,000	1,216,838
Harbin Power Equipment Co. Ltd. (H Shares)	1,350,000	1,415,087
Industrial & Commercial Bank of China Ltd. (H Shares)	9,448,000	6,095,405
Maanshan Iron & Steel Ltd. (H Shares)	3,190,000	928,376
PetroChina Co. Ltd. (H Shares)	370,000	521,009
Weichai Power Co. Ltd. (H Shares)	99,000	462,134
TOTAL CHINA		27,915,772
Colombia - 1.3%
Ecopetrol SA ADR (d)	68,600	4,190,774
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	3,794	163,008
Egypt - 0.5%
Citadel Capital Corp. (a)	449,400	225,444
Orascom Telecom Holding SAE unit (a)	311,200	1,001,442
Orascom Telecom Media & Technology Holding sponsored GDR (e)	336,500	373,515
TOTAL EGYPT		1,600,401
Hong Kong - 3.7%
China Mobile Ltd.	8,000	88,092
China Mobile Ltd. sponsored ADR	61,400	3,381,912
CNOOC Ltd. sponsored ADR (d)	25,700	5,250,253
Lenovo Group Ltd.	2,670,000	2,403,330
Singamas Container Holdings Ltd.	210,000	62,197
Sinotruk Hong Kong Ltd.	1,462,000	847,198
TOTAL HONG KONG		12,032,982
Common Stocks - continued
	Shares	Value
India - 3.9%
Bharti Airtel Ltd.	90,483	$ 601,322
Cummins India Ltd.	68,335	665,811
Grasim Industries Ltd.	26,861	1,479,216
Housing Development and Infrastructure Ltd. (a)	356,433	600,423
Indiabulls Infrastructure and Power Ltd.	1,037,423	54,640
Indiabulls Real Estate Ltd.	805,498	1,011,526
ITC Ltd.	373,670	1,667,533
JK Cement Ltd.	62,512	198,251
Larsen & Toubro Ltd.	66,750	1,718,473
Lupin Ltd.	75,587	787,163
SREI Infrastructure Finance Ltd.	1,755,144	897,507
State Bank of India	27,565	1,136,511
Tata Motors Ltd. Class A	125,166	388,951
Tulip Telecom Ltd.	226,421	410,136
Ultratech Cemco Ltd.	33,981	1,012,212
TOTAL INDIA		12,629,675
Indonesia - 2.1%
PT Bakrieland Development Tbk (a)	75,279,000	1,012,608
PT Bank Tabungan Negara Tbk	8,669,000	1,137,661
PT Indo Tambangraya Megah Tbk	35,500	168,687
PT Indosat Tbk	1,142,500	630,972
PT Telkomunikasi Indonesia Tbk sponsored ADR	103,300	3,136,188
PT Tower Bersama Infrastructure Tbk	1,964,000	633,616
TOTAL INDONESIA		6,719,732
Israel - 0.6%
Bezeq Israeli Telecommunication Corp. Ltd.	328,600	539,691
Check Point Software Technologies Ltd. (a)	6,400	408,576
NICE Systems Ltd. sponsored ADR (a)	24,400	958,920
TOTAL ISRAEL		1,907,187
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan GDR (Reg. S) (a)	132,200	859,300
Kenya - 0.4%
Equity Bank Ltd.	3,696,700	856,851
Safaricom Ltd.	9,454,836	364,304
TOTAL KENYA		1,221,155
Korea (South) - 11.8%
Amoreg	6,245	1,452,262
Asia Pacific Systems, Inc. (a)	55,551	639,785
Common Stocks - continued
	Shares	Value
Korea (South) - continued
E-Mart Co. Ltd.	5,519	$ 1,217,678
Hana Financial Group, Inc.	80,260	3,024,537
ICD Co. Ltd.	26,668	664,876
KB Financial Group, Inc.	121,202	4,444,153
Korea Electric Power Corp. (a)	40,580	800,248
KT&G Corp.	19,647	1,394,069
LG Corp.	24,068	1,380,655
Orion Corp.	3,733	2,622,425
Samsung Electronics Co. Ltd.	12,141	13,661,442
Samsung Engineering Co. Ltd.	7,187	1,534,953
Samsung Fire & Marine Insurance Co. Ltd.	10,614	2,004,586
Samsung Heavy Industries Ltd.	48,710	1,622,808
Shinhan Financial Group Co. Ltd.	7,820	301,937
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	6,400	493,440
Tong Yang Life Insurance Co. Ltd.	87,960	1,113,959
TOTAL KOREA (SOUTH)		38,373,813
Luxembourg - 1.2%
Samsonite International SA	728,700	1,324,977
Subsea 7 SA (a)	101,600	2,690,209
TOTAL LUXEMBOURG		4,015,186
Malaysia - 1.1%
AirAsia Bhd	1,388,400	1,564,458
Axiata Group Bhd	465,400	790,424
Genting Bhd	367,500	1,301,119
TOTAL MALAYSIA		3,656,001
Mexico - 3.3%
America Movil SAB de CV Series L sponsored ADR	136,200	3,381,846
Cemex SA de CV sponsored ADR (d)	200,381	1,554,957
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	26,000	487,760
Grupo Modelo SAB de CV Series C	239,100	1,666,936
Grupo Televisa SA de CV (CPO) sponsored ADR	138,900	2,928,012
Wal-Mart de Mexico SA de CV Series V	251,300	845,653
TOTAL MEXICO		10,865,164
Netherlands - 0.3%
ASML Holding NV (Netherlands)	18,700	936,860
Common Stocks - continued
	Shares	Value
Nigeria - 0.9%
Guaranty Trust Bank PLC GDR (Reg. S)	265,712	$ 1,363,103
Zenith Bank PLC	18,384,981	1,445,617
TOTAL NIGERIA		2,808,720
Panama - 0.2%
Copa Holdings SA Class A	7,600	601,920
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	32,500	1,310,075
Philippines - 1.2%
Metro Pacific Investments Corp.	11,848,000	1,142,574
Metropolitan Bank & Trust Co.	426,677	868,163
Robinsons Land Corp.	4,978,550	1,913,489
TOTAL PHILIPPINES		3,924,226
Poland - 0.6%
Eurocash SA	61,500	692,356
Powszechny Zaklad Ubezpieczen SA	13,300	1,390,341
TOTAL POLAND		2,082,697
Russia - 7.5%
Bank St. Petersburg OJSC	275,300	738,595
DIXY Group OJSC (a)	58,300	755,323
Gazprom OAO sponsored ADR	75,100	928,987
M Video OJSC (a)	196,000	1,664,201
Magnit OJSC (a)	18,088	2,243,293
Magnitogorsk Iron & Steel Works OJSC unit	107,300	633,607
Mobile TeleSystems OJSC sponsored ADR	148,100	2,716,154
OAO NOVATEK GDR (Reg. S)	27,100	3,672,050
OGK-4 OJSC (a)	23,671,800	2,308,223
Sberbank (Savings Bank of the Russian Federation)	1,179,594	3,806,167
Sistema JSFC (a)	184,000	161,275
Sistema JSFC sponsored GDR	31,600	622,204
TNK-BP Holding (a)	883,200	2,857,930
Uralkali JSC GDR (Reg. S)	35,000	1,319,850
TOTAL RUSSIA		24,427,859
Singapore - 1.0%
First Resources Ltd.	1,020,000	1,550,004
Global Logistic Properties Ltd. (a)	1,000,000	1,750,338
TOTAL SINGAPORE		3,300,342
Common Stocks - continued
	Shares	Value
South Africa - 4.7%
Absa Group Ltd. (f)	156,300	$ 3,178,693
AngloGold Ashanti Ltd.	40,100	1,479,902
Aspen Pharmacare Holdings Ltd.	79,400	1,226,810
Blue Label Telecoms Ltd. (f)	880,306	788,416
Impala Platinum Holdings Ltd.	138,300	2,724,279
JSE Ltd. (f)	195,148	2,019,992
Life Healthcare Group Holdings Ltd.	327,500	1,067,373
Naspers Ltd. Class N	51,100	2,871,198
TOTAL SOUTH AFRICA		15,356,663
Sweden - 0.1%
Lundin Petroleum AB (a)	21,400	458,650
Taiwan - 8.7%
Advanced Semiconductor Engineering, Inc.	1,670,807	1,696,079
Asia Cement Corp.	1,069,400	1,302,909
Catcher Technology Co. Ltd.	96,000	678,348
Cheng Uei Precision Industries Co. Ltd.	538,563	1,288,594
Chinatrust Financial Holding Co. Ltd.	3,351,000	2,106,654
Chinatrust Financial Holding Co. Ltd. rights 4/3/12 (a)	146,551	11,175
Chroma ATE, Inc.	310,933	792,428
HIWIN Technologies Corp.	137,400	1,550,622
Hon Hai Precision Industry Co. Ltd. (Foxconn)	831,000	3,224,642
HTC Corp.	7,200	145,674
Inotera Memories, Inc. (a)	831,000	246,143
Largan Precision Co. Ltd.	2,000	39,313
Lung Yen Life Service Co. Ltd.	54,000	172,210
Synnex Technology International Corp.	680,753	1,691,097
Taiwan Fertilizer Co. Ltd.	761,000	1,970,393
Taiwan Mobile Co. Ltd.	365,000	1,112,058
Taiwan Semiconductor Manufacturing Co. Ltd.	1,869,469	5,376,045
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	201,101	3,072,823
Unified-President Enterprises Corp.	1,197,000	1,657,147
United Microelectronics Corp.	739,000	360,050
TOTAL TAIWAN		28,494,404
Thailand - 2.9%
Bangkok Bank Public Co. Ltd. (For. Reg.)	367,400	2,310,767
Banpu PCL (For. Reg.)	41,100	810,141
Electricity Generating PCL (For. Reg.)	282,000	850,251
PTT Global Chemical PCL (For. Reg.)	480,137	1,105,195
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT PCL (For. Reg.)	243,000	$ 2,788,847
Siam Cement PCL (For. Reg.)	110,400	1,488,941
TOTAL THAILAND		9,354,142
Turkey - 1.3%
Aygaz A/S	165,000	847,910
TAV Havalimanlari Holding A/S (a)	319,000	1,589,184
Turkiye Is Bankasi A/S Series C	414,000	1,019,613
Turkiye Vakiflar Bankasi TAO	381,000	722,457
TOTAL TURKEY		4,179,164
United Kingdom - 1.2%
Antofagasta PLC	38,300	705,725
Evraz PLC	174,700	1,032,504
Hikma Pharmaceuticals PLC	60,494	657,001
International Personal Finance PLC	34,200	146,658
Kazakhmys PLC	106,000	1,539,487
TOTAL UNITED KINGDOM		4,081,375
United States of America - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	27,035	2,080,343
Global Payments, Inc.	14,900	707,303
ION Geophysical Corp. (a)	208,280	1,343,406
Universal Display Corp. (a)	30,590	1,117,453
TOTAL UNITED STATES OF AMERICA		5,248,505
TOTAL COMMON STOCKS (Cost $276,125,544)		310,346,730
Nonconvertible Preferred Stocks - 1.5%

Korea (South) - 1.2%
Hyundai Motor Co. Series 2	42,900	2,654,039
Samsung Electronics Co. Ltd.	1,940	1,361,134
TOTAL KOREA (SOUTH)		4,015,173
Russia - 0.3%
Sberbank (Savings Bank of the Russian Federation) (a)	301,900	803,372
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,258,280)		4,818,545
Money Market Funds - 10.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	20,361,723	$ 20,361,723
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	13,263,471	13,263,471
TOTAL MONEY MARKET FUNDS (Cost $33,625,194)		33,625,194
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $314,009,018)		348,790,469
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(22,803,826)
NET ASSETS - 100%		$ 325,986,643
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $402,386 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,399
Fidelity Securities Lending Cash Central Fund	19,521
Total	$ 24,920
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 43,654,462	$ 43,654,462	$ -	$ -
Korea (South)	42,388,986	37,144,585	5,244,401	-
Taiwan	28,494,404	21,051,055	7,443,349	-
China	27,915,772	22,859,469	5,056,303	-
Russia	25,231,231	25,231,231	-	-
South Africa	15,356,663	13,876,761	1,479,902	-
Cayman Islands	15,269,930	15,269,930	-	-
India	12,629,675	11,095,819	1,479,216	54,640
Hong Kong	12,032,982	11,944,890	88,092	-
Other	92,191,170	90,547,007	1,644,163	-
Money Market Funds	33,625,194	33,625,194	-	-
Total Investments in Securities:	$ 348,790,469	$ 326,300,403	$ 22,435,426	$ 54,640
Transfers from Level 2 to Level 1 during the period were $77,359,490.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	830
Cost of Purchases	53,810
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 54,640
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 830

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,933,029) - See accompanying schedule: Unaffiliated issuers (cost $280,383,824)	$ 315,165,275
Fidelity Central Funds (cost $33,625,194)	33,625,194
Total Investments (cost $314,009,018)		$ 348,790,469
Foreign currency held at value (cost $1,579,866)		1,579,897
Receivable for investments sold		24,641,284
Dividends receivable		900,381
Distributions receivable from Fidelity Central Funds		8,572
Other receivables		209,521
Total assets		376,130,124

Liabilities
Payable to custodian bank	$ 3,213,142
Payable for investments purchased Regular delivery	6,372,506
Delayed delivery	159,087
Payable for fund shares redeemed	27,064,822
Other payables and accrued expenses	70,453
Collateral on securities loaned, at value	13,263,471
Total liabilities		50,143,481

Net Assets		$ 325,986,643
Net Assets consist of:
Paid in capital		$ 291,259,853
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,726,790
Net Assets, for 1,617,276 shares outstanding		$ 325,986,643
Net Asset Value, offering price and redemption price per share ($325,986,643 ÷ 1,617,276 shares)		$ 201.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,431,985
Interest		14
Income from Fidelity Central Funds		24,920
Income before foreign taxes withheld		2,456,919
Less foreign taxes withheld		(190,994)
Total income		2,265,925

Expenses
Custodian fees and expenses	$ 225,664
Independent directors' compensation	932
Total expenses before reductions	226,596
Expense reductions	(932)	225,664
Net investment income (loss)		2,040,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,953,828)
Foreign currency transactions	(136,141)
Total net realized gain (loss)		(8,089,969)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18)	64,294,073
Assets and liabilities in foreign currencies	1,590
Total change in net unrealized appreciation (depreciation)		64,295,663
Net gain (loss)		56,205,694
Net increase (decrease) in net assets resulting from operations		$ 58,245,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,040,261	$ 6,141,021
Net realized gain (loss)	(8,089,969)	65,970,562
Change in net unrealized appreciation (depreciation)	64,295,663	(114,086,780)
Net increase (decrease) in net assets resulting from operations	58,245,955	(41,975,197)
Distributions to partners from net investment income	(1,413,482)	(5,183,388)
Affiliated share transactions Proceeds from sales of shares	66,057,582	82,086,029
Reinvestment of distributions	1,409,545	4,380,702
Cost of shares redeemed	(48,996,870)	(183,186,648)
Net increase (decrease) in net assets resulting from share transactions	18,470,257	(96,719,917)
Total increase (decrease) in net assets	75,302,730	(143,878,502)

Net Assets
Beginning of period	250,683,913	394,562,415
End of period	$ 325,986,643	$ 250,683,913
Other Affiliated Information Shares
Sold	357,392	399,640
Issued in reinvestment of distributions	7,456	20,560
Redeemed	(252,797)	(842,969)
Net increase (decrease)	112,051	(422,769)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 166.54	$ 204.65	$ 169.41	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.23	3.61	3.41	2.43
Net realized and unrealized gain (loss)	34.67	(38.40)	34.39	69.31
Total from investment operations	35.90	(34.79)	37.80	71.74
Distributions to partners from net investment income	(.87)	(3.32)	(2.56)	(2.33)
Net asset value, end of period	$ 201.57	$ 166.54	$ 204.65	$ 169.41
Total Return B,C	21.59%	(17.34)%	22.50%	72.46%
Ratios to Average Net Assets E,H
Expenses before reductions	.15% A	.12%	.12%	.12% A
Expenses net of fee waivers, if any	.14% A	.12%	.12%	.12% A
Expenses net of all reductions	.14% A	.12%	.12%	.12% A
Net investment income (loss)	1.31% A	1.67%	1.86%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 325,987	$ 250,684	$ 394,562	$ 181,660
Portfolio turnover rate F	97% A	126%	104%	94% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 9, 2008 (commencement of operations) to September 30, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 50,944,987
Gross unrealized depreciation	(19,984,078)
Net unrealized appreciation (depreciation) on securities and other investments	$ 30,960,909

Tax cost	$ 317,829,560

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $162,854,031 and $144,350,376, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $328 for the period.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,521, including $66 from securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $932.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® International Equity
Central Fund

Semiannual Report

March 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INTCEN-SANN-0512
1.859211.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Actual	.0155%	$ 1,000.00	$ 1,163.00	$ .08
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .08

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2012
United Kingdom 20.8%
Japan 16.1%
France 9.0%
Germany 7.7%
Switzerland 7.4%
United States of America 5.5%
Australia 5.4%
Italy 3.1%
Spain 2.7%
Other 22.3%

As of September 30, 2011
United Kingdom 22.2%
Japan 15.4%
France 8.3%
United States of America 8.2%
Germany 7.7%
Switzerland 7.4%
Australia 4.8%
Spain 3.3%
Italy 2.5%
Other 20.2%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	95.9
Short-Term Investments and Net Other Assets (Liabilities)	2.3	4.1
Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.1	2.2
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	1.9	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.6
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	2.9
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.7	1.7
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.6	1.7
BASF AG (Germany, Chemicals)	1.6	1.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.4	1.4
Sanofi SA (France, Pharmaceuticals)	1.3	1.2
	16.5
Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	22.0
Industrials	12.7	11.6
Consumer Staples	11.3	10.9
Consumer Discretionary	10.3	10.0
Materials	9.9	9.1
Energy	8.8	8.1
Health Care	8.1	9.0
Telecommunication Services	5.2	5.7
Information Technology	4.9	4.8
Utilities	4.4	4.7

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 5.4%
Australia & New Zealand Banking Group Ltd.	750,936	$ 18,087,715
Commonwealth Bank of Australia	394,467	20,465,364
Fortescue Metals Group Ltd.	1,500,000	9,024,818
Macquarie Group Ltd.	132,620	3,993,691
Newcrest Mining Ltd.	300,000	9,220,537
Origin Energy Ltd.	333,203	4,606,396
Spark Infrastructure Group unit (e)	2,769,965	4,288,314
Suncorp-Metway Ltd.	499,101	4,341,490
Westfield Group unit	1,276,341	11,670,743
WorleyParsons Ltd.	146,002	4,328,638
TOTAL AUSTRALIA		90,027,706
Bailiwick of Jersey - 0.8%
Centamin PLC (a)	4,000,000	4,398,625
Delphi Automotive PLC	98,300	3,106,280
Shire PLC	189,400	6,060,113
TOTAL BAILIWICK OF JERSEY		13,565,018
Belgium - 0.8%
Anheuser-Busch InBev SA NV	186,516	13,583,230
Bermuda - 0.9%
Cheung Kong Infrastructure Holdings Ltd.	553,000	3,364,743
Huabao International Holdings Ltd.	10,000,000	6,503,039
Li & Fung Ltd.	1,968,000	4,516,040
TOTAL BERMUDA		14,383,822
Brazil - 1.6%
Drogasil SA	466,542	4,535,239
Embraer SA sponsored ADR	193,900	6,200,922
HRT Participacoes em Petroleo SA (a)	4,500	1,558,186
OGX Petroleo e Gas Participacoes SA (a)	305,400	2,525,557
Qualicorp SA	579,000	4,962,540
Souza Cruz Industria e Comerico	316,500	4,853,364
Ultrapar Participacoes SA	129,500	2,836,879
TOTAL BRAZIL		27,472,687
Canada - 1.6%
Copper Mountain Mining Corp. (a)	1,750,000	7,385,595
First Quantum Minerals Ltd.	500,000	9,533,357
Ivanhoe Mines Ltd. (a)	360,000	5,662,273
Common Stocks - continued
	Shares	Value
Canada - continued
Nexen, Inc.	155,300	$ 2,847,413
Open Text Corp. (a)	27,800	1,699,686
TOTAL CANADA		27,128,324
Cayman Islands - 0.7%
Baidu.com, Inc. sponsored ADR (a)	24,300	3,542,211
Changyou.com Ltd. (A Shares) ADR (a)	23,500	638,025
China Kanghui Holdings sponsored ADR (a)(d)	157,700	2,997,877
Microport Scientific Corp.	4,284,000	2,008,056
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	96,500	2,649,890
Qihoo 360 Technology Co. Ltd. ADR (d)	25,200	616,140
TOTAL CAYMAN ISLANDS		12,452,199
Chile - 0.1%
CFR Pharmaceuticals SA ADR (e)	34,893	871,254
China - 0.3%
Industrial & Commercial Bank of China Ltd. (H Shares)	7,382,000	4,762,519
Czech Republic - 0.4%
Komercni Banka A/S	30,600	6,093,656
Denmark - 2.2%
Danske Bank A/S (a)	660,949	11,194,294
Jyske Bank A/S (Reg.) (a)	272,793	8,629,286
Novo Nordisk A/S Series B	92,724	12,875,392
William Demant Holding A/S (a)	47,600	4,436,160
TOTAL DENMARK		37,135,132
Finland - 0.5%
Nokian Tyres PLC	50,600	2,465,817
Sampo OYJ (A Shares)	206,600	5,970,780
TOTAL FINLAND		8,436,597
France - 9.0%
Alstom SA	168,514	6,575,854
Atos Origin SA	59,843	3,451,367
AXA SA	577,400	9,571,715
BNP Paribas SA	334,500	15,870,218
Carrefour SA	70,749	1,696,020
Casino Guichard Perrachon SA	18,870	1,859,766
Christian Dior SA	74,600	11,446,358
Compagnie Generale de Geophysique SA (a)	172,700	5,132,529
Danone	107,200	7,477,189
Common Stocks - continued
	Shares	Value
France - continued
Dassault Systemes SA	37,600	$ 3,459,520
EDF SA	154,600	3,527,779
GDF Suez	191,200	4,939,231
Iliad SA	16,181	2,229,192
Ipsos SA	102,102	3,660,886
JC Decaux SA	106,300	3,247,882
Pernod Ricard SA	48,200	5,039,703
PPR SA	28,900	4,971,981
Remy Cointreau SA	10,000	1,016,241
Sanofi SA	287,947	22,341,412
Suez Environnement SA	224,421	3,441,939
Technip SA	71,900	8,469,914
Unibail-Rodamco	49,200	9,839,056
VINCI SA	229,500	11,967,442
TOTAL FRANCE		151,233,194
Germany - 7.1%
Allianz AG	117,524	14,023,159
BASF AG	300,000	26,242,231
Bayerische Motoren Werke AG (BMW)	79,692	7,166,544
Bilfinger Berger AG	68,758	6,458,368
CTS Eventim AG	118,313	4,086,713
Deutsche Boerse AG	76,600	5,156,915
E.ON AG	403,561	9,666,236
ElringKlinger AG	70,100	2,007,206
Metro AG	37,200	1,438,246
MTU Aero Engines Holdings AG	78,000	6,282,052
Munich Re Group	31,400	4,734,151
SAP AG	165,008	11,524,665
Siemens AG	83,060	8,375,795
Thyssenkrupp AG	450,000	11,201,660
TOTAL GERMANY		118,363,941
Hong Kong - 1.7%
AIA Group Ltd.	2,491,200	9,126,744
Hang Seng Bank Ltd.	330,700	4,394,798
Henderson Land Development Co. Ltd.	1,561,514	8,616,317
Sun Hung Kai Properties Ltd.	579,000	7,195,001
TOTAL HONG KONG		29,332,860
Common Stocks - continued
	Shares	Value
India - 0.4%
Apollo Hospitals Enterprise Ltd.	323,698	$ 4,066,836
Axis Bank Ltd.	121,050	2,728,833
TOTAL INDIA		6,795,669
Indonesia - 0.2%
PT Bank Mandiri (Persero) Tbk	3,485,500	2,611,068
Ireland - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	173,000	6,276,440
Israel - 0.8%
Israel Chemicals Ltd.	1,000,000	11,380,798
NICE Systems Ltd. sponsored ADR (a)	63,000	2,475,900
TOTAL ISRAEL		13,856,698
Italy - 3.1%
A2A SpA	2,518,800	2,020,557
ENI SpA	800,200	18,752,112
Fiat Industrial SpA	1,227,700	13,098,577
Prada SpA	511,500	3,326,304
Prysmian SpA	411,100	7,226,113
Saipem SpA	161,500	8,341,841
TOTAL ITALY		52,765,504
Japan - 16.1%
Aeon Credit Service Co. Ltd.	249,400	3,945,528
Ain Pharmaciez, Inc.	68,600	3,701,338
Aisin Seiki Co. Ltd.	146,100	5,194,193
Aozora Bank Ltd.	2,844,000	8,265,710
Astellas Pharma, Inc.	187,400	7,716,035
Brother Industries Ltd.	194,000	2,649,562
Canon, Inc.	256,100	12,246,379
Chubu Electric Power Co., Inc.	121,300	2,191,797
Denso Corp.	203,400	6,870,173
Fanuc Corp.	82,400	14,753,743
Fast Retailing Co. Ltd.	23,800	5,458,490
Hirose Electric Co. Ltd.	21,500	2,270,230
Hitachi Ltd.	1,198,000	7,748,170
Honda Motor Co. Ltd.	488,300	18,799,669
Japan Retail Fund Investment Corp.	3,062	4,554,740
Japan Tobacco, Inc.	1,814	10,264,350
JS Group Corp.	291,300	6,130,330
JSR Corp.	522,500	10,597,828
Kansai Electric Power Co., Inc.	146,500	2,270,533
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	19,670	$ 4,655,230
Kubota Corp.	752,000	7,276,483
Mitsubishi Corp.	445,400	10,419,460
Mitsubishi Estate Co. Ltd.	504,000	9,059,685
Mitsubishi Heavy Industries Ltd.	1,236,000	6,020,395
Mitsubishi UFJ Financial Group, Inc.	3,026,500	15,182,594
Mitsui & Co. Ltd.	579,800	9,565,717
Murata Manufacturing Co. Ltd.	75,900	4,526,863
Nippon Telegraph & Telephone Corp.	166,200	7,530,143
NTT DoCoMo, Inc.	5,661	9,411,398
ORIX Corp.	102,460	9,840,360
Osaka Gas Co. Ltd.	875,000	3,510,962
Rakuten, Inc.	4,522	4,738,256
Sawai Pharmaceutical Co. Ltd.	24,800	2,629,810
Ship Healthcare Holdings, Inc.	100,800	2,065,575
Start Today Co. Ltd.	211,800	3,910,145
Tokio Marine Holdings, Inc.	275,400	7,620,633
Tokyo Gas Co. Ltd.	861,000	4,061,718
Toyota Motor Corp.	206,600	8,986,344
Unicharm Corp.	63,100	3,329,853
TOTAL JAPAN		269,970,422
Korea (South) - 0.6%
Hyundai Motor Co.	21,774	4,477,402
Samchully Co. Ltd.	13,593	1,136,049
Samsung Electronics Co. Ltd.	3,649	4,105,972
TOTAL KOREA (SOUTH)		9,719,423
Netherlands - 2.6%
AerCap Holdings NV (a)	375,900	4,176,249
ASML Holding NV (Netherlands)	138,300	6,928,757
Delta Lloyd NV	168,800	2,967,083
Fugro NV (Certificaten Van Aandelen) unit	93,700	6,675,524
Gemalto NV	39,077	2,579,173
Koninklijke KPN NV	627,609	6,903,665
Koninklijke Philips Electronics NV	463,300	9,402,774
STMicroelectronics NV	307,000	2,513,415
Yandex NV	86,900	2,335,003
TOTAL NETHERLANDS		44,481,643
Norway - 1.6%
Aker Solutions ASA	285,500	4,830,019
DnB NOR ASA	749,000	9,626,844
Common Stocks - continued
	Shares	Value
Norway - continued
Gjensidige Forsikring ASA	431,100	$ 5,090,510
Telenor ASA	356,000	6,600,927
TOTAL NORWAY		26,148,300
Philippines - 0.1%
Manila Water Co., Inc.	4,025,200	2,175,277
Poland - 0.1%
Eurocash SA	105,700	1,189,952
Portugal - 0.1%
Energias de Portugal SA	659,701	1,918,866
Russia - 0.1%
OAO NOVATEK GDR (Reg. S)	10,500	1,422,750
Singapore - 0.5%
United Overseas Bank Ltd.	599,000	8,745,047
South Africa - 0.5%
Harmony Gold Mining Co. Ltd.	500,000	5,470,714
Life Healthcare Group Holdings Ltd. (f)	647,800	2,111,281
TOTAL SOUTH AFRICA		7,581,995
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA (d)	1,292,308	10,300,739
Gas Natural SDG SA	173,900	2,778,422
Inditex SA	77,828	7,454,579
Red Electrica Corporacion SA	80,400	3,934,102
Repsol YPF SA	301,631	7,566,702
Telefonica SA	794,198	13,029,521
Telefonica SA sponsored ADR (d)	34,600	567,786
TOTAL SPAIN		45,631,851
Sweden - 2.5%
H&M Hennes & Mauritz AB (B Shares)	277,430	10,038,503
Intrum Justitia AB	259,600	4,316,073
Svenska Handelsbanken AB (A Shares)	304,600	9,709,522
Swedbank AB (A Shares)	492,100	7,646,063
Swedish Match Co. AB	179,400	7,142,160
Telefonaktiebolaget LM Ericsson (B Shares)	257,899	2,668,426
TOTAL SWEDEN		41,520,747
Switzerland - 7.4%
Nestle SA	554,828	34,911,076
Roche Holding AG:
(Bearer)	12,433	2,286,339
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG: - continued
(participation certificate)	164,813	$ 28,682,976
Schindler Holding AG (participation certificate)	64,999	7,819,753
Swatch Group AG (Bearer)	14,390	6,623,513
Swisscom AG	14,160	5,723,922
Syngenta AG (Switzerland)	50,000	17,229,108
UBS AG	911,110	12,768,994
Zurich Financial Services AG	33,445	8,988,321
TOTAL SWITZERLAND		125,034,002
Taiwan - 0.2%
Giant Manufacturing Co. Ltd.	808,000	3,546,142
United Kingdom - 20.8%
Anglo American PLC (United Kingdom)	850,000	31,773,268
ASOS PLC (a)(d)	89,600	2,553,877
Aviva PLC	527,400	2,799,333
Barclays PLC	3,064,315	11,547,746
BG Group PLC	425,616	9,857,590
BP PLC	2,056,318	15,313,986
BP PLC sponsored ADR	216,213	9,729,585
British American Tobacco PLC (United Kingdom)	473,700	23,862,448
BT Group PLC	2,363,000	8,559,789
Carphone Warehouse Group PLC	759,200	1,821,511
Centrica PLC	1,419,266	7,182,647
Cookson Group PLC	436,700	4,826,646
Diageo PLC	504,367	12,143,048
GlaxoSmithKline PLC	1,245,920	27,853,564
HSBC Holdings PLC (United Kingdom)	1,298,026	11,529,346
Imperial Tobacco Group PLC	246,462	9,993,375
International Power PLC	764,976	4,955,495
Meggitt PLC	1,422,400	9,189,245
Michael Page International PLC	611,600	4,695,620
National Grid PLC	839,100	8,457,173
Next PLC	112,600	5,372,493
Ocado Group PLC (a)(d)	1,055,000	1,932,156
Ophir Energy PLC	241,600	1,961,179
Prudential PLC	461,895	5,534,617
Reckitt Benckiser Group PLC	137,017	7,742,877
Rolls-Royce Group PLC	973,970	12,649,864
Royal Dutch Shell PLC Class A (United Kingdom)	811,923	28,397,949
SABMiller PLC	239,500	9,613,399
Standard Chartered PLC (United Kingdom)	473,401	11,812,397
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SuperGroup PLC (a)(d)	141,300	$ 1,392,218
Tesco PLC	737,022	3,890,260
The Weir Group PLC	168,300	4,748,615
Unilever PLC	282,500	9,320,359
Vodafone Group PLC	9,655,836	26,634,127
TOTAL UNITED KINGDOM		349,647,802
United States of America - 3.2%
Baxter International, Inc.	41,200	2,462,936
Beam, Inc.	36,975	2,165,626
Cobalt International Energy, Inc. (a)	44,600	1,339,338
CSX Corp.	191,800	4,127,536
Elizabeth Arden, Inc. (a)	45,400	1,588,092
Johnson & Johnson	83,900	5,534,044
Lorillard, Inc.	49,700	6,435,156
NIKE, Inc. Class B	44,400	4,814,736
Textron, Inc.	153,600	4,274,688
TRW Automotive Holdings Corp. (a)	31,600	1,467,820
United Technologies Corp.	102,000	8,459,880
Universal Display Corp. (a)	50,100	1,830,153
Virgin Media, Inc.	350,500	8,755,490
TOTAL UNITED STATES OF AMERICA		53,255,495
TOTAL COMMON STOCKS (Cost $1,534,975,411)		1,629,137,232
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $6,878,297)	53,500	9,407,534
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	32,889,815	$ 32,889,815
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,419,254	14,419,254
TOTAL MONEY MARKET FUNDS (Cost $47,309,069)		47,309,069
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,589,162,777)		1,685,853,835
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(7,818,338)
NET ASSETS - 100%		$ 1,678,035,497
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,159,568 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,998
Fidelity Securities Lending Cash Central Fund	251,751
Total	$ 269,749
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 349,647,802	$ 157,694,317	$ 191,953,485	$ -
Japan	269,970,422	-	269,970,422	-
France	151,233,194	123,759,253	27,473,941	-
Germany	127,771,475	107,871,015	19,900,460	-
Switzerland	125,034,002	95,035,900	29,998,102	-
Australia	90,027,706	90,027,706	-	-
United States of America	53,255,495	53,255,495	-	-
Italy	52,765,504	34,013,392	18,752,112	-
Spain	45,631,851	22,301,591	23,330,260	-
Other	373,207,315	313,704,494	59,502,821	-
Money Market Funds	47,309,069	47,309,069	-	-
Total Investments in Securities:	$ 1,685,853,835	$ 1,044,972,232	$ 640,881,603	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,172,253
Total Realized Gain (Loss)	334,196
Total Unrealized Gain (Loss)	(639,466)
Cost of Purchases	-
Proceeds of Sales	(2,866,983)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,964,698) - See accompanying schedule: Unaffiliated issuers (cost $1,541,853,708)	$ 1,638,544,766
Fidelity Central Funds (cost $47,309,069)	47,309,069
Total Investments (cost $1,589,162,777)		$ 1,685,853,835
Receivable for investments sold		68,903,911
Receivable for fund shares sold		20,756
Dividends receivable		10,538,290
Distributions receivable from Fidelity Central Funds		17,759
Other receivables		33,919
Total assets		1,765,368,470

Liabilities
Payable to custodian bank	$ 4,404,647
Payable for investments purchased Regular delivery	13,978,752
Delayed delivery	169,561
Payable for fund shares redeemed	54,317,435
Other payables and accrued expenses	43,324
Collateral on securities loaned, at value	14,419,254
Total liabilities		87,332,973

Net Assets		$ 1,678,035,497
Net Assets consist of:
Paid in capital		$ 1,581,204,769
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,830,728
Net Assets, for 25,174,678 shares outstanding		$ 1,678,035,497
Net Asset Value, offering price and redemption price per share ($1,678,035,497 ÷ 25,174,678 shares)		$ 66.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Dividends		$ 20,725,204
Interest		658
Income from Fidelity Central Funds		269,749
Income before foreign taxes withheld		20,995,611
Less foreign taxes withheld		(1,087,205)
Total income		19,908,406

Expenses
Custodian fees and expenses	$ 122,334
Independent directors' compensation	4,888
Interest	1,136
Total expenses before reductions	128,358
Expense reductions	(4,888)	123,470
Net investment income (loss)		19,784,936
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(94,506,308)
Foreign currency transactions	(360,647)
Total net realized gain (loss)		(94,866,955)
Change in net unrealized appreciation (depreciation) on: Investment securities	309,563,643
Assets and liabilities in foreign currencies	72,778
Total change in net unrealized appreciation (depreciation)		309,636,421
Net gain (loss)		214,769,466
Net increase (decrease) in net assets resulting from operations		$ 234,554,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,784,936	$ 54,892,883
Net realized gain (loss)	(94,866,955)	36,172,623
Change in net unrealized appreciation (depreciation)	309,636,421	(244,487,062)
Net increase (decrease) in net assets resulting from operations	234,554,402	(153,421,556)
Distributions to partners from net investment income	(14,894,893)	(50,641,639)
Affiliated share transactions Proceeds from sales of shares	190,374,261	177,210,108
Reinvestment of distributions	14,894,770	50,641,224
Cost of shares redeemed	(231,526,180)	(220,576,506)
Net increase (decrease) in net assets resulting from share transactions	(26,257,149)	7,274,826
Total increase (decrease) in net assets	193,402,360	(196,788,369)

Net Assets
Beginning of period	1,484,633,137	1,681,421,506
End of period	$ 1,678,035,497	$ 1,484,633,137
Other Affiliated Information Shares
Sold	3,057,494	2,631,756
Issued in reinvestment of distributions	232,642	701,652
Redeemed	(3,780,013)	(3,058,284)
Net increase (decrease)	(489,877)	275,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 57.85	$ 66.23	$ 65.05	$ 67.12	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.78	2.18	1.64	1.66	2.22
Net realized and unrealized gain (loss)	8.62	(8.56)	.99	(2.15)	(33.01)
Total from investment operations	9.40	(6.38)	2.63	(.49)	(30.79)
Distributions to partners from net investment income	(.59)	(2.00)	(1.45)	(1.58)	(2.09)
Net asset value, end of period	$ 66.66	$ 57.85	$ 66.23	$ 65.05	$ 67.12
Total Return B,C	16.30%	(10.20)%	4.21%	(.12)%	(31.24)%
Ratios to Average Net Assets E,H
Expenses before reductions	.02% A	.02%	.03%	.03%	.03% A
Expenses net of fee waivers, if any	.02% A	.02%	.03%	.03%	.03% A
Expenses net of all reductions	.02% A	.02%	.03%	.03%	.03% A
Net investment income (loss)	2.49% A	3.10%	2.57%	3.13%	3.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,678,035	$ 1,484,633	$ 1,681,422	$ 641,051	$ 620,897
Portfolio turnover rate F	104% A	117%	90%	96%	75% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 10, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity® International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 182,284,061
Gross unrealized depreciation	(96,516,965)
Net unrealized appreciation (depreciation) on securities and other investments	$ 85,767,096

Tax Cost	$ 1,600,086,739

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $804,318,210 and $804,351,144, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $584 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 32,851,000.31%		$ 1,136

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $251,751. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,888.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2012